UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-07470

CARILLON SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-1000

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates, LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1.	Reports to Shareholders

[INSERT SEMI-ANNUAL REPORT]

Semiannual Report for the six-month period ended April 30, 2020 (unaudited)

Equity Funds

Carillon ClariVest Capital Appreciation Fund

Carillon ClariVest International Stock Fund

Carillon Cougar Tactical Allocation Fund

Carillon Eagle Growth & Income Fund

Carillon Eagle Mid Cap Growth Fund

Carillon Eagle Small Cap Growth Fund

Carillon Scout International Fund

Carillon Scout Mid Cap Fund

Carillon Scout Small Cap Fund

Fixed Income Funds

Carillon Reams Core Bond Fund

Carillon Reams Core Plus Bond Fund

Carillon Reams Unconstrained Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund or your financial intermediary electronically by going to carillontower.com/eDelivery.

You may elect to receive all future reports in paper free of charge. You can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 800.421.4184, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing a Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper from a Fund will apply to all Funds held with the Carillon Mutual Funds or your financial intermediary, as applicable.

880 Carillon Parkway  |  St. Petersburg, FL 33716  |  800.421.4184  |  carillontower.com

Not FDIC Insured	May Lose Value	No Bank Guarantee

Carillon Fund Distributors, Inc. , Member FINRA

President’s Letter1
Investment Portfolios
Carillon ClariVest Capital Appreciation Fund2
Carillon ClariVest International Stock Fund3
Carillon Cougar Tactical Allocation Fund4
Carillon Eagle Growth & Income Fund5
Carillon Eagle Mid Cap Growth Fund6
Carillon Eagle Small Cap Growth Fund7
Carillon Scout International Fund9
Carillon Scout Mid Cap Fund10
Carillon Scout Small Cap Fund12
Carillon Reams Core Bond Fund14
Carillon Reams Core Plus Bond Fund17
Carillon Reams Unconstrained Bond Fund21

Statements of Assets and Liabilities26
Statements of Operations29
Statements of Changes in Net Assets32
Financial Highlights35
Notes to Financial Statements45
Understanding Your Ongoing Costs58
Principal Risks60

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President’s Letter

Dear Fellow Shareholders:

I sincerely hope that this letter finds you healthy and well. While the novel coronavirus (COVID-19) has created new challenges and concerns, our commitment to helping you achieve your financial goals remains the same. Your fund family is operating efficiently and coping effectively with physical distancing and market dynamics.

The semiannual report of the Carillon Family of Funds for the six-month period ending April 30, 2020 follows.

This period included the quickest “bear market” in history, driven by the actual and anticipated impacts of COVID-19. This was accompanied by unprecedented monetary and fiscal stimulus from the United States government, and governments globally. It has since been followed by a technical “bull market” as many equities and bonds made gains. As in last year’s letter, this is another reminder—if any was needed—that capital markets can be extremely volatile. The full impact of the COVID-19 pandemic is unknown at this time, but we can expect that the economic data will be extreme. Indeed, we are already seeing an exceptional spike in unemployment data, and the coming earnings seasons will likely reveal some extreme results.

We see opportunity in market volatility for our investment managers and their research-driven strategies. In a volatile market environment, experienced, research-based teams can consider specific investment opportunities. Carillon’s diverse array of strategies, including small-cap, mid-cap, large-cap, and international equities, fixed-income and tactical allocation, can help investors navigate current conditions and build toward long-term plans.

We believe investors should not let volatility deter them from their long-term focus; now may be a good time to work with your financial advisor and to be deliberate in your investment planning and decision-making.

As with all investments, investing in any mutual fund carries certain risks. The principal risk factors for each fund are described at the end of this report. Carefully consider the investment objectives, risks, charges and expenses of any fund before you invest. Contact us at 800.421.4184 or carillontower.com or call your financial advisor for a prospectus, or summary prospectus, which contains this and other important information about the Carillon Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money.

We are grateful for your continued support of the Carillon Family of Funds and hope we can continue to be a partner in helping you achieve your long-term financial goals.

Sincerely,

J. Cooper Abbott, CAIA, CFA

President

June 18, 2020

Performance data represented are historical and do not guarantee future results. Investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please call us at 800.421.4184 or visit our website at carillontower.com.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON CLARIVEST CAPITAL APPRECIATION FUND
COMMON STOCKS—98.3%	Shares	Value
Aerospace & defense—0.9%
Northrop Grumman Corp.	8,300	$2,744,561
Raytheon Technologies Corp.	23,500	1,523,035

Beverages—1.1%
Keurig Dr Pepper, Inc.	82,700	2,188,242
The Coca-Cola Co.	59,500	2,730,455

Biotechnology—3.0%
AbbVie, Inc.	70,800	5,819,760
Amgen, Inc.	33,500	8,013,870

Building products—0.7%
Carrier Global Corp.*	23,500	416,185
Trane Technologies PLC	32,258	2,819,994

Capital markets—0.3%
The Goldman Sachs Group, Inc.	7,400	1,357,308

Commercial services & supplies—0.8%
Copart, Inc.*	46,600	3,733,126

Communications equipment—0.6%
Cisco Systems, Inc.	64,800	2,746,224

Electronic equipment, instruments & components—0.6%
Keysight Technologies, Inc.*	29,500	2,854,715

Entertainment—1.4%
Activision Blizzard, Inc.	63,200	4,027,736
The Walt Disney Co.	22,300	2,411,745

Equity real estate investment trusts (REITs)—2.2%
American Tower Corp.	33,900	8,068,200
Medical Properties Trust, Inc.	114,732	1,966,507

Food & staples retailing—3.2%
Costco Wholesale Corp.	29,300	8,877,900
Wal-Mart, Inc.	48,900	5,943,795

Food products—1.1%
Campbell Soup Co.	25,000	1,249,500
Tyson Foods, Inc., Class A	59,000	3,669,210

Health care equipment & supplies—1.4%
Stryker Corp.	10,100	1,882,943
The Cooper Companies, Inc.	5,980	1,714,466
Zimmer Biomet Holdings, Inc.	23,000	2,753,100

Health care providers & services—5.8%
Centene Corp.*	60,540	4,030,753
CVS Health Corp.	34,300	2,111,165
Laboratory Corp. of America Holdings*	12,900	2,121,405
McKesson Corp.	23,900	3,375,875
UnitedHealth Group, Inc.	51,700	15,120,699

Health care technology—0.7%
Veeva Systems, Inc., Class A*	17,700	3,377,160

Household durables—1.2%
Lennar Corp., Class A	57,300	2,869,011
PulteGroup, Inc.	92,100	2,603,667

Household products—0.9%
The Procter & Gamble Co.	35,300	4,160,811

Insurance—0.3%
MetLife, Inc.	37,800	1,363,824

COMMON STOCKS—98.3%	Shares	Value

Interactive media & services—7.6%
Alphabet, Inc., Class A*	8,314	$ 11,196,464
Alphabet, Inc., Class C*	8,412	11,344,928
Facebook, Inc., Class A*	60,500	12,384,955

Internet & direct marketing retail—6.5%
Amazon.com, Inc.*	12,000	29,688,000

IT services—12.6%
Booz Allen Hamilton Holding Corp.	31,800	2,335,392
Fidelity National Information Services, Inc.	41,428	5,463,939
Fiserv, Inc.*	62,000	6,389,720
FleetCor Technologies, Inc.*	9,400	2,267,750
Global Payments, Inc.	23,300	3,868,266
MasterCard, Inc., Class A	47,730	13,124,318
PayPal Holdings, Inc.*	71,600	8,806,800
Visa, Inc., Class A	86,200	15,405,664

Life sciences tools & services—1.7%
Thermo Fisher Scientific, Inc.	23,100	7,731,108

Machinery—0.7%
Cummins, Inc.	11,400	1,863,900
Ingersoll Rand, Inc.*	29,697	863,589
Otis Worldwide Corp.*	11,750	598,192

Media—1.6%
Comcast Corp., Class A	157,600	5,930,488
Discovery, Inc., Class A*	69,208	1,551,643

Multiline retail—1.1%
Target Corp.	44,200	4,850,508

Pharmaceuticals—3.6%
Bristol-Myers Squibb Co.	116,700	7,096,527
Eli Lilly & Co.	16,500	2,551,560
Merck & Co., Inc.	84,900	6,735,966

Real estate management & development—0.8%
CBRE Group, Inc., Class A*	86,385	3,708,508

Semiconductors & semiconductor equipment—7.2%
Broadcom, Inc.	7,900	2,145,798
Intel Corp.	40,000	2,399,200
KLA Corp.	24,000	3,938,160
Lam Research Corp.	11,300	2,884,664
Micron Technology, Inc.*	49,600	2,375,344
NVIDIA Corp.	25,900	7,570,052
QUALCOMM, Inc.	38,300	3,013,061
Teradyne, Inc.	70,800	4,427,832
Texas Instruments, Inc.	38,100	4,422,267

Software—16.0%
Adobe, Inc.*	22,800	8,062,992
Microsoft Corp.	250,100	44,820,421
salesforce.com, Inc.*	41,700	6,753,315
SS&C Technologies Holdings, Inc.	42,900	2,366,364
Synopsys, Inc.*	53,000	8,327,360
The Trade Desk, Inc., Class A*	10,900	3,189,122

Specialty retail—3.4%
Advance Auto Parts, Inc.	16,200	1,958,742
AutoZone, Inc.*	3,500	3,571,120
The Home Depot, Inc.	46,100	10,134,163

Technology hardware, storage & peripherals—8.6%
Apple, Inc.	134,866	39,623,631

2	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON CLARIVEST CAPITAL APPRECIATION FUND (cont’d)
COMMON STOCKS—98.3%	Shares	Value

Trading companies & distributors—0.7%
United Rentals, Inc.*	25,700	$ 3,302,450
Total common stocks (cost $248,674,025)		451,691,190

Total investment portfolio (cost $248,674,025)—98.3%		451,691,190

Other assets in excess of liabilities—1.7%		7,776,937

Total net assets—100.0%		$459,468,127

* Non-income producing security

Sector allocation

Sector	Percent of net assets
Information technology	45.6%
Health care	16.2%
Consumer discretionary	12.1%
Communication services	10.6%
Consumer staples	6.3%
Industrials	3.9%
Real estate	3.0%
Financials	0.6%

CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS—94.9%	Shares	Value
Australia—6.7%
Austal Ltd.	16,606	$36,038
BHP Group Ltd.	1,761	35,949
Coles Group Ltd.	13,217	132,537
CSL Ltd.	405	80,727
Fortescue Metals Group Ltd.	9,398	71,822
Goodman Group	8,557	72,882
Northern Star Resources Ltd.	6,955	56,162
Resolute Mining Ltd.*	30,805	18,353
Sandfire Resources Ltd.	11,042	32,047
Sonic Healthcare Ltd.	2,187	38,623

Austria—1.0%
ams AG*	4,018	52,743
BAWAG Group AG*	926	31,473

Belgium—0.6%
Euronav N.V.	4,485	50,094

Denmark—2.7%
Carlsberg A/S, Class B	404	50,966
Novo Nordisk A/S, Class B	1,657	105,700
Royal Unibrew A/S	674	52,145
Scandinavian Tobacco Group A/S	2,331	26,788

Finland—0.6%
Neste OYJ	1,511	53,362

France—9.1%
Atos SE	627	44,839
AXA S.A.	4,069	72,333

COMMON STOCKS—94.9%	Shares	Value

France (cont’d)
BNP Paribas S.A.	1,452	$ 45,617
Cie Generale des Etablissements Michelin	782	75,558
Constellium SE*	3,000	23,280
Eiffage S.A.	946	77,309
ENGIE S.A.	6,035	65,477
Pernod Ricard S.A.	283	43,213
Peugeot S.A.	4,995	70,808
Sanofi	1,427	139,381
Societe Generale S.A.	2,692	42,235
VINCI S.A.	1,032	84,544

Germany—5.0%
Allianz SE	194	35,702
Bayer AG	1,067	70,176
Deutsche Telekom AG	2,727	39,868
HeidelbergCement AG	1,102	52,247
Merck KGaA	1,160	134,629
Muenchener Rueckversicherungs-Gesellschaft AG	219	47,967
TAG Immobilien AG*	2,442	53,489

Hong Kong—0.4%
CK Hutchison Holdings Ltd.	5,000	37,061

Israel—1.7%
Israel Discount Bank Ltd., Class A	29,031	94,186
Teva Pharmaceutical Industries Ltd., Sponsored ADR*	5,000	53,700

Italy—3.8%
Enel SpA	31,388	214,395
Eni SpA	4,766	45,403
Leonardo SpA	10,312	71,216

Japan—28.2%
Asahi Group Holdings Ltd.	1,000	34,385
Central Glass Co. Ltd.	1,700	29,135
Chubu Electric Power Co., Inc.	3,500	47,334
Cosmo Energy Holdings Co. Ltd.	1,100	16,525
FUJIFILM Holdings Corp.	3,700	176,240
Fujitsu Ltd.	800	77,719
Hitachi Ltd.	4,400	130,589
Hokkaido Electric Power Co., Inc.	5,700	21,813
Hoya Corp.	900	82,074
ITOCHU Corp.	9,700	190,170
Kajima Corp.	3,300	34,290
KDDI Corp.	8,600	249,093
Marubeni Corp.	25,000	120,396
Mitsubishi Corp.	2,300	48,778
Mitsubishi UFJ Financial Group, Inc.	19,000	76,760
Mizuho Financial Group, Inc.	32,700	38,077
Morinaga Milk Industry Co. Ltd.	1,200	46,510
NEC Corp.	4,400	168,849
Nichi-iko Pharmaceutical Co. Ltd.	2,300	29,904
Nippon Telegraph & Telephone Corp.	8,800	200,408
NTT DOCOMO, Inc.	800	23,577
Olympus Corp.	2,300	36,494
Ricoh Co. Ltd.	5,900	40,217
Sawai Pharmaceutical Co. Ltd.	1,100	60,065
Sekisui House Ltd.	1,900	32,594
Sojitz Corp.	25,900	59,941
Sony Corp.	2,800	180,192
Sumitomo Corp.	4,500	50,905
The Hiroshima Bank Ltd.	4,700	19,528

The accompanying notes are an integral part of the financial statements	3

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON CLARIVEST INTERNATIONAL STOCK FUND (cont’d)
COMMON STOCKS—94.9%	Shares	Value

Japan (cont’d)
Toyota Motor Corp.	1,300	$ 80,375
World Co. Ltd.	2,100	24,637

Netherlands—7.5%
Aegon N.V.	10,268	26,560
Akzo Nobel N.V.	846	64,203
ASM International N.V.	594	65,387
ASR Nederland N.V.	725	19,505
Koninklijke Ahold Delhaize N.V.	7,243	175,863
Koninklijke Philips N.V.	1,420	61,901
NN Group N.V.	4,358	126,067
NXP Semiconductors N.V.	1,095	109,029

Norway—0.2%
Austevoll Seafood ASA	2,323	18,096

Singapore—0.2%
Yanlord Land Group Ltd.	21,400	15,997

Spain—2.6%
Almirall S.A.	1,534	19,783
Banco Bilbao Vizcaya Argentaria S.A.	7,291	23,833
Banco Santander S.A.	10,740	23,997
Iberdrola S.A.	8,762	87,163
Repsol S.A.	2,211	20,069
Telefonica S.A.	10,431	47,696

Sweden—1.6%
SSAB AB, Class B	7,855	18,154
Swedish Match AB	651	40,230
Telefonaktiebolaget LM Ericsson, Class B	8,796	75,146

Switzerland—9.7%
Credit Suisse Group AG	4,851	44,293
Nestle S.A.	1,158	122,644
Novartis AG	3,028	258,405
Roche Holding AG	640	221,630
Swiss Life Holding AG	219	77,662
UBS Group AG	3,546	37,969
Zurich Insurance Group AG	224	71,020

United Kingdom—13.3%
3i Group PLC	7,716	75,801
AstraZeneca PLC	1,283	134,191
Barclays PLC	40,077	53,515
Bellway PLC	797	26,669
BP PLC	12,627	49,755
British American Tobacco PLC	2,348	90,501
Coca-Cola European Partners PLC	1,275	50,541
Computacenter PLC	2,169	39,640
Dialog Semiconductor PLC*	1,616	50,751
GlaxoSmithKline PLC	4,357	90,898
Halma PLC	2,166	56,945
Imperial Brands PLC	4,088	86,005
Lloyds Banking Group PLC	81,462	32,960
Redrow PLC	4,219	24,514
Rio Tinto PLC	1,351	62,711
Royal Dutch Shell PLC, Class B	3,637	58,223
Standard Chartered PLC	7,124	36,401
Tesco PLC	42,056	124,393
Total common stocks (cost $8,778,558)		8,177,334

PREFERRED STOCKS—1.3%	Shares	Value
Germany—1.3%
Volkswagen AG	824	$ 114,644
Total preferred stocks (cost $141,780)		114,644

EXCHANGE TRADED FUNDS—1.5%
United States—1.5%
iShares MSCI EAFE ETF	2,300	130,111
Total exchange traded funds (cost $131,143)		130,111

Total investment portfolio (cost $9,051,481)—97.7%		8,422,089

Other assets in excess of liabilities—2.3%		197,692

Total net assets—100.0%		$8,619,781

* Non-income producing security

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

Sector allocation

Sector	Percent of net assets
Health care	18.8%
Financials	13.4%
Consumer staples	12.7%
Information technology	12.6%
Industrials	9.7%
Consumer discretionary	7.3%
Communication services	6.5%
Utilities	5.1%
Materials	5.0%
Energy	3.4%
Real estate	1.7%
Exchange traded funds	1.5%

CARILLON COUGAR TACTICAL ALLOCATION FUND
EXCHANGE TRADED FUNDS—92.9% (a)	Shares	Value

Domestic—77.2%
Commodity—4.9%
iShares Gold Trust*	71,129	$1,145,888

Equity—16.0%
iShares Core S&P 500 ETF	8,411	2,448,947
iShares Core S&P Small-Cap ETF	20,286	1,285,118

Fixed Income—56.3%
iShares 1-3 Year Treasury Bond ETF	11,779	1,022,417
iShares Core U.S. Aggregate Bond ETF	83,924	9,827,501
iShares iBoxx High Yield Corporate Bond ETF	27,793	2,235,391
Total domestic exchange traded funds (cost $16,834,503)		17,965,262

4	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON COUGAR TACTICAL ALLOCATION FUND (cont’d)
EXCHANGE TRADED FUNDS—92.9% (a)	Shares	Value

Foreign—15.7%
Equity—15.7%
iShares Core MSCI EAFE ETF	23,301	$ 1,235,652
iShares Core MSCI Emerging Markets ETF	55,170	2,408,722
Total foreign exchange traded funds (cost $4,269,600)		3,644,374

Total exchange traded funds (cost $21,104,103)		21,609,636

Total investment portfolio (cost $21,104,103)—92.9%		21,609,636

Other assets in excess of liabilities—7.1%		1,643,330

Total net assets—100.0%		$23,252,966

ETF—Exchange Traded Fund

* Non-income producing security

(a) A copy of the financial statements for each underlying fund in which this Fund invests can be obtained by visiting www.sec.gov.

Asset allocation

Asset class	Percent of net assets
Fixed Income	56.3%
Equity	31.7%
Commodity	4.9%

CARILLON EAGLE GROWTH & INCOME FUND
COMMON STOCKS—96.6%	Shares	Value
Aerospace & defense—3.7%
Lockheed Martin Corp.	64,567	$25,120,437

Air freight & logistics—1.0%
United Parcel Service, Inc., Class B	69,306	6,560,506

Banks—7.3%
JPMorgan Chase & Co.	231,408	22,159,630
The PNC Financial Services Group, Inc.	155,899	16,629,747
Truist Financial Corp.	275,932	10,297,782

Beverages—6.1%
PepsiCo, Inc.	151,624	20,058,339
The Coca-Cola Co.	462,368	21,218,067

Biotechnology—1.9%
Amgen, Inc.	52,214	12,490,633

Chemicals—2.5%
Air Products & Chemicals, Inc.	73,392	16,555,767

Communications equipment—3.3%
Cisco Systems, Inc.	528,241	22,386,854

Diversified telecommunication services—4.1%
Verizon Communications, Inc.	475,634	27,325,173

Electric utilities—4.7%
American Electric Power Co., Inc.	208,256	17,308,156
NextEra Energy, Inc.	63,651	14,711,019

Equity real estate investment trusts (REITs)—7.2%
Crown Castle International Corp.	161,578	25,760,380

COMMON STOCKS—96.6%	Shares	Value

Equity real estate investment trusts (REITs) (cont’d)
Prologis, Inc.	258,581	$ 23,073,183

Food & staples retailing—2.1%
Sysco Corp.	249,292	14,027,661

Health care equipment & supplies—4.9%
Abbott Laboratories	140,287	12,919,030
Medtronic PLC	208,090	20,315,827

Hotels, restaurants & leisure—3.6%
McDonald’s Corp.	129,521	24,292,959

Household products—4.2%
The Procter & Gamble Co.	239,815	28,266,994

Industrial conglomerates—2.6%
Honeywell International, Inc.	122,916	17,441,780

Insurance—2.0%
Chubb Ltd.	127,834	13,807,350

IT services—3.0%
Automatic Data Processing, Inc.	138,068	20,253,195

Media—1.9%
Comcast Corp., Class A	338,676	12,744,378

Oil, gas & consumable fuels—3.2%
Chevron Corp.	234,589	21,582,188

Pharmaceuticals—11.3%
Eli Lilly & Co.	111,481	17,239,422
Johnson & Johnson	128,569	19,290,493
Merck & Co., Inc.	243,288	19,302,470
Pfizer, Inc.	534,734	20,512,396

Road & rail—2.5%
Union Pacific Corp.	106,582	17,030,738

Semiconductors & semiconductor equipment—4.2%
Maxim Integrated Products, Inc.	122,346	6,726,583
Texas Instruments, Inc.	188,701	21,902,525

Software—5.0%
Microsoft Corp.	187,913	33,675,889

Specialty retail—4.3%
The Home Depot, Inc.	131,083	28,815,976
Total common stocks (cost $487,197,395)		651,803,527

Total investment portfolio (cost $487,197,395)—96.6%		651,803,527

Other assets in excess of liabilities—3.4%		22,660,644

Total net assets—100.0%		$674,464,171

Sector allocation

Sector	Percent of net assets
Health care	18.1%
Information technology	15.6%
Consumer staples	12.4%
Industrials	9.8%
Financials	9.3%
Consumer discretionary	7.9%

The accompanying notes are an integral part of the financial statements	5

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON EAGLE GROWTH & INCOME FUND (cont’d)
Sector allocation (cont’d)

Sector	Percent of net assets
Real estate	7.2%
Communication services	5.9%
Utilities	4.7%
Energy	3.2%
Materials	2.5%

CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS—99.7%	Shares	Value
Aerospace & defense—1.8%
Hexcel Corp.	607,318	$21,007,130
L3Harris Technologies, Inc.	403,122	78,084,731

Auto components—0.6%
Aptiv PLC	504,066	35,057,790

Beverages—1.8%
Constellation Brands, Inc., Class A	253,968	41,825,990
Monster Beverage Corp.*	926,857	57,289,031

Biotechnology—3.2%
BioMarin Pharmaceutical, Inc.*	330,600	30,421,812
Exact Sciences Corp.*	526,952	41,618,669
Sarepta Therapeutics, Inc.*	339,743	40,048,905
Seattle Genetics, Inc.*	426,867	58,578,958

Building products—1.0%
Fortune Brands Home & Security, Inc.	1,108,717	53,440,159

Capital markets—6.5%
LPL Financial Holdings, Inc.	429,204	25,846,665
MarketAxess Holdings, Inc.	254,237	115,680,377
Moody’s Corp.	303,622	74,053,406
Morningstar, Inc.	232,905	36,323,864
MSCI, Inc.	297,729	97,357,383

Chemicals—1.8%
Albemarle Corp.	505,903	31,077,621
Corteva, Inc.	1,668,187	43,689,817
Huntsman Corp.	1,348,055	22,660,805

Commercial services & supplies—4.2%
IAA, Inc.*	1,057,789	40,830,655
Ritchie Bros Auctioneers, Inc.	1,248,410	53,793,987
Waste Connections, Inc.	1,504,606	129,260,702

Construction materials—1.0%
Martin Marietta Materials, Inc.	294,663	56,053,742

Containers & packaging—0.9%
Ball Corp.	700,106	45,919,953

Distributors—1.9%
Pool Corp.	488,241	103,341,090

Diversified consumer services—0.7%
Bright Horizons Family Solutions, Inc.*	317,258	36,944,694

Electronic equipment, instruments & components—5.3%
Cognex Corp.	1,482,358	81,885,456
Coherent, Inc.*	341,278	43,639,218
FLIR Systems, Inc.	877,689	38,091,702

COMMON STOCKS—99.7%	Shares	Value

Electronic equipment, instruments & components (cont’d)
IPG Photonics Corp.*	395,554	$ 51,156,999
Keysight Technologies, Inc.*	723,314	69,995,096

Energy equipment & services—0.8%
Baker Hughes Co.	1,855,932	25,890,252
National Oilwell Varco, Inc.	1,311,460	16,576,854

Entertainment—1.0%
Lions Gate Entertainment Corp., Class A*(a)	1,840,488	13,141,084
Take-Two Interactive Software, Inc.*	334,711	40,516,767

Equity real estate investment trusts (REITs)—3.1%
SBA Communications Corp.	574,985	166,699,651

Health care equipment & supplies—7.7%
Align Technology, Inc.*	234,386	50,357,832
DexCom, Inc.*	261,748	87,737,929
IDEXX Laboratories, Inc.*	267,606	74,287,426
Insulet Corp.*	258,424	51,612,441
Masimo Corp.*	317,034	67,816,743
Teleflex, Inc.	157,767	52,915,052
West Pharmaceutical Services, Inc.	151,472	28,667,591

Health care providers & services—2.6%
Centene Corp.*	1,117,837	74,425,587
Chemed Corp.	100,708	41,951,932
Guardant Health, Inc.*	335,487	25,819,080

Health care technology—2.0%
Cerner Corp.	378,995	26,298,463
Teladoc Health, Inc.*	155,065	25,522,148
Veeva Systems, Inc., Class A*	283,942	54,176,134

Hotels, restaurants & leisure—3.7%
Caesars Entertainment Corp.*	6,394,314	61,769,073
Chipotle Mexican Grill, Inc.*	94,128	82,696,154
Planet Fitness, Inc., Class A*	411,763	24,841,662
Vail Resorts, Inc.	183,905	31,447,755

Household durables—0.8%
Lennar Corp., Class A	879,116	44,017,338

Interactive media & services—2.3%
Pinterest, Inc., Class A*	2,523,065	52,126,523
Twitter, Inc.*	2,557,256	73,342,102

IT services—6.3%
Fidelity National Information Services, Inc.	452,798	59,719,528
FleetCor Technologies, Inc.*	205,407	49,554,439
Global Payments, Inc.	639,082	106,100,393
Perspecta, Inc.	2,413,810	52,065,882
Shopify, Inc., Class A*	110,255	69,713,134

Leisure products—0.5%
Peloton Interactive, Inc., Class A*(a)	922,670	29,064,105

Life sciences tools & services—1.0%
IQVIA Holdings, Inc.*	383,817	54,728,466

Machinery—0.9%
Westinghouse Air Brake Technologies Corp.	905,909	51,111,386

Media—1.2%
Sirius XM Holdings, Inc.	11,177,628	66,059,781

Multiline retail—0.7%
Dollar Tree, Inc.*	447,959	35,688,894

6	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON EAGLE MID CAP GROWTH FUND (cont’d)
COMMON STOCKS—99.7%	Shares	Value

Oil, gas & consumable fuels—0.4%
Diamondback Energy, Inc.	557,151	$ 24,258,355

Pharmaceuticals—1.1%
Zoetis, Inc.	470,538	60,845,269

Professional services—3.2%
IHS Markit Ltd.	1,199,214	80,707,102
TransUnion	1,135,885	89,496,379

Road & rail—1.0%
Old Dominion Freight Line, Inc.	378,010	54,921,073

Semiconductors & semiconductor equipment—6.5%
Advanced Micro Devices, Inc.*	2,380,920	124,736,399
Marvell Technology Group Ltd.	2,083,458	55,711,667
Maxim Integrated Products, Inc.	1,044,067	57,402,804
Microchip Technology, Inc.	765,999	67,201,092
Xilinx, Inc.	502,433	43,912,644

Software—15.9%
Citrix Systems, Inc.	264,509	38,356,450
Crowdstrike Holdings, Inc., Class A*	1,132,491	76,624,341
DocuSign, Inc.*	278,982	29,223,365
Elastic N.V.*	692,692	44,429,265
Fair Isaac Corp.*	135,276	47,744,311
PTC, Inc.*	523,916	36,281,183
RingCentral, Inc., Class A*	499,851	114,230,949
ServiceNow, Inc.*	120,159	42,240,695
Splunk, Inc.*	746,320	104,753,475
Synopsys, Inc.*	688,709	108,209,958
Tyler Technologies, Inc.*	340,370	109,153,255
Workday, Inc., Class A*	259,282	39,903,500
Zendesk, Inc.*	868,891	66,800,340

Specialty retail—2.7%
AutoZone, Inc.*	58,238	59,421,396
Burlington Stores, Inc.*	467,368	85,383,460

Textiles, apparel & luxury goods—1.6%
Lululemon Athletica, Inc.*	375,322	83,876,961

Trading companies & distributors—2.0%
United Rentals, Inc.*	302,220	38,835,270
W.W. Grainger, Inc.	245,139	67,555,406
Total common stocks (cost $4,203,779,006)		5,375,652,352

MONEY MARKET FUNDS—0.1%
First American Government Obligations Fund—Class X, 0.25%#	4,334,635	4,334,635
Total money market funds (cost $4,334,635)		4,334,635

Total investment portfolio (cost $4,208,113,641)—99.8%		5,379,986,987

Other assets in excess of liabilities—0.2%		10,864,784

Total net assets—100.0%		$5,390,851,771

* Non-income producing security

(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $4,061,358 or 0.1% of net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Sector allocation

Sector	Percent of net assets
Information technology	33.9%
Health care	17.6%
Industrials	14.1%
Consumer discretionary	13.2%
Financials	6.5%
Communication services	4.6%
Materials	3.7%
Real estate	3.1%
Consumer staples	1.8%
Energy	1.2%
Money market funds	0.1%

CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS—99.6%	Shares	Value
Aerospace & defense—3.0%
Aerojet Rocketdyne Holdings, Inc.*	1,592,909	$65,532,276
Hexcel Corp.	577,977	19,992,225

Banks—0.9%
Glacier Bancorp, Inc.	652,662	24,853,369

Biotechnology—12.0%
ACADIA Pharmaceuticals, Inc.*	715,382	34,560,104
Acceleron Pharma, Inc.*	307,219	27,812,536
Amicus Therapeutics, Inc.*	1,859,320	21,958,569
Arena Pharmaceuticals, Inc.*	554,491	27,153,424
Arrowhead Pharmaceuticals, Inc.*	513,553	17,681,630
Biohaven Pharmaceutical Holding Co. Ltd.*	521,817	24,577,581
Blueprint Medicines Corp.*	406,773	23,930,456
Dicerna Pharmaceuticals, Inc.*	1,120,359	22,071,072
Global Blood Therapeutics, Inc.*	307,452	23,526,227
Halozyme Therapeutics, Inc.*	1,052,974	23,855,126
Insmed, Inc.*	1,046,301	24,064,923
Iovance Biotherapeutics, Inc.*	178,109	5,726,204
Kura Oncology, Inc.*	1,502,217	21,857,257
Mirati Therapeutics, Inc.*	199,814	16,992,183
Momenta Pharmaceuticals, Inc.*	219,471	6,957,231
Turning Point Therapeutics, Inc.*	135,152	6,961,680
uniQure N.V.*	260,953	16,607,049

Building products—2.4%
Builders FirstSource, Inc.*	1,546,084	28,370,641
Trex Co., Inc.*	422,661	40,245,781

Capital markets—1.3%
PJT Partners, Inc., Class A	777,634	37,824,118

Chemicals—3.6%
Quaker Chemical Corp.	683,441	103,965,045

Commercial services & supplies—3.7%
IAA, Inc.*	512,011	19,763,625
Ritchie Bros Auctioneers, Inc.	1,436,989	61,919,856
The Brink’s Co.	495,004	25,304,604

The accompanying notes are an integral part of the financial statements	7

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON EAGLE SMALL CAP GROWTH FUND (cont’d)
COMMON STOCKS—99.6%	Shares	Value

Communications equipment—1.5%
Lumentum Holdings, Inc.*	552,777	$ 44,725,187

Construction materials—1.1%
Summit Materials, Inc., Class A*	2,180,026	32,940,193

Consumer finance—1.0%
FirstCash, Inc.	411,294	29,547,361

Distributors—0.8%
Pool Corp.	107,674	22,790,279

Diversified consumer services—1.0%
Chegg, Inc.*	695,518	29,733,394

Electrical equipment—0.9%
Thermon Group Holdings, Inc.*	1,616,313	24,697,263

Electronic equipment, instruments & components—5.3%
Cognex Corp.	1,015,312	56,085,835
Coherent, Inc.*	324,206	41,456,221
II-VI, Inc.*	650,000	22,373,000
IPG Photonics Corp.*	251,516	32,528,564

Equity real estate investment trusts (REITs)—0.6%
EastGroup Properties, Inc.	155,416	16,474,096

Food & staples retailing—2.0%
Casey’s General Stores, Inc.	216,261	32,744,078
Grocery Outlet Holding Corp.*	783,367	26,062,620

Food products—1.8%
Freshpet, Inc.*	509,275	38,404,428
The Simply Good Foods Co.*	690,142	13,009,176

Health care equipment & supplies—9.9%
CONMED Corp.	156,532	11,569,280
Haemonetics Corp.*	344,772	39,228,158
Insulet Corp.*	182,665	36,481,854
Novocure Ltd.*	534,443	35,166,350
NuVasive, Inc.*	385,457	23,466,622
Penumbra, Inc.*	163,485	28,989,160
Quidel Corp.*	397,803	55,294,617
Tandem Diabetes Care, Inc.*	685,472	54,686,956

Health care providers & services—3.2%
Amedisys, Inc.*	191,502	35,267,008
AMN Healthcare Services, Inc.*	483,311	22,705,951
BioTelemetry, Inc.*	293,057	13,688,692
HealthEquity, Inc.*	210,034	11,818,613
LHC Group, Inc.*	72,341	9,403,607

Health care technology—4.5%
Evolent Health, Inc., Class A*	2,492,948	17,974,155
Omnicell, Inc.*	342,460	24,965,334
Teladoc Health, Inc.*	525,433	86,481,018

Hotels, restaurants & leisure—4.5%
DraftKings, Inc., Class A*(a)	369,941	7,199,052
Everi Holdings, Inc.*(b)	4,716,662	23,347,477
Penn National Gaming, Inc.*	618,786	11,026,767
Planet Fitness, Inc., Class A*	707,762	42,699,281
Wingstop, Inc.	396,326	46,477,150

Household durables—2.5%
LGI Homes, Inc.*	174,979	10,600,228
Universal Electronics, Inc.*(b)	1,502,697	62,031,332

COMMON STOCKS—99.6%	Shares	Value

Insurance—0.9%
eHealth, Inc.*	254,981	$ 27,206,473

IT services—0.8%
EVO Payments, Inc., Class A*	1,124,737	22,393,514

Life sciences tools & services—2.7%
NeoGenomics, Inc.*	1,423,668	38,923,083
Repligen Corp.*	340,745	39,577,532

Machinery—5.6%
Chart Industries, Inc.*	1,104,556	39,454,740
Graco, Inc.	947,349	42,308,606
John Bean Technologies Corp.	571,150	43,830,051
Woodward, Inc.	617,721	37,409,184

Oil, gas & consumable fuels—0.6%
Viper Energy Partners LP	1,913,390	17,756,259

Pharmaceuticals—1.7%
Horizon Therapeutics PLC*	915,539	32,996,026
MyoKardia, Inc.*	110,338	6,931,433
Odonate Therapeutics, Inc.*	310,537	8,741,616

Road & rail—2.1%
Landstar System, Inc.	583,979	60,330,870

Semiconductors & semiconductor equipment—6.2%
Cabot Microelectronics Corp.	252,552	30,947,722
Entegris, Inc.	1,968,127	106,731,527
Lattice Semiconductor Corp.*	559,700	12,598,847
Silicon Laboratories, Inc.*	306,961	29,842,749

Software—9.5%
Everbridge, Inc.*	364,669	40,616,833
Pegasystems, Inc.	1,047,838	87,620,213
Proofpoint, Inc.*	237,463	28,906,371
Q2 Holdings, Inc.*	275,000	21,923,000
RealPage, Inc.*	1,481,579	95,547,030

Specialty retail—2.0%
Floor & Decor Holdings, Inc., Class A*	610,553	25,887,447
Genesco, Inc.*	448,823	8,496,219
MarineMax, Inc.*(b)	1,715,026	24,713,525
Total common stocks (cost $2,167,084,559)		2,879,896,019

MONEY MARKET FUNDS—0.2%
First American Government Obligations Fund—Class X, 0.25%#	5,500,000	5,500,000
Total money market funds (cost $5,500,000)		5,500,000

Total investment portfolio (cost $2,172,584,559)—99.8%		2,885,396,019

Other assets in excess of liabilities—0.2%		6,358,349

Total net assets—100.0%		$2,891,754,368

* Non-income producing security

(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $5,351,500 or 0.2% of net assets as of the date of this report.

(b) Affiliated issuer. See Note 4 in the Notes to Financial Statements.

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

8	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON EAGLE SMALL CAP GROWTH FUND (cont’d)
Sector allocation

Sector	Percent of net assets
Health care	33.9%
Information technology	23.3%
Industrials	17.6%
Consumer discretionary	10.9%
Materials	4.8%
Financials	4.1%
Consumer staples	3.8%
Energy	0.6%
Real estate	0.6%
Money market funds	0.2%

CARILLON SCOUT INTERNATIONAL FUND
COMMON STOCKS—91.4%	Shares	Value
Australia—4.6%
BHP Group Ltd., Sponsored ADR	226,604	$9,218,251
CSL Ltd.	34,676	6,911,859
Woodside Petroleum Ltd.	543,222	7,778,506

Canada—2.9%
Enbridge, Inc.	182,685	5,604,776
Great-West Lifeco, Inc.	555,861	9,152,867

Denmark—1.4%
Novo Nordisk A/S, Sponsored ADR	111,161	7,039,826

France—9.8%
Air Liquide S.A.	45,177	5,739,958
AXA S.A.	590,116	10,490,239
BNP Paribas S.A.	298,078	9,364,558
Dassault Systemes SE	33,235	4,867,966
Kering SA	13,317	6,774,449
L’Oreal S.A.	21,107	6,136,699
TOTAL S.A.	205,663	7,299,505

Germany—10.9%
Allianz SE, Unsponsored ADR	520,170	9,701,171
BASF SE	127,701	6,535,318
Continental AG	119,911	10,019,984
Fresenius SE & Co. KGaA	184,085	7,973,293
Muenchener Rueckversicherungs-Gesellschaft AG	38,044	8,332,602
SAP SE, Sponsored ADR(a)	57,002	6,757,017
Siemens AG	74,434	6,869,032

Hong Kong—1.0%
AAC Technologies Holdings, Inc.	1,092,017	5,164,797

Ireland—3.3%
Kerry Group PLC, Class A	58,171	6,674,305
Ryanair Holdings PLC, Sponsored ADR*	163,563	10,381,344

Japan—12.3%
Astellas Pharma, Inc.	482,575	7,981,381
FANUC Corp.	25,923	4,230,980
JGC Corp.	793,296	7,660,698
Komatsu Ltd.	474,245	8,973,158
Kubota Corp.	530,551	6,588,752

COMMON STOCKS—91.4%	Shares	Value

Japan (cont’d)
Nitto Denko Corp.	116,249	$ 5,807,037
ORIX Corp.	727,494	8,560,785
SYSMEX Corp.	70,562	4,874,934
Tokyo Electron Ltd.	41,257	8,786,958

Mexico—3.6%
Grupo Financiero Banorte S.A.B. de C.V., Class O	3,958,851	10,837,932
Wal-Mart de Mexico S.A.B. de C.V., Sponsored ADR	326,523	7,970,426

Norway—1.7%
DNB ASA	733,321	8,878,985

Singapore—2.3%
Singapore Telecommunications Ltd.	1,907,925	3,812,488
United Overseas Bank Ltd.	570,313	8,149,269

South Africa—1.3%
MTN Group Ltd.	2,547,655	6,694,883

Spain—1.5%
Banco Bilbao Vizcaya Argentaria S.A.	2,319,359	7,581,510

Sweden—3.3%
Essity AB, Class B	241,117	7,810,594
Sandvik AB	608,280	9,357,428

Switzerland—9.5%
ABB Ltd.	256,855	4,875,695
Adecco Group AG	220,045	9,629,330
Coca-Cola HBC AG	350,537	8,882,119
Givaudan S.A.	1,834	6,149,925
Nestle S.A., Sponsored ADR	63,497	6,673,535
Novartis AG, Sponsored ADR	69,449	5,884,414
Roche Holding AG	20,713	7,172,858

Taiwan—2.5%
Largan Precision Co. Ltd.	60,500	8,246,972
MediaTek, Inc.	356,930	4,928,646

Turkey—1.3%
Tupras Turkiye Petrol Rafinerileri AS*	513,835	6,672,712

United Kingdom—12.9%
British American Tobacco PLC	158,438	6,106,842
Compass Group PLC	558,832	9,403,646
Diageo PLC, Sponsored ADR	55,638	7,714,209
Next PLC	168,943	10,058,588
Prudential PLC, Sponsored ADR(a)	390,024	11,022,078
Reckitt Benckiser Group PLC	84,888	7,071,113
Royal Dutch Shell PLC, Class B, Sponsored ADR	203,967	6,520,825
WPP PLC	1,136,670	8,819,522

United States—5.3%
Aflac, Inc.	274,620	10,226,849
Credicorp Ltd.	63,279	9,429,836
Mettler-Toledo International, Inc.*	10,549	7,594,647
Total common stocks (cost $406,050,512)		472,430,881

PREFERRED STOCKS —5.6%
Colombia—1.7%
Bancolombia S.A., Sponsored ADR	326,911	8,532,377

Germany—3.9%
Henkel AG & Co. KGaA, Sponsored ADR*	347,711	7,689,629
Volkswagen AG	89,889	12,506,421
Total preferred stocks (cost $23,458,824)		28,728,427

The accompanying notes are an integral part of the financial statements	9

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON SCOUT INTERNATIONAL FUND (cont’d)
MONEY MARKET FUNDS—3.4%	Shares	Value
First American Government Obligations Fund—Class X, 0.25%#	17,614,129	$ 17,614,129
Total money market funds (cost $17,614,129)		17,614,129

Total investment portfolio (cost $447,123,465)—100.4%		518,773,437

Liabilities in excess of other assets—(0.4)%		(1,962,711)

Total net assets—100.0%		$516,810,726

ADR—American Depositary Receipt

(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $16,888,316 or 3.3% of net assets as of the date of this report.

* Non-income producing security

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Sector allocation

Sector	Percent of net assets
Financials	25.2%
Consumer staples	14.1%
Industrials	13.3%
Health care	10.7%
Consumer discretionary	9.4%
Information technology	7.5%
Energy	6.6%
Materials	6.5%
Communication services	3.7%
Money market funds	3.4%

CARILLON SCOUT MID CAP FUND
COMMON STOCKS—99.6%	Shares	Value
Aerospace & defense—2.9%
Aerojet Rocketdyne Holdings, Inc.*	232,700	$9,573,278
BWX Technologies, Inc.	199,325	10,576,185
Hexcel Corp.	345,350	11,945,657
Huntington Ingalls Industries, Inc.	47,100	9,015,411
L3Harris Technologies, Inc.	87,042	16,860,035
Textron, Inc.	222,609	5,867,973

Airlines—1.8%
Alaska Air Group, Inc.	464,100	15,092,532
Delta Air Lines, Inc.	136,450	3,535,419
JetBlue Airways Corp.*	2,290,150	22,306,061

Auto components—1.8%
Lear Corp.	403,225	39,374,921

Automobiles—1.0%
Thor Industries, Inc.	325,875	21,572,925

Banks—2.7%
Citizens Financial Group, Inc.	916,300	20,515,957

COMMON STOCKS—99.6%	Shares	Value

Banks (cont’d)
SVB Financial Group*	137,925	$ 26,642,972
Synovus Financial Corp.	619,875	13,023,574

Biotechnology—0.8%
BioMarin Pharmaceutical, Inc.*	206,050	18,960,721

Building products—1.3%
Masco Corp.	109,925	4,511,322
Owens Corning	555,325	24,078,892

Capital markets—1.7%
Evercore, Inc., Class A	478,350	24,682,860
MarketAxess Holdings, Inc.	15,475	7,041,280
Moody’s Corp.	27,725	6,762,127

Chemicals—1.6%
Albemarle Corp.	122,000	7,494,460
CF Industries Holdings, Inc.	252,651	6,947,902
Huntsman Corp.	1,091,075	18,340,971
Westlake Chemical Corp.	87,575	3,805,134

Commercial services & supplies—0.7%
Copart, Inc.*	166,325	13,324,296
IAA, Inc.*	51,675	1,994,655

Communications equipment—2.1%
Arista Networks, Inc.*	88,675	19,446,428
Lumentum Holdings, Inc.*	315,475	25,525,082
Motorola Solutions, Inc.	14,725	2,117,602

Construction materials—2.5%
Eagle Materials, Inc.	374,500	22,848,245
Martin Marietta Materials, Inc.	80,573	15,327,402
Vulcan Materials Co.	150,000	16,945,500

Consumer finance—1.3%
Ally Financial, Inc.	1,557,975	25,535,210
LendingTree, Inc.*	16,175	4,033,560

Diversified financial services—0.6%
Voya Financial, Inc.	310,212	14,012,276

Electric utilities—1.9%
Evergy, Inc.	275,400	16,091,622
Portland General Electric Co.	465,508	21,781,119
Xcel Energy, Inc.	64,900	4,125,044

Electrical equipment—0.7%
Generac Holdings, Inc.*	158,725	15,466,164

Electronic equipment, instruments & components—1.3%
Cognex Corp.	65,000	3,590,600
Keysight Technologies, Inc.*	92,800	8,980,256
Zebra Technologies Corp., Class A*	73,500	16,880,010

Energy equipment & services—1.4%
Baker Hughes Co.	2,237,475	31,212,776

Entertainment—2.0%
Roku, Inc.*	152,675	18,508,790
Zynga, Inc., Class A*	3,369,425	25,405,465

Equity real estate investment trusts (REITs)—6.0%
Agree Realty Corp.	132,175	8,605,914
Americold Realty Trust	485,700	14,857,563
AvalonBay Communities, Inc.	13,875	2,260,931
Cousins Properties, Inc.	229,072	6,911,102
Healthcare Realty Trust, Inc.	478,950	14,076,341

10	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON SCOUT MID CAP FUND (cont’d)
COMMON STOCKS—99.6%	Shares	Value

Equity real estate investment trusts (REITs) (cont’d)
Host Hotels & Resorts, Inc.	1,794,484	$ 22,090,098
Lamar Advertising Co., Class A	125,725	7,248,046
Mid-America Apartment Communities, Inc.	367,125	41,088,630
Prologis, Inc.	194,425	17,348,543

Food & staples retailing—0.3%
Casey’s General Stores, Inc.	37,706	5,709,065

Food products—1.4%
Darling Ingredients, Inc.*	383,071	7,887,432
Lamb Weston Holdings, Inc.	199,425	12,236,718
Tyson Foods, Inc., Class A	168,532	10,481,005

Gas utilities—2.3%
Atmos Energy Corp.	245,274	25,010,590
ONE Gas, Inc.	335,466	26,739,995

Health care equipment & supplies—4.6%
ABIOMED, Inc.*	24,050	4,599,562
Align Technology, Inc.*	19,675	4,227,174
DexCom, Inc.*	13,100	4,391,120
Edwards Lifesciences Corp.*	74,025	16,100,437
IDEXX Laboratories, Inc.*	14,900	4,136,240
Insulet Corp.*	84,875	16,951,235
Masimo Corp.*	70,825	15,150,176
Tandem Diabetes Care, Inc.*	77,075	6,149,044
Teleflex, Inc.	94,250	31,611,450

Health care providers & services—1.8%
Centene Corp.*	295,075	19,646,093
Humana, Inc.	36,502	13,937,194
Molina Healthcare, Inc.*	19,097	3,131,335
Universal Health Services, Inc., Class B	41,875	4,425,769

Hotels, restaurants & leisure—4.6%
Chipotle Mexican Grill, Inc.*	14,341	12,599,286
Darden Restaurants, Inc.	218,550	16,126,804
Las Vegas Sands Corp.	185,425	8,904,108
Royal Caribbean Cruises Ltd.	818,900	38,299,953
Texas Roadhouse, Inc.	257,550	12,128,030
Vail Resorts, Inc.	79,550	13,603,050

Household durables—2.4%
D.R. Horton, Inc.	692,925	32,719,919
Garmin Ltd.	137,700	11,175,732
PulteGroup, Inc.	374,000	10,572,980

Household products—1.0%
The Clorox Co.	118,700	22,130,428

Industrial conglomerates—0.2%
Carlisle Cos, Inc.	29,450	3,562,272

Insurance—4.3%
Arch Capital Group Ltd.*	274,825	6,604,045
Brown & Brown, Inc.	529,475	19,013,447
Lincoln National Corp.	377,479	13,389,180
Marsh & McLennan Cos, Inc.	156,625	15,244,311
The Hanover Insurance Group, Inc.	111,500	11,192,370
The Hartford Financial Services Group, Inc.	372,525	14,152,225
W.R. Berkley Corp.	139,375	7,526,250
White Mountains Insurance Group Ltd.	9,650	9,389,450

Interactive media & services—1.1%
Match Group, Inc.*(a)	182,075	14,012,492
Twitter, Inc.*	377,150	10,816,662

COMMON STOCKS—99.6%	Shares	Value

Internet & direct marketing retail—2.1%
Booking Holdings, Inc.*	18,075	$ 26,761,303
eBay, Inc.	363,450	14,476,213
Expedia Group, Inc.	83,142	5,901,419

IT services—1.9%
Black Knight, Inc.*	198,825	14,031,080
DXC Technology Co.	812,850	14,736,971
Paychex, Inc.	197,775	13,551,543

Leisure products—0.9%
Brunswick Corp.	405,675	19,358,811

Machinery—1.8%
AGCO Corp.	180,525	9,538,941
Allison Transmission Holdings, Inc.	140,075	5,090,326
The Timken Co.	212,000	7,966,960
Xylem, Inc.	261,079	18,771,580

Metals & mining—2.2%
Agnico Eagle Mines Ltd.	335,050	19,660,734
Kirkland Lake Gold Ltd.	500,396	20,726,402
Newmont Corp.	147,525	8,774,787

Mortgage real estate investment trusts (REITs)—0.7%
AGNC Investment Corp.	1,283,000	15,934,860

Multiline retail—1.0%
Dollar General Corp.	121,575	21,312,098

Multi-utilities—2.1%
CMS Energy Corp.	327,450	18,694,120
WEC Energy Group, Inc.	309,400	28,016,170

Oil, gas & consumable fuels—2.0%
Cabot Oil & Gas Corp.	312,975	6,766,520
EOG Resources, Inc.	96,341	4,577,161
HollyFrontier Corp.	80,175	2,648,982
Marathon Petroleum Corp.	624,225	20,025,138
Valero Energy Corp.	173,875	11,014,981

Pharmaceuticals—0.8%
Horizon Therapeutics PLC*	477,900	17,223,516

Professional services—3.9%
CoStar Group, Inc.*	24,900	16,141,674
FTI Consulting, Inc.*	201,300	25,637,568
IHS Markit Ltd.	228,700	15,391,510
Robert Half International, Inc.	477,975	22,593,878
Verisk Analytics, Inc.	41,075	6,277,492

Road & rail—2.5%
AMERCO	36,500	10,224,745
Kansas City Southern	171,850	22,435,018
Knight-Swift Transportation Holdings, Inc.	549,200	20,419,256
Old Dominion Freight Line, Inc.	15,087	2,191,990

Semiconductors & semiconductor equipment—6.3%
Advanced Micro Devices, Inc.*	270,475	14,170,185
Analog Devices, Inc.	75,300	8,252,880
KLA Corp.	144,800	23,760,232
Lam Research Corp.	49,500	12,636,360
Marvell Technology Group Ltd.	494,200	13,214,908
Monolithic Power Systems, Inc.	56,750	11,344,893
NXP Semiconductors N.V.	57,325	5,707,850
ON Semiconductor Corp.*	145,200	2,329,734
Skyworks Solutions, Inc.	292,000	30,332,960

The accompanying notes are an integral part of the financial statements	11

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON SCOUT MID CAP FUND (cont’d)
COMMON STOCKS—99.6%	Shares	Value

Semiconductors & semiconductor equipment (cont’d)
Universal Display Corp.	60,800	$ 9,127,296
Xilinx, Inc.	102,925	8,995,645

Software—4.7%
Crowdstrike Holdings, Inc., Class A*	643,050	43,508,763
DocuSign, Inc.*	157,725	16,521,694
Proofpoint, Inc.*	25,509	3,105,210
ServiceNow, Inc.*	17,487	6,147,380
Splunk, Inc.*	115,575	16,222,107
The Trade Desk, Inc., Class A*	23,250	6,802,485
Workday, Inc., Class A*	42,000	6,463,800
Zscaler, Inc.*	103,025	6,910,917

Specialty retail—2.7%
American Eagle Outfitters, Inc.	1,207,250	9,597,637
Best Buy Co., Inc.	163,250	12,526,173
Floor & Decor Holdings, Inc., Class A*	753,775	31,960,060
O’Reilly Automotive, Inc.*	4,250	1,641,945
Tractor Supply Co.	55,800	5,659,794

Technology hardware, storage & peripherals—1.2%
Pure Storage, Inc., Class A*	1,832,675	26,390,520

Textiles, apparel & luxury goods—0.4%
Lululemon Athletica, Inc.*	39,700	8,872,156

Trading companies & distributors—2.3%
United Rentals, Inc.*	151,150	19,422,775
W.W. Grainger, Inc.	115,675	31,877,717
Total common stocks (cost $2,049,123,948)		2,222,230,290

MONEY MARKET FUNDS—0.6%
First American Government Obligations Fund—Class X, 0.25%#	14,053,894	14,053,894
Total money market funds (cost $14,053,894)		14,053,894

Total investment portfolio (cost $2,063,177,842)—100.2%		2,236,284,184

Liabilities in excess of other assets—(0.2)%		(4,143,678)

Total net assets—100.0%		$2,232,140,506

* Non-income producing security

(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $13,311,848 or 0.6% of net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Sector allocation

Sector	Percent of net assets
Industrials	18.0%
Information technology	17.5%
Consumer discretionary	16.8%
Financials	11.4%
Health care	8.1%
Materials	6.3%

Sector allocation (cont’d)

Sector	Percent of net assets
Utilities	6.3%
Real estate	6.1%
Energy	3.4%
Communication services	3.1%
Consumer staples	2.6%
Money market funds	0.6%

CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS—97.0%	Shares	Value
Aerospace & defense—1.9%
Astronics Corp.*	122,562	$1,100,607
Kratos Defense & Security Solutions, Inc.*	249,900	3,753,498

Air freight & logistics—1.5%
Forward Air Corp.	52,800	2,724,480
Radiant Logistics, Inc.*	283,475	1,213,273

Auto components—0.9%
Stoneridge, Inc.*	113,233	2,268,057

Automobiles—1.2%
Thor Industries, Inc.	49,036	3,246,183

Banks—0.8%
Hilltop Holdings, Inc.	114,674	2,213,208

Biotechnology—2.7%
Eagle Pharmaceuticals, Inc.*	50,396	2,569,188
Halozyme Therapeutics, Inc.*	81,300	1,841,852
Insmed, Inc.*	121,400	2,792,200

Capital markets—2.8%
Blucora, Inc.*	113,725	1,600,111
Cohen & Steers, Inc.	97,809	5,647,491

Chemicals—1.6%
Balchem Corp.	47,958	4,279,772

Commercial services & supplies—1.2%
Healthcare Services Group, Inc.	121,489	3,096,755

Construction & engineering—0.8%
Dycom Industries, Inc.*	65,634	2,139,668

Consumer finance—3.1%
Green Dot Corp., Class A*	54,891	1,674,175
LendingTree, Inc.*	17,038	4,248,766
PRA Group, Inc.*	74,662	2,071,124

Electrical equipment—1.1%
TPI Composites, Inc.*	169,312	2,968,039

Electronic equipment, instruments & components—5.5%
ePlus, Inc.*	44,162	3,124,461
Fabrinet*	62,073	3,895,081
II-VI, Inc.*	116,773	4,019,327
Plexus Corp.*	53,804	3,372,973

Energy equipment & services—0.3%
Core Laboratories N.V.	41,903	821,718

12	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON SCOUT SMALL CAP FUND (cont’d)
COMMON STOCKS—97.0%	Shares	Value

Equity real estate investment trusts (REITs)—2.2%
CareTrust REIT, Inc.	123,699	$ 2,038,560
QTS Realty Trust, Inc., Class A	58,168	3,637,245

Food & staples retailing—1.5%
Performance Food Group Co.*	129,838	3,810,745

Health care equipment & supplies—8.2%
Cantel Medical Corp.	48,840	1,807,080
ICU Medical, Inc.*	27,885	6,115,459
Integer Holdings Corp.*	50,400	3,752,784
Quidel Corp.*	52,600	7,311,400
Varex Imaging Corp.*	100,729	2,632,049

Health care providers & services—10.2%
AMN Healthcare Services, Inc.*	86,827	4,079,132
BioTelemetry, Inc.*	106,089	4,955,417
HealthEquity, Inc.*	88,106	4,957,725
LHC Group, Inc.*	48,058	6,247,059
Molina Healthcare, Inc.*	14,927	2,447,580
U.S. Physical Therapy, Inc.	54,151	4,088,400

Health care technology—3.8%
HMS Holdings Corp.*	115,302	3,306,285
Omnicell, Inc.*	91,309	6,656,426

Hotels, restaurants & leisure—1.8%
Cracker Barrel Old Country Store, Inc.	22,013	2,144,066
Lindblad Expeditions Holdings, Inc.*	164,305	1,097,557
The Cheesecake Factory, Inc.	65,364	1,456,964

Household durables—3.3%
Installed Building Products, Inc.*	67,322	3,319,648
iRobot Corp.*(a)	35,079	2,138,416
LGI Homes, Inc.*	54,255	3,286,768

Insurance—0.8%
CNO Financial Group, Inc.	140,482	1,975,177

Internet & direct marketing retail—1.0%
PetMed Express, Inc.(a)	67,564	2,673,507

IT services—1.0%
Virtusa Corp.*	80,363	2,651,979

Life sciences tools & services—5.7%
Bruker Corp.	135,742	5,337,375
Medpace Holdings, Inc.*	57,925	4,625,891
PRA Health Sciences, Inc.*	51,786	4,997,349

Machinery—4.4%
Albany International Corp., Class A	59,755	3,055,871
Chart Industries, Inc.*	86,222	3,079,850
Proto Labs, Inc.*	52,734	5,357,247

Metals & mining—0.3%
Carpenter Technology Corp.	31,634	701,326

Pharmaceuticals—1.2%
Supernus Pharmaceuticals, Inc.*	136,535	3,194,919

Professional services—1.3%
Insperity, Inc.	73,674	3,514,987

Semiconductors & semiconductor equipment—8.3%
Ambarella, Inc.*	61,070	3,211,060
Entegris, Inc.	83,943	4,552,229
Impinj, Inc.*	74,882	1,681,850
Inphi Corp.*	42,439	4,097,061

COMMON STOCKS—97.0%	Shares	Value

Semiconductors & semiconductor equipment (cont’d)
Power Integrations, Inc.	35,783	$ 3,662,390
Semtech Corp.*	101,496	4,591,679

Software—11.3%
Envestnet, Inc.*	66,503	4,157,768
J2 Global, Inc.	62,726	5,058,225
Pegasystems, Inc.	79,013	6,607,067
Qualys, Inc.*	41,700	4,396,848
The Descartes Systems Group, Inc.*	101,516	4,271,793
Upland Software, Inc.*	82,000	2,593,660
Verint Systems, Inc.*	59,600	2,547,304

Specialty retail—1.8%
Monro, Inc.	84,271	4,676,198

Textiles, apparel & luxury goods—0.4%
G-III Apparel Group Ltd.*	85,101	964,194

Thrifts & mortgage finance—0.9%
Axos Financial, Inc.*	106,794	2,461,602

Trading companies & distributors—2.2%
Applied Industrial Technologies, Inc.	58,100	3,043,859
Systemax, Inc.	141,675	2,813,665
Total common stocks (cost $186,400,897)		254,522,702

MONEY MARKET FUNDS—1.8%
First American Government Obligations Fund—Class X, 0.25%#	4,714,784	4,714,784
Total money market funds (cost $4,714,784)		4,714,784

Total investment portfolio (cost $191,115,681)—98.8%		259,237,486

Other assets in excess of liabilities—1.2%		3,150,129

Total net assets—100.0%		$262,387,615

* Non-income producing security

(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $4,541,869 or 1.7% of net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Sector allocation

Sector	Percent of net assets
Health care	31.9%
Information technology	26.1%
Industrials	14.4%
Consumer discretionary	10.4%
Financials	8.3%
Real estate	2.2%
Materials	1.9%
Money market funds	1.8%
Consumer staples	1.5%
Energy	0.3%

The accompanying notes are an integral part of the financial statements	13

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON REAMS CORE BOND FUND
CORPORATE BONDS—55.2%	Principal Amount	Value
Aerospace & defense—2.0%
BAE Systems PLC, 144A, 3.40%, 04/15/30	$830,000	$901,163
General Dynamics Corp., 3.63%, 04/01/30	1,655,000	1,904,388
Raytheon Technologies Corp., 4.13%, 11/16/28	785,000	910,179
The Boeing Co., 2.95%, 02/01/30 (a)	155,000	132,314

Agriculture—1.2%
BAT Capital Corp., 4.91%, 04/02/30	2,050,000	2,304,023

Air freight & logistics—1.7%
FedEx Corp., 3.80%, 05/15/25	2,085,000	2,228,076
United Parcel Service, Inc.,
4.45%, 04/01/30	590,000	713,759
5.20%, 04/01/40	295,000	394,773

Airlines—1.7%
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	182,257	178,326
Series 2013-1, Class A, 4.00%, 01/15/27	397,202	342,869
Series 2013-2, Class A, 4.95%, 07/15/24	254,780	225,710
Delta Air Lines, Pass Through Trust,
Series 2007-1, Class A, 6.82%, 02/10/24	426,191	408,135
Series 2020-1, Class AA, 2.00%, 12/10/29	1,725,000	1,597,175
US Airways, Pass Through Trust, Series 2012-1, Class A, 5.90%, 04/01/26	540,300	491,447

Auto manufacturers—3.8%
BMW U.S. Capital LLC, 144A, 4.15%, 04/09/30	605,000	664,326
Daimler Finance North America LLC, 144A, 3.35%, 05/04/21	1,200,000	1,202,981
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	235,000	220,900
General Motors Financial Co., Inc.,
4.20%, 11/06/21	495,000	485,043
5.10%, 01/17/24	800,000	788,958
Hyundai Capital America, 144A, 6.38%, 04/08/30	2,270,000	2,436,326
Toyota Motor Credit Corp., 3.38%, 04/01/30	945,000	1,031,941
Volkswagen Group of America Finance LLC, 144A, 2.70%, 09/26/22	350,000	351,342

Banks—15.1%
Bank of America Corp.,
(Fixed until 02/13/30, then 3 Month LIBOR USD + 0.99%), 2.50%, 02/13/31	3,475,000	3,512,794
3.50%, 04/19/26	295,000	320,534
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	905,000	973,631
(Fixed until 07/23/28, then 3 Month LIBOR USD + 1.31%), 4.27%, 07/23/29	1,340,000	1,521,503
Citigroup, Inc.,
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	2,635,000	2,636,050
(Fixed until 04/23/28, then 3 Month LIBOR USD + 1.15%), 4.08%, 04/23/29	1,000,000	1,103,955
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	1,880,000	2,159,111
(Fixed until 03/26/40, then SOFR + 4.59%), 5.32%, 03/26/41	1,225,000	1,572,626
Fifth Third Bancorp, 2.55%, 05/05/27	3,445,000	3,441,503
HSBC Holdings PLC, 4.95%, 03/31/30	1,170,000	1,385,139
JPMorgan Chase & Co.,
(Fixed until 10/15/29, then SOFR + 1.51%), 2.74%, 10/15/30	2,225,000	2,293,918
(Fixed until 03/24/29, then SOFR + 3.79%), 4.49%, 03/24/31	1,505,000	1,780,244
Truist Financial Corp., 2.20%, 03/16/23	830,000	848,795
Wells Fargo & Co.,
(3 Month LIBOR USD + 1.23%), 1.99%, 10/31/23	775,000	771,891
(Fixed until 02/11/30, then 3 Month LIBOR USD + 1.00%), 2.57%, 02/11/31	1,570,000	1,566,295

CORPORATE BONDS—55.2%	Principal Amount	Value
Banks (cont’d)
Wells Fargo & Co., (cont’d)
3.75%, 01/24/24	$380,000	$404,334
(Fixed until 04/04/30, then 3 Month LIBOR USD + 3.77%), 4.48%, 04/04/31	2,195,000	2,554,682

Beverages—2.1%
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 06/01/30	440,000	469,308
4.35%, 06/01/40	1,455,000	1,589,396
4.75%, 01/23/29	1,775,000	2,047,014

Biotechnology—0.6%
AbbVie, Inc. (3 Month LIBOR USD + 0.46%), 144A, 2.15%, 11/19/21	1,120,000	1,110,902

Capital markets—2.4%
Morgan Stanley,
(Fixed until 01/22/30, then SOFR + 1.14%), 2.70%, 01/22/31	750,000	767,664
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	1,060,000	1,165,184
The Goldman Sachs Group, Inc.,
2.60%, 02/07/30	1,510,000	1,489,648
3.50%, 04/01/25	1,070,000	1,138,067

Containers & packaging—0.5%
Sonoco Products Co., 3.13%, 05/01/30	1,035,000	1,033,862

Diversified financial services—0.2%
GE Capital International Funding Co., 4.42%, 11/15/35	340,000	353,644

Diversified telecommunication services—2.7%
AT&T, Inc., 3.80%, 03/01/24	180,000	192,157
4.25%, 03/01/27	350,000	385,308
4.30%, 02/15/30	2,110,000	2,377,687
4.35%, 03/01/29	1,215,000	1,365,025
Verizon Communications, Inc., 4.33%, 09/21/28	705,000	834,056

Electric—0.4%
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	210,000	231,192
San Diego Gas & Electric Co., 3.32%, 04/15/50	450,000	488,248

Electric utilities—0.9%
IPALCO Enterprises, Inc., 144A, 4.25%, 05/01/30	895,000	947,026
Wisconsin Power & Light Co., 3.65%, 04/01/50	750,000	867,644

Entertainment—0.4%
The Walt Disney Co.,
4.63%, 03/23/40	410,000	507,470
4.70%, 03/23/50	210,000	277,922

Equity real estate investment trusts (REITs)—2.0%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	665,000	794,019
AvalonBay Communities, Inc., 2.30%, 03/01/30	1,640,000	1,623,649
Ventas Realty LP, 4.75%, 11/15/30	1,345,000	1,396,814

Food & staples retailing—0.7%
Sysco Corp., 5.95%, 04/01/30	1,150,000	1,352,291

Food products—0.9%
Archer-Daniels-Midland Co., 3.25%, 03/27/30	1,055,000	1,161,082
Campbell Soup Co. (3 Month LIBOR USD + 0.63%), 1.37%, 03/15/21	90,000	89,212
General Mills, Inc., 2.88%, 04/15/30	500,000	534,089

Health care providers & services—1.7%
CVS Health Corp.,
3.25%, 08/15/29	585,000	624,769

14	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON REAMS CORE BOND FUND (cont’d)
CORPORATE BONDS—55.2%	Principal Amount	Value

Health care providers & services (cont’d)
CVS Health Corp., (cont’d)
3.75%, 04/01/30	$1,665,000	$1,848,452
4.30%, 03/25/28	655,000	738,041

Hotels, restaurants & leisure—0.4%
McDonald’s Corp., 3.60%, 07/01/30	750,000	845,316

Industrial conglomerates—1.0%
3M Co., 3.05%, 04/15/30	145,000	158,218
General Electric Co.,
3.63%, 05/01/30	780,000	782,463
4.25%, 05/01/40	1,030,000	1,027,894

Insurance—2.3%
Aflac, Inc., 3.60%, 04/01/30	1,555,000	1,743,621
American International Group, Inc., 4.25%, 03/15/29	960,000	1,047,826
MetLife, Inc., 4.55%, 03/23/30	1,355,000	1,611,270

Machinery—0.2%
Deere & Co., 3.10%, 04/15/30	345,000	380,853

Media—2.7%
Comcast Corp., 3.40%, 04/01/30	1,045,000	1,167,985
Fox Corp., 3.50%, 04/08/30	1,020,000	1,095,045
ViacomCBS, Inc., 4.95%, 01/15/31	2,685,000	2,848,348

Multiline retail—1.0%
Dollar General Corp., 3.50%, 04/03/30	1,190,000	1,305,343
Target Corp., 2.65%, 09/15/30	600,000	642,962

Multi-utilities—1.0%
Dominion Energy, Inc.,
144A, 2.45%, 01/15/23	1,040,000	1,066,992
3.38%, 04/01/30	690,000	749,094

Oil & gas—0.9%
BP Capital Markets America, Inc., 3.63%, 04/06/30	1,625,000	1,750,360

Oil, gas & consumable fuels—2.6%
Equinor ASA, 3.13%, 04/06/30	1,815,000	1,946,566
Exxon Mobil Corp., 3.48%, 03/19/30	915,000	1,010,278
Tennessee Gas Pipeline Co. LLC, 144A, 2.90%, 03/01/30	1,515,000	1,437,541
TransCanada PipeLines Ltd., 4.10%, 04/15/30	575,000	621,758

Pipelines—0.2%
Enterprise Products Operating LLC, 2.80%, 01/31/30	320,000	314,275

Specialty retail—0.9%
Lowe’s Cos, Inc., 4.50%, 04/15/30	760,000	896,256
The Home Depot, Inc., 2.70%, 04/15/30	850,000	906,710

Textiles, apparel & luxury goods—0.3%
NIKE, Inc.,
2.85%, 03/27/30	340,000	369,293
3.25%, 03/27/40	225,000	243,801

Transportation—0.7%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21	8,510	8,531
Series 2004-1, 4.58%, 01/15/21	37,465	38,106
CSX Transportation, Inc., 6.25%, 01/15/23	205,770	227,851
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	151,806	158,563
Series 2005, 5.08%, 01/02/29	382,958	411,185
Series 2006, 5.87%, 07/02/30	343,068	396,825
Total corporate bonds (cost $99,383,535)		105,773,130

MORTGAGE AND ASSET-BACKED SECURITIES—16.5%	Principal Amount	Value
Asset-backed securities—3.4%
CarMax Auto Owner Trust,
Series 2020-2, Class A3, 1.70%, 11/15/24	$1,030,000	$1,030,000
Series 2020-2, Class A4, 2.05%, 05/15/25	490,000	489,461
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	670,000	628,549
Series 2017-1A, Class A, 144A, 2.96%, 10/25/21	515,000	481,533
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	830,000	801,047
Hyundai Auto Receivables Trust,
Series 2020-A, Class A3, 1.41%, 11/15/24	585,000	585,000
Series 2020-A, Class A4, 1.72%, 06/15/26	190,000	189,791
Nissan Auto Receivables Owner Trust,
Series 2020-A, Class A3, 1.38%, 12/15/24	1,310,000	1,309,869
Series 2020-A, Class A4, 1.70%, 05/15/27	410,000	409,951
Toyota Auto Receivables Owner Trust,
Series 2020-B, Class A3, 1.36%, 08/15/24	445,000	448,221
Series 2020-B, Class A4, 1.66%, 09/15/25	190,000	192,082

Commercial mortgage-backed securities—6.0%
BANK, Series 2018-BN10, Class A1, 2.62%, 02/17/61	956,892	962,154
CFCRE Commercial Mortgage Trust,
Series 2011-C2, Class A4, 3.83%, 12/17/47	1,533,797	1,562,327
Series 2016-C3, Class A3, 3.87%, 01/10/48	1,105,000	1,174,808
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	422,791	435,848
Series 2013-CCRE11, Class ASB, 3.66%, 08/12/50	589,709	607,354
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	737,557	742,262
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	233,311	239,896
Series 2014-GCJ22, Class A5, 3.86%, 06/10/47	355,000	377,339
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4, 3.48%, 06/16/45	869,200	881,695
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 03/15/50	425,000	455,531
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A3, 144A, 2.81%, 03/12/49	460,000	468,649
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	1,072,140	1,110,456
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5, VR, 4.24%, 06/16/51	850,000	960,025
Wells Fargo Commercial Trust, Series 2016-C36, Class A3, 2.81%, 11/18/59	1,100,000	1,124,617
WFRBS Commercial Mortgage Trust,
Series 2014-C21, Class A3, 3.43%, 08/16/47	28,471	28,803
Series 2014-C21, Class A4, 3.41%, 08/16/47	365,000	381,087

Federal agency mortgage-backed obligations—7.1%
Fannie Mae Pool,
Series 0913, Class AE, VR, 4.15%, 09/01/20	504,447	506,205
Series 1614, Class AN, 2.47%, 06/01/26	2,785,000	2,883,221
Series 1671, Class AM, 2.10%, 12/01/27	830,832	867,866
Series 2793, Class AL, VR, 4.65%, 01/01/21	522,832	532,697
Series 4018, Class MA, 2.00%, 05/01/50	4,088,541	4,149,986
Series 5796, Class AN, 3.03%, 06/01/27	355,000	380,108
Series 5872, Class BL (1 Month LIBOR USD + 0.60%), 1.59%, 02/01/30	800,000	796,808
Series 387770, 3.63%, 07/01/28	455,000	508,090
Series 465468, 3.33%, 07/01/20	44,090	44,053
Fannie Mae-Aces,
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	614,234	624,770
Series 2016-M6, Class AB2, 2.40%, 05/25/26	595,345	625,384

The accompanying notes are an integral part of the financial statements	15

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON REAMS CORE BOND FUND (cont’d)
MORTGAGE AND ASSET-BACKED SECURITIES—16.5%	Principal Amount	Value

Federal agency mortgage-backed obligations (cont’d)
Freddie Mac Gold Pool, Series 15226, Class G, 4.50%, 08/01/20 (fractional amount held)	$0	$0
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	501	504
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	1,230,396	1,283,091
Series 2583, Class AB, 2.14%, 08/15/23	416,960	418,796
Total mortgage and asset-backed securities (cost $31,158,403)		31,699,934

FOREIGN GOVERNMENT BONDS—0.5%
Israel Government International Bond, 2.75%, 07/03/30	915,000	960,750
Total foreign government bonds (cost $915,000)		960,750

SHORT-TERM INVESTMENTS—7.8%
Money market funds—0.1%
First American Government Obligations Fund—Class X, 0.25%#	96,747	96,747

U.S. Treasury Bills—7.7%
ZCI, 0.09%, 06/23/20	6,700,000	6,699,014
ZCI, 0.11%, 07/30/20	8,025,000	8,022,919
Total short-term investments (cost $14,818,802)		14,818,680

Total investment portfolio (cost $146,275,740)—80.0%		153,252,494

Other assets in excess of liabilities—20.0%		38,216,392

Total net assets—100.0%		$191,468,886

(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $89,303 or 0.1% of net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR—Variable rate security. Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. Rate shown is the rate in effect as of the date of this report.

REMIC—Real estate mortgage investment conduit

ZCI—Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Credit quality breakdown*

Rating	Percent of net assets
AAA/Aaa/AAA	23.2%
AA/Aa/AA	5.7%
A/A/A	33.0%
BBB/Baa/BBB	17.9%
BB/Ba/BB	0.1%
Not rated	0.0%

* The table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s® (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings Inc. (“Fitch”), each of which is a widely used independent nationally recognized statistical rating organization (“NRSRO”). NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund’s investments. These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Securities may be rated by other NRSROs and these ratings may be higher or lower. When ratings from multiple agencies are available, the highest is used, consistent with the Fund’s portfolio investment process. Credit quality ratings are subject to change without notice. For more information on S&P’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research & Ratings on the homepage. For more information on Fitch’s rating methodology, please visit fitchratings.com and select “Ratings Definitions” at the bottom of the homepage. Carillon Tower Advisers, Inc. (“Manager”) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure-specific characteristics. Any securities that are not rated by S&P, Moody’s, or Fitch appear in the table as “Not rated.” However, these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated, but are treated by the Fund, and reflected in the table above, as being rated AAA/Aaa/AAA for credit quality purposes.

SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Central Clearing Party	Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Buy/Sell(b) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(c)	Value(d)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 34	Baa2/BBB	Sell	Receive	1%/Quarterly	06/20/2025	$25,000,000	$161,073	$161,073	$—
Total swap contracts							$25,000,000	$161,073	$161,073	$—

There is $913,167 of initial margin due from the Fund to the broker as of the date of this report.

(b) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(c) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

16	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS—65.8%	Principal Amount	Value
Aerospace & defense—2.7%
BAE Systems PLC, 144A, 3.40%, 04/15/30	$3,740,000	$4,060,662
General Dynamics Corp., 3.63%, 04/01/30	5,480,000	6,305,766
Raytheon Technologies Corp., 4.13%, 11/16/28	3,830,000	4,440,748
The Boeing Co.,
2.95%, 02/01/30 (a)	615,000	524,989
3.60%, 05/01/34	3,120,000	2,714,886

Agriculture—1.3%
BAT Capital Corp., 4.91%, 04/02/30	7,575,000	8,513,646

Air freight & logistics—1.6%
FedEx Corp., 3.80%, 05/15/25	6,370,000	6,807,118
United Parcel Service, Inc.,
4.45%, 04/01/30	2,150,000	2,600,985
5.20%, 04/01/40	1,060,000	1,418,509

Airlines—2.4%
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	641,153	627,326
Series 2013-1, Class A, 4.00%, 01/15/27	78,877	68,088
Series 2013-2, Class A, 4.95%, 07/15/24	950,709	842,232
Delta Air Lines, Pass Through Trust,
Series 2007-1, Class A, 6.82%, 02/10/24	670,012	641,626
Series 2020-1, Class AA, 2.00%, 12/10/29	9,550,000	8,842,332
Southwest Airines Co., 5.25%, 05/04/25	3,200,000	3,187,557
US Airways, Pass Through Trust,
Series 2011-1, Class A, 7.13%, 04/22/25	634,923	632,753
Series 2012-1, Class A, 5.90%, 04/01/26	1,543,714	1,404,136

Auto manufacturers—4.7%
BMW US Capital LLC, 144A, 4.15%, 04/09/30	2,325,000	2,552,988
Daimler Finance North America LLC, 144A, 3.35%, 05/04/21	6,340,000	6,355,751
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	2,545,000	2,392,300
General Motors Financial Co., Inc.,
4.20%, 11/06/21	2,900,000	2,841,667
5.10%, 01/17/24	3,275,000	3,229,797
Hyundai Capital America, 144A, 6.38%, 04/08/30	8,270,000	8,875,953
Toyota Motor Credit Corp., 3.38%, 04/01/30	3,470,000	3,789,243
Volkswagen Group of America Finance LLC, 144A, 2.70%, 09/26/22	2,145,000	2,153,224

Banks—16.7%
Bank of America Corp.,
(Fixed until 02/13/30, then 3 Month LIBOR USD + 0.99%), 2.50%, 02/13/31	12,710,000	12,848,233
3.50%, 04/19/26	3,060,000	3,324,865
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	4,090,000	4,400,167
Citigroup, Inc.,
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	8,835,000	8,838,519
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	10,525,000	12,087,577
(Fixed until 03/26/40, then SOFR + 4.55%), 5.32%, 03/26/41	6,385,000	8,196,913
Fifth Third Bancorp, 2.55%, 05/05/27	2,475,000	2,472,487
HSBC Holdings PLC, 4.95%, 03/31/30	5,120,000	6,061,462
JPMorgan Chase & Co.,
(Fixed until 10/15/29, then SOFR + 1.51%), 2.74%, 10/15/30	7,935,000	8,180,782
3.25%, 09/23/22	1,780,000	1,862,684

CORPORATE BONDS—65.8%	Principal Amount	Value
Banks (cont’d)
JPMorgan Chase & Co., (cont’d)
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	$7,595,000	$8,984,024
Truist Financial Corp., 2.20%, 03/16/23	5,070,000	5,184,805
Wells Fargo & Co.,
(3 Month LIBOR USD + 1.23%), 1.99%, 10/31/23	6,390,000	6,364,363
(Fixed until 02/11/30, then 3 Month LIBOR USD + 1.00%), 2.57%, 02/11/31	7,495,000	7,477,316
(Fixed until 04/04/30, then 3 Month LIBOR USD + 3.77%), 4.48%, 04/04/31	14,800,000	17,225,190

Beverages—2.2%
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 06/01/30	1,600,000	1,706,573
4.35%, 06/01/40	5,245,000	5,729,472
4.75%, 01/23/29	6,425,000	7,409,614

Biotechnology—0.9%
AbbVie, Inc. (3 Month LIBOR USD + 0.46%), 144A, 2.15%, 11/19/21	6,485,000	6,432,318

Capital markets—2.5%
Morgan Stanley,
(Fixed until 01/22/30, then SOFR + 1.14%), 2.70%, 01/22/31	2,715,000	2,778,942
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	3,905,000	4,292,495
The Goldman Sachs Group, Inc.,
2.60%, 02/07/30	5,385,000	5,312,421
3.50%, 04/01/25	4,255,000	4,525,679

Containers & packaging—0.6%
Sonoco Products Co., 3.13%, 05/01/30	3,825,000	3,820,795

Diversified financial services—0.2%
GE Capital International Funding Co., 4.42%, 11/15/35	1,250,000	1,300,162

Diversified telecommunication services—1.8%
AT&T, Inc.,
3.80%, 03/01/24	1,445,000	1,542,592
4.25%, 03/01/27	2,170,000	2,388,913
4.35%, 03/01/29	4,375,000	4,915,214
Verizon Communications, Inc., 4.33%, 09/21/28	2,795,000	3,306,647

Electric—0.6%
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	1,120,000	1,233,025
San Diego Gas & Electric Co., 3.32%, 04/15/50	2,360,000	2,560,590

Electric utilities—1.0%
IPALCO Enterprises, Inc., 144A, 4.25%, 05/01/30	3,250,000	3,438,921
Wisconsin Power & Light Co., 3.65%, 04/01/50	2,600,000	3,007,833

Entertainment—0.6%
The Walt Disney Co.,
4.63%, 03/23/40	2,125,000	2,630,178
4.70%, 03/23/50	1,100,000	1,455,783

Equity real estate investment trusts (REITs)—2.2%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	3,180,000	3,796,965
AvalonBay Communities, Inc., 2.30%, 03/01/30	5,525,000	5,469,914
Ventas Realty LP, 4.75%, 11/15/30	5,280,000	5,483,403

Food & staples retailing—0.7%
Sysco Corp., 5.95%, 04/01/30	4,270,000	5,021,114

The accompanying notes are an integral part of the financial statements	17

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON REAMS CORE PLUS BOND FUND (cont’d)
CORPORATE BONDS—65.8%	Principal Amount	Value
Food products—1.0%
Archer-Daniels-Midland Co., 3.25%, 03/27/30	$3,845,000	$4,231,620
Campbell Soup Co. (3 Month LIBOR USD + 0.63%), 1.37%, 03/15/21	545,000	540,231
General Mills, Inc., 2.88%, 04/15/30	1,840,000	1,965,447

Health care providers & services—2.1%
CVS Health Corp.,
3.25%, 08/15/29	3,660,000	3,908,811
3.75%, 04/01/30	6,000,000	6,661,088
4.30%, 03/25/28	3,410,000	3,842,321

Hotels, restaurants & leisure—1.3%
Carnival Corp., 144A, 11.50%, 04/01/23	5,250,000	5,484,604
McDonald’s Corp., 3.60%, 07/01/30	2,780,000	3,133,305

Industrial conglomerates—1.1%
3M Co., 3.05%, 04/15/30	715,000	780,179
General Electric Co.,
3.63%, 05/01/30	2,675,000	2,683,447
4.25%, 05/01/40	4,065,000	4,056,687

Insurance—2.4%
Aflac, Inc., 3.60%, 04/01/30	3,870,000	4,339,429
American International Group, Inc., 4.25%, 03/15/29	3,350,000	3,656,474
MetLife, Inc., 4.55%, 03/23/30	6,945,000	8,258,503

Machinery—0.3%
Deere & Co., 3.10%, 04/15/30	1,705,000	1,882,184

Media—3.0%
Comcast Corp., 3.40%, 04/01/30	5,010,000	5,599,620
Fox Corp., 3.50%, 04/08/30	3,755,000	4,031,270
ViacomCBS, Inc., 4.95%, 01/15/31	9,805,000	10,401,510

Multiline retail—1.1%
Dollar General Corp., 3.50%, 04/03/30	3,560,000	3,905,061
Target Corp., 2.65%, 09/15/30	3,165,000	3,391,624

Multi-utilities—1.3%
Dominion Energy, Inc.,
144A, 2.45%, 01/15/23	6,475,000	6,643,053
3.38%, 04/01/30	2,135,000	2,317,848

Oil & gas—0.9%
BP Capital Markets America, Inc., 3.63%, 04/06/30	5,875,000	6,328,227

Oil, gas & consumable fuels—7.1%
Apache Corp.,
4.38%, 10/15/28	660,000	524,642
4.75%, 04/15/43	2,680,000	1,830,749
5.10%, 09/01/40	645,000	435,071
Devon Energy Corp.,
4.75%, 05/15/42	980,000	762,345
5.00%, 06/15/45	1,935,000	1,577,105
Energy Transfer Operating LP,
3.75%, 05/15/30	580,000	525,554
4.05%, 03/15/25	2,205,000	2,163,589
Equinor ASA, 3.13%, 04/06/30	9,435,000	10,118,925
Exxon Mobil Corp., 3.48%, 03/19/30	4,790,000	5,288,778
Hess Corp.,
4.30%, 04/01/27	9,395,000	8,508,073
5.60%, 02/15/41	2,450,000	2,138,533
Marathon Oil Corp., 6.60%, 10/01/37	1,965,000	1,555,029
Marathon Petroleum Corp., 3.80%, 04/01/28	1,310,000	1,213,259

CORPORATE BONDS—65.8%	Principal Amount	Value
Oil, gas & consumable fuels (cont’d)
Occidental Petroleum Corp.,
3.50%, 08/15/29	$335,000	$234,567
6.20%, 03/15/40	770,000	550,550
6.45%, 09/15/36	7,095,000	5,179,350
Tennessee Gas Pipeline Co. LLC, 144A, 2.90%, 03/01/30	2,390,000	2,267,804
TransCanada PipeLines Ltd., 4.10%, 04/15/30	2,875,000	3,108,792

Specialty retail—1.0%
Lowe’s Cos, Inc., 4.50%, 04/15/30	3,015,000	3,555,540
The Home Depot Inc., 2.70%, 04/15/30	3,135,000	3,344,161

Textiles, apparel & luxury goods—0.5%
NIKE, Inc.,
2.85%, 03/27/30	1,805,000	1,960,513
3.25%, 03/27/40	1,205,000	1,305,690

Transportation—0.0%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21	26,518	26,584
Series 2005-4, 4.97%, 04/01/23	210,485	220,237
Total corporate bonds (cost $408,320,072)		445,331,215

MORTGAGE AND ASSET-BACKED SECURITIES—16.6%
Asset-backed securities—4.6%
CarMax Auto Owner Trust,
Series 2020-2, Class A3, 1.70%, 11/15/24	3,950,000	3,950,000
Series 2020-2, Class A4, 2.05%, 05/15/25	1,890,000	1,887,921
Hertz Vehicle Financing II LP,
Series 2015-3A, Class A, 144A, 2.67%, 09/25/21	1,810,000	1,729,705
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	3,245,000	3,044,241
Series 2017-1A, Class A, 144A, 2.96%, 10/25/21	3,010,000	2,814,401
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	3,855,000	3,720,525
Home Equity Loan Trust, Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	303,646	134,564
Hyundai Auto Receivables Trust,
Series 2020-A, Class A3, 1.41%, 11/15/24	2,900,000	2,900,000
Series 2020-A, Class A4, 1.72%, 06/15/26	935,000	933,972
Nissan Auto Receivables Owner Trust,
Series 2020-A, Class A3, 1.38%, 12/15/24	5,060,000	5,059,494
Series 2020-A, Class A4, 1.70%, 05/15/27	1,580,000	1,579,810
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.99%, 02/25/36	482,695	474,026
Toyota Auto Receivables Owner Trust,
Series 2020-B, Class A3, 1.36%, 08/15/24	2,210,000	2,225,998
Series 2020-B, Class A4, 1.66%, 09/15/25	945,000	955,356

Commercial mortgage-backed securities—3.3%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	4,375,000	4,651,391
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	2,684,385	2,767,288
Series 2014-UBS5, Class A4, 3.84%, 09/12/47	1,890,000	1,998,339
Series 2015-LC19, Class A4, 3.18%, 02/10/48	1,055,000	1,103,006
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	3,916,815	3,941,802
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	1,468,873	1,510,330
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 03/15/50	2,200,000	2,358,044
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	4,045,344	4,189,916

18	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON REAMS CORE PLUS BOND FUND (cont’d)
MORTGAGE AND ASSET-BACKED SECURITIES—16.6%	Principal Amount	Value
Federal agency mortgage-backed obligations—8.7%
Fannie Mae Pool,
Series 0913, Class AE, VR, 4.15%, 09/01/20	$3,610,781	$3,623,358
Series 1614, Class AN, 2.47%, 06/01/26	4,500,000	4,658,706
Series 1671, Class AM, 2.10%, 12/01/27	1,609,737	1,681,491
Series 2793, Class AL, VR, 4.65%, 01/01/21	3,740,263	3,810,830
Series 4018, Class MA, 2.0%, 05/01/50	12,225,000	12,408,726
Series 5796, Class AN, 3.03%, 06/01/27	2,045,000	2,189,637
Series 5872, Class BL (1 Month LIBOR USD + 0.60%), 1.59%, 02/01/30	4,440,000	4,422,282
Series 387770, 3.63%, 07/01/28	2,495,000	2,786,121
Series 465468, 3.33%, 07/01/20	93,954	93,876
Fannie Mae-Aces,
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	2,357,409	2,397,844
Series 2016-M6, Class AB2, 2.40%, 05/25/26	2,757,542	2,896,679
Series 2016-M7, Class AV2, 2.16%, 10/25/23	9,330,587	9,614,410
Freddie Mac Gold Pool, Series 15226, Class G, 4.50%, 08/01/20	1	1
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	2,369	2,381
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	6,761,920	7,051,517
Series 2583, Class AB, 2.14%, 08/15/23	1,079,388	1,084,140
Total mortgage and asset-backed securities (cost $111,198,902)		112,652,128

FOREIGN GOVERNMENT BONDS—0.7%
Israel Government International Bond, 2.75%, 07/03/30	4,810,000	5,050,500
Total foreign government bonds (cost $4,810,000)		5,050,500

MONEY MARKET FUNDS—0.1%
First American Government Obligations Fund—Class X, 0.25%#	544,813	544,813
Total money market funds (cost $544,813)		544,813

Total investment portfolio (cost $524,873,787)—83.2%		563,578,656

Other assets in excess of liabilities—16.8%		113,920,957

Total net assets—100.0%		$677,499,613

(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $502,896 or 0.1% of net assets as of the date of this report.

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR—Variable rate security. Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. Rate shown is the rate in effect as of the date of this report.

SB—Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

REMIC—Real estate mortgage investment conduit

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Credit quality breakdown*

Rating	Percent of net assets
AAA/Aaa/AAA	14.9%
AA/Aa/AA	6.9%
A/A/A	36.0%
BBB/Baa/BBB	24.0%
BB/Ba/BB	1.2%
CCC/Caa/CCC	0.0%
CC/Ca/CC	0.0%
C/C/C	0.1%
Not rated	0.0%

* The table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s® (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings Inc. (“Fitch”), each of which is a widely used independent nationally recognized statistical rating organization (“NRSRO”). NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund’s investments. These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Securities may be rated by other NRSROs and these ratings may be higher or lower. When ratings from multiple agencies are available, the highest is used, consistent with the Fund’s portfolio investment process. Credit quality ratings are subject to change without notice. For more information on S&P’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research & Ratings on the homepage. For more information on Fitch’s rating methodology, please visit fitchratings.com and select “Ratings Definitions” at the bottom of the homepage. Carillon Tower Advisers, Inc. (“Manager”) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure-specific characteristics. Any securities that are not rated by S&P, Moody’s, or Fitch appear in the table as “Not rated.” However, these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated, but are treated by the Fund, and reflected in the table above, as being rated AAA/Aaa/AAA for credit quality purposes.

The accompanying notes are an integral part of the financial statements	19

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON REAMS CORE PLUS BOND FUND (cont’d)
FUTURES CONTRACTS—SHORT
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2020	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	6/19/2020	(335)	$(46,663,609)	$(46,585,938)	$77,671

There is no variation margin due to or from the Fund as of the date of this report.

SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Central Clearing Party	Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Buy/Sell(b) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(c)	Value(d)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North American High Yield Index Series 34	B2/B	Sell	Receive	5%/Quarterly	6/20/2025	$111,890,000	$(5,824,510)	$(5,474,594)	$(349,916)
Total swap contracts							$111,890,000	$(5,824,510)	$(5,474,594)	$(349,916)

There is $47,104 of variation margin due from the broker to the Fund as of the date of this report.

(b) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(c) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FORWARD CONTRACTS
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Mexican Peso	300,000,000	U.S. Dollar	12,028,869	6/17/2020	J.P. Morgan	$320,998
Total forward contracts						$320,998

20	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS—67.2%	Principal Amount	Value
Aerospace & defense—1.2%
The Boeing Co.,
2.30%, 08/01/21	$2,910,000	$2,860,720
2.95%, 02/01/30 (a)	940,000	802,421
3.60%, 05/01/34	6,415,000	5,582,050

Airlines—3.4%
American Airlines, Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	1,988,703	1,761,791
Continental Airlines, Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23	1,529,989	1,471,627
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	14,940,000	13,832,926
Southwest Airlines Co., 5.25%, 05/04/25	4,460,000	4,442,658
US Airways, Pass Through Trust,
Series 2010-1, Class A, 6.25%, 10/22/24	3,198,398	2,972,145
Series 2012-1, Class A, 5.90%, 04/01/26	2,847,602	2,590,129

Air freight & logistics—0.7%
United Parcel Service, Inc.,
4.45%, 04/01/30	2,775,000	3,357,085
5.20%, 04/01/40	1,825,000	2,442,244

Auto manufacturers—12.8%
BMW US Capital LLC, 144A, 4.15%, 04/09/30	3,175,000	3,486,339
Daimler Finance North America LLC,
144A, 2.30%, 02/12/21	5,815,000	5,758,841
144A, 3.00%, 02/22/21	3,795,000	3,793,000
144A, 3.35%, 05/04/21	8,745,000	8,766,726
Ford Motor Credit Co. LLC,
2.43%, 06/12/20	6,045,000	6,014,775
3.20%, 01/15/21	7,780,000	7,507,700
3.81%, 10/12/21	3,680,000	3,459,200
4.27%, 01/09/27	2,570,000	2,184,500
General Motors Financial Co., Inc.,
2.90%, 02/26/25	2,525,000	2,286,998
3.20%, 07/13/20	3,420,000	3,413,643
3.55%, 04/09/21	7,110,000	7,001,481
4.00%, 01/15/25	4,680,000	4,382,546
4.30%, 07/13/25	2,675,000	2,509,914
4.35%, 04/09/25	3,790,000	3,607,039
4.35%, 01/17/27	4,125,000	3,751,058
5.10%, 01/17/24	10,165,000	10,024,698
5.25%, 03/01/26	2,800,000	2,687,259
Hyundai Capital America, 144A, 6.38%, 04/08/30	11,025,000	11,832,816
Toyota Motor Credit Corp., 3.38%, 04/01/30	5,005,000	5,465,464
Volkswagen Group of America Finance LLC, 144A, 2.70%, 09/26/22	3,645,000	3,658,974

Banks—17.3%
Bank of America Corp.,
(Fixed until 02/13/30, then 3 Month LIBOR USD + 0.99%), 2.50%, 02/13/31	14,320,000	14,475,743
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	11,830,000	12,727,134
(Fixed until 03/20/50, then 3 Month LIBOR USD + 3.15%), 4.08%, 03/20/51	5,260,000	6,304,921

CORPORATE BONDS—67.2%	Principal Amount	Value

Banks (cont’d)
Citigroup, Inc.,
(3 Month LIBOR USD + 0.95%), 1.97%, 07/24/23	$1,415,000	$1,395,407
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	15,680,000	15,686,245
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	8,360,000	9,601,154
(Fixed until 03/26/40, then SOFR + 4.55%), 5.32%, 03/26/41	8,525,000	10,944,196
Credit Suisse AG (SOFR + 0.45%), 2.03%, 02/04/22	10,560,000	10,268,827
Deutsche Bank AG, 2.70%, 07/13/20	2,910,000	2,906,855
JPMorgan Chase & Co.,
(Fixed until 10/15/29, then SOFR + 1.51%), 2.74%, 10/15/30	13,390,000	13,804,748
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	5,525,000	6,535,448
Wells Fargo & Co.,
(3 Month LIBOR USD + 1.23%), 1.99%, 10/31/23	7,225,000	7,196,013
(Fixed until 02/11/30, then 3 Month LIBOR USD + 1.00%), 2.57%, 02/11/31	4,805,000	4,793,663
(Fixed until 04/04/30, then 3 Month LIBOR USD + 3.77%), 4.48%, 04/04/31	18,025,000	20,978,651

Beverages—1.3%
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 06/01/30	2,240,000	2,389,202
4.35%, 06/01/40	7,365,000	8,045,293

Capital markets—1.6%
Morgan Stanley (Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	11,190,000	12,300,388

Consumer finance—1.1%
Ally Financial, Inc., 5.80%, 05/01/25	8,250,000	8,791,695

Diversified financial services—0.5%
AerCap Ireland Capital DAC, 4.63%, 10/30/20	2,910,000	2,872,931
GE Capital International Funding Co., 4.42%, 11/15/35	1,330,000	1,383,373

Electric—0.4%
Consolidated Edison Co. of New York, Inc.,
3.35%, 04/01/30	1,230,000	1,354,125
3.95%, 04/01/50	1,625,000	1,932,405

Electric utilities—0.1%
Edison International, 4.95%, 04/15/25	750,000	813,761

Entertainment—0.3%
The Walt Disney Co., 4.63%, 03/23/40	1,900,000	2,351,689

Food products—0.2%
Campbell Soup Co. (3 Month LIBOR USD + 0.63%), 1.37%, 03/15/21	1,280,000	1,268,798

Health care equipment & supplies—0.8%
Becton Dickinson and Co., 2.40%, 06/05/20	6,700,000	6,698,869

The accompanying notes are an integral part of the financial statements	21

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)
CORPORATE BONDS—67.2%	Principal Amount	Value
Health care providers & services—1.2%
CVS Health Corp., 4.13%, 04/01/40	$8,200,000	$9,177,854

Hotels, restaurants & leisure—1.2%
Carnival Corp., 144A, 11.50%, 04/01/23	9,360,000	9,778,265

Industrial conglomerates—1.9%
General Electric Co.,
3.63%, 05/01/30	3,600,000	3,611,368
4.25%, 05/01/40	4,800,000	4,790,184
4.63%, 01/07/21	6,525,000	6,634,352

Insurance—1.3%
MetLife, Inc., 4.55%, 03/23/30	8,325,000	9,899,501

Media—1.9%
ViacomCBS, Inc., 4.95%, 01/15/31	14,150,000	15,010,848

Multi-utilities—2.4%
Dominion Energy, Inc., 144A, 2.45%, 01/15/23	18,580,000	19,062,227

Oil & gas—1.3%
BP Capital Markets America, Inc., 3.63%, 04/06/30	9,690,000	10,437,534

Oil, gas & consumable fuels—7.3%
Apache Corp.,
4.25%, 01/15/44	1,750,000	1,132,063
4.38%, 10/15/28	1,960,000	1,558,028
4.75%, 04/15/43	2,215,000	1,513,101
5.10%, 09/01/40	1,400,000	944,339
5.35%, 07/01/49 (a)	1,665,000	1,167,075
Devon Energy Corp.,
4.75%, 05/15/42	1,445,000	1,124,071
5.00%, 06/15/45	2,140,000	1,744,188
Energy Transfer Operating LP, 4.05%, 03/15/25	4,562,000	4,476,323
Equinor ASA, 3.13%, 04/06/30	9,805,000	10,515,745
Exxon Mobil Corp., 3.48%, 03/19/30	7,230,000	7,982,853
Hess Corp.,
4.30%, 04/01/27	5,110,000	4,627,595
5.60%, 02/15/41	2,295,000	2,003,238
Marathon Oil Corp.,
2.80%, 11/01/22	2,505,000	2,357,076
4.40%, 07/15/27	1,510,000	1,170,693
6.60%, 10/01/37	2,010,000	1,590,641
Marathon Petroleum Corp.,
3.80%, 04/01/28	920,000	852,060
4.70%, 05/01/25	2,760,000	2,775,549
Occidental Petroleum Corp.,
3.50%, 08/15/29	495,000	346,599
6.20%, 03/15/40	785,000	561,275
6.45%, 09/15/36	9,455,000	6,902,150
TransCanada PipeLines Ltd., 4.10%, 04/15/30	2,585,000	2,795,209

CORPORATE BONDS—67.2%	Principal Amount	Value
Pharmaceuticals—2.1%
Bayer US Finance II LLC, 144A, 3.50%, 06/25/21	$3,260,000	$3,326,344
Mylan NV, 3.15%, 06/15/21	13,290,000	13,369,193

Pipelines—0.3%
Enterprise Products Operating LLC, 2.80%, 01/31/30	2,790,000	2,740,084

Road & rail—0.1%
CSX Corp., 3.80%, 04/15/50	930,000	1,065,762

Software—1.1%
Oracle Corp.,
2.95%, 04/01/30	3,325,000	3,628,809
3.60%, 04/01/40	4,375,000	4,919,942

Specialty retail—1.4%
Lowe’s Cos, Inc., 4.50%, 04/15/30	4,355,000	5,135,780
The Home Depot, Inc., 3.30%, 04/15/40	5,595,000	6,091,726

Textiles, apparel & luxury goods—0.6%
NIKE, Inc.,
2.85%, 03/27/30	2,615,000	2,840,299
3.25%, 03/27/40	1,745,000	1,890,813

Tobacco—1.4%
Altria Group, Inc., 4.80%, 02/14/29	9,810,000	10,953,216
Total corporate bonds (cost $500,495,300)		534,034,273

MORTGAGE AND ASSET-BACKED SECURITIES—16.1%
Asset-backed securities—8.6%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-2A, Class A, 144A, 2.63%, 12/20/21	4,395,000	4,131,267
Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	5,520,000	5,359,840
CarMax Auto Owner Trust,
Series 2020-2, Class A3, 1.70%, 11/15/24	5,000,000	5,000,000
Series 2020-2, Class A4, 2.05%, 05/15/25	2,400,000	2,397,360
Countrywide Asset-Backed Certificates, Series 2006-S10, Class A3 (1 Month LIBOR USD + 0.32%), 0.81%, 10/25/36	880,787	829,452
Hertz Vehicle Financing II LP,
Series 2015-3A, Class A, 144A, 2.67%, 09/25/21	2,725,000	2,604,114
Series 2016-2A, Class A, 144A, 2.95%, 03/25/22	6,315,000	5,944,178
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	3,895,000	3,654,027
Series 2017-1A, Class A, 144A, 2.96%, 10/25/21	12,960,000	12,117,820
Series 2018-1A, Class A, 144A, 3.29%, 02/25/24	910,000	848,708
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	6,655,000	6,422,852
Home Equity Loan Trust, Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	3,069,178	1,360,143
Hyundai Auto Receivables Trust,
Series 2020-A, Class A3, 1.41%, 11/15/24	3,710,000	3,710,000
Series 2020-A, Class A4, 1.72%, 06/15/26	1,200,000	1,198,680
Nissan Auto Receivables Owner Trust,
Series 2020-A, Class A3, 1.38%, 12/15/24	6,410,000	6,409,359
Series 2020-A, Class A4, 1.70%, 05/15/27	2,000,000	1,999,760

22	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)
MORTGAGE AND ASSET-BACKED SECURITIES—16.1%	Principal Amount	Value
Asset-backed securities (cont’d)
Toyota Auto Receivables Owner Trust,
Series 2020-B, Class A3, 1.36%, 08/15/24	$2,825,000	$2,845,450
Series 2020-B, Class A4, 1.66%, 09/15/25	1,210,000	1,223,260

Commercial mortgage-backed securities—6.3%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.94%, 04/10/48	1,025,000	1,043,364
COMM Mortgage Trust,
Series 2012-CCRE4, Class ASB, 2.44%, 10/17/45	5,149,067	5,184,831
Series 2013-CCRE10, Class ASB, 3.80%, 08/10/46	1,281,642	1,322,444
GS Mortgage Securities Trust,
Series 2013-GCJ12, Class A3, 2.86%, 06/12/46	2,120,000	2,119,784
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	3,121,766	3,209,873
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class A3, 3.51%, 05/17/45	4,511,121	4,610,028
Series 2012-LC9, Class ASB, 2.44%, 12/17/47	6,965,113	7,002,472
Series 2019-MFP, Class A (1 Month LIBOR USD + 0.96%), 144A, 1.77%, 07/15/36	3,945,000	3,688,934
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/17/47	825,000	873,076
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class ASB, VR, 3.93%, 07/17/46	7,888,489	8,166,062
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class ASB, 2.45%, 12/15/45	3,652,077	3,680,132
Series 2013-C13, Class A3, 2.75%, 05/17/45	4,920,766	5,008,640
Series 2013-C15, Class ASB, 3.72%, 08/17/46	2,974,290	3,050,539
Series 2014-C21, Class A3, 3.43%, 08/16/47	952,588	963,670

Federal agency mortgage-backed obligations—1.2%
Fannie Mae Pool,
Series 5796, Class AN, 3.03%, 06/01/27	4,095,000	4,384,627
Series 387770, 3.63%, 07/01/28	4,760,000	5,315,405
Total mortgage and asset-backed securities (cost $129,698,760)		127,680,151

FOREIGN GOVERNMENT BONDS—0.6%
Israel Government International Bond, 3.88%, 07/03/50	4,560,000	5,043,816
Total foreign government bonds (cost $4,560,000)		5,043,816

MONEY MARKET FUNDS—0.2%
First American Government Obligations Fund—Class X, 0.25%#	1,869,208	1,869,208
Total money market funds (cost $1,869,208)		1,869,208

Total investment portfolio (cost $636,623,268)—84.1%		668,627,448

Other assets in excess of liabilities—15.9%		126,406,769

Total net assets—100.0%		$795,034,217

(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $1,839,099 or 0.2% of net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR—Variable rate security. Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. Rate shown is the rate in effect as of the date of this report.

Credit quality breakdown*

Rating	Percent of net assets
AAA/Aaa/AAA	11.3%
AA/Aa/AA	7.3%
A/A/A	34.4%
BBB/Baa/BBB	27.2%
BB/Ba/BB	3.4%
CCC/Caa/CCC	0.1%
CC/Ca/CC	0.2%
C/C/C	0.0%
Not rated	0.0%

* The table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s® (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings Inc. (“Fitch”), each of which is a widely used independent nationally recognized statistical rating organization (“NRSRO”). NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund’s investments. These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Securities may be rated by other NRSROs and these ratings may be higher or lower. When ratings from multiple agencies are available, the highest is used, consistent with the Fund’s portfolio investment process. Credit quality ratings are subject to change without notice. For more information on S&P’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research & Ratings on the homepage. For more information on Fitch’s rating methodology, please visit fitchratings.com and select “Ratings Definitions” at the bottom of the homepage. Carillon Tower Advisers, Inc. (“Manager”) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure-specific characteristics. Any securities that are not rated by S&P, Moody’s, or Fitch appear in the table as “Not rated.” However, these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated, but are treated by the Fund, and reflected in the table above, as being rated AAA/Aaa/AAA for credit quality purposes.

The accompanying notes are an integral part of the financial statements	23

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON REAMS UNCONSTRAINED BOND FUND
FUTURES CONTRACTS—SHORT
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2020	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	6/30/2020	(2,206)	$(273,775,494)	$(276,818,531)	$(3,043,037)
10-Year U.S. Treasury Note	6/19/2020	(2,316)	(319,112,718)	(322,068,750)	(2,956,032)
Long Bond U.S. Treasury Note	6/19/2020	(389)	(68,447,228)	(70,421,156)	(1,973,928)
Total futures contracts					$(7,972,997)

There is $238,532 of variation margin due to the broker from the Fund as of the date of this report.

SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Central Clearing Party	Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Buy/Sell(b) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(c)	Value(d)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North American High Yield Index Series 33	B2/B	Sell	Receive	5%/Quarterly	12/20/2024	$53,488,400	$(2,954,584)	$(4,493,447)	$1,538,863
Intercontinental Exchange	CDX North American High Yield Index Series 34	B2/B	Sell	Receive	5%/Quarterly	6/20/2025	256,570,000	(13,374,192)	(11,882,672)	(1,491,520)
Total swap contracts							$310,058,400	$(16,328,776)	$(16,376,119)	$47,343

There is $125,460 of variation margin due from the broker to the Fund as of the date of this report.

(b) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(c) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

24	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2020

CARILLON REAMS UNCONSTRAINED BOND FUND
FORWARD CONTRACTS
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Australian Dollar	55,625,000	U.S. Dollar	36,748,730	5/4/2020	J.P. Morgan	$(500,454)
U.S. Dollar	36,906,909	Australian Dollar	55,625,000	5/4/2020	J.P. Morgan	658,633
Australian Dollar	31,760,000	U.S. Dollar	18,407,718	6/17/2020	J.P. Morgan	2,291,696
U.S. Dollar	20,427,714	Australian Dollar	31,760,000	6/17/2020	J.P. Morgan	(271,699)
British Pound Sterling	7,005,000	U.S. Dollar	9,194,973	5/4/2020	J.P. Morgan	(372,126)
U.S. Dollar	9,110,423	British Pound Sterling	7,005,000	5/4/2020	J.P. Morgan	287,576
Canadian Dollar	20,525,000	U.S. Dollar	14,174,234	6/17/2020	J.P. Morgan	572,718
U.S. Dollar	14,777,882	Canadian Dollar	20,525,000	6/17/2020	J.P. Morgan	30,929
Euro	8,365,000	U.S. Dollar	9,283,979	5/4/2020	J.P. Morgan	(116,554)
U.S. Dollar	9,485,157	Euro	8,365,000	5/4/2020	J.P. Morgan	317,732
Japanese Yen	1,010,000,000	U.S. Dollar	9,326,635	5/7/2020	J.P. Morgan	85,734
U.S. Dollar	9,620,789	Japanese Yen	1,010,000,000	5/7/2020	J.P. Morgan	208,419
Mexican Peso	569,874,800	U.S. Dollar	25,105,943	6/17/2020	J.P. Morgan	(1,646,350)
Total forward contracts						$1,546,254

The accompanying notes are an integral part of the financial statements	25

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2020

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Cougar Tactical Allocation Fund	Carillon Eagle Growth & Income Fund

Assets
Investments—unaffiliated, at value (a)	$451,691,190	$8,422,089	$21,609,636	$651,803,527
Cash	2,378,883	443	1,602,116	22,292,810
Foreign currency, at value (b)	—	282	—	—
Receivable for investments sold	5,227,819	476,387	—	—
Receivable for fund shares sold	627,857	27,044	54,353	940,302
Receivable for dividends and interest, net	256,142	50,905	959	756,395
Receivable for foreign tax reclaims	—	75,436	—	121,170
Receivable due from adviser, net	—	22,799	13,530	—
Prepaid expenses	21,871	31,049	32,355	1,178
Total assets	460,203,762	9,106,434	23,312,949	675,915,382

Liabilities
Payable for borrowing on line of credit	—	4,000	—	—
Payable for investments purchased	—	379,023	—	—
Payable for fund shares redeemed	396,645	46,517	16,462	918,167
Accrued custody fees	2,761	7,066	168	3,146
Accrued investment advisory fees, net	142,257	—	—	246,271
Accrued administrative fees	35,378	691	1,861	53,371
Accrued distribution fees	42,274	2,130	1,937	113,363
Accrued transfer agent and shareholder servicing fees	64,434	4,304	3,315	52,144
Accrued professional fees	18,799	20,387	18,807	19,494
Accrued internal audit fees	781	782	782	781
Accrued trustees and officers compensation	15,197	15,197	15,196	15,197
Other accrued expenses	17,109	6,556	1,455	29,277
Total liabilities	735,635	486,653	59,983	1,451,211
Net assets	459,468,127	8,619,781	23,252,966	674,464,171

Net assets consists of
Paid-in capital	241,645,722	10,425,360	22,810,193	516,885,897
Total distributable earnings (loss)	217,822,405	(1,805,579)	442,773	157,578,274
Net assets	459,468,127	8,619,781	23,252,966	674,464,171

Net assets, at market value
Class A	164,598,290	2,523,573	1,590,919	150,330,039
Class C	13,838,492	1,618,165	2,009,931	104,191,158
Class I	274,443,155	3,509,953	19,606,051	410,664,001
Class R-3	445,157	820,371	11,672	1,165,320
Class R-5	4,693,205	2,978	11,950	5,998,540
Class R-6	1,437,794	136,641	11,999	2,021,259
Class Y	12,034	8,100	10,444	93,854

NAV, offering and redemption price per share (c)
Class A	$43.90	$14.35	$15.57	$18.84
Class A maximum offering price (d)	46.09	15.07	16.35	19.78
Class C	30.19	14.11	15.33	17.93
Class I	46.31	14.32	15.56	18.79
Class R-3	41.95	14.18	15.55	18.77
Class R-5	46.15	14.34	15.59	18.81
Class R-6	45.96	14.36	15.60	18.76
Class Y	46.23	14.29	15.54	18.76

Shares of beneficial interest outstanding
Class A	3,749,707	175,838	102,180	7,977,284
Class C	458,358	114,713	131,118	5,810,417
Class I	5,926,801	245,047	1,259,796	21,856,309
Class R-3	10,612	57,840	751	62,100
Class R-5	101,689	208	767	318,946
Class R-6	31,283	9,514	769	107,741
Class Y	260	567	672	5,003

(a) Identified cost	$248,674,025	$9,051,481	$21,104,103	$487,197,395

(b) Cost	$—	$279	$—	$—

(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(d) The maximum offering price is computed as 100/95.25 of NAV.

26	The accompanying notes are an integral part of the financial statements

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2020

	Carillon Eagle Mid Cap Growth Fund	Carillon Eagle Small Cap Growth Fund	Carillon Scout International Fund	Carillon Scout Mid Cap Fund

Assets
Investments—unaffiliated, at value (a)(b)	$5,379,986,987	$2,775,303,685	$518,773,437	$2,236,284,184
Investments—affiliated, at value (c)	—	110,092,334	—	—
Cash	11,783,282	19,243,874	10,839,057	319,415
Receivable for investments sold	29,201,341	348,858	—	19,719,989
Receivable for fund shares sold	6,453,418	3,357,334	136,381	3,509,890
Receivable for dividends and interest, net	411,977	400,676	2,446,578	1,356,469
Receivable for foreign tax reclaims	—	—	3,474,468	20,763
Prepaid expenses	14,914	28,077	1,188	3,171
Total assets	5,427,851,919	2,908,774,838	535,671,109	2,261,213,881

Liabilities
Payable for securities lending collateral received	4,334,635	5,500,000	17,614,129	14,053,894
Payable for investments purchased	21,169,818	4,241,697	—	9,210,262
Payable for fund shares redeemed	8,158,069	5,135,363	715,396	3,914,178
Accrued custody fees	22,705	13,055	15,769	10,656
Accrued investment advisory fees, net	2,103,221	1,168,272	313,934	1,279,996
Accrued administrative fees	408,349	221,360	40,583	171,147
Accrued distribution fees	231,323	117,171	259	19,706
Accrued transfer agent and shareholder servicing fees	388,523	432,042	54,185	248,575
Accrued professional fees	19,824	19,496	20,412	19,506
Accrued internal audit fees	782	781	781	781
Accrued trustees and officers compensation	15,196	15,196	15,197	15,197
Other accrued expenses	147,703	156,037	69,738	129,477
Total liabilities	37,000,148	17,020,470	18,860,383	29,073,375
Net assets	5,390,851,771	2,891,754,368	516,810,726	2,232,140,506

Net assets consists of
Paid-in capital	4,280,386,380	2,091,852,953	428,033,645	2,241,247,954
Total distributable earnings (loss)	1,110,465,391	799,901,415	88,777,081	(9,107,448)
Net assets	5,390,851,771	2,891,754,368	516,810,726	2,232,140,506

Net assets, at market value
Class A	659,448,365	307,813,139	733,404	16,533,642
Class C	121,865,570	50,582,637	144,791	15,894,893
Class I	1,261,075,268	751,448,523	511,662,572	2,080,434,252
Class R-3	35,979,436	52,893,348	8,254	2,175,824
Class R-5	676,206,020	210,337,855	8,366	1,900,323
Class R-6	2,632,512,748	1,518,664,088	4,243,824	96,003,929
Class Y	3,764,364	14,778	9,515	19,197,643

NAV, offering and redemption price per share (d)
Class A	$61.30	$43.04	$14.50	$16.12
Class A maximum offering price (e)	64.36	45.19	15.22	16.92
Class C	47.49	27.44	14.44	15.96
Class I	65.28	46.36	14.58	16.19
Class R-3	59.01	40.89	14.57	16.06
Class R-5	65.09	46.64	14.58	16.10
Class R-6	65.83	47.28	14.56	16.17
Class Y	64.75	45.80	14.56	16.11

Shares of beneficial interest outstanding
Class A	10,758,498	7,151,285	50,575	1,025,591
Class C	2,565,981	1,843,558	10,027	995,728
Class I	19,316,802	16,207,674	35,091,110	128,534,169
Class R-3	609,668	1,293,474	567	135,514
Class R-5	10,388,843	4,510,280	574	118,059
Class R-6	39,989,018	32,122,794	291,497	5,937,219
Class Y	58,141	323	653	1,191,560

(a) Identified cost	$4,208,113,641	$2,059,642,281	$447,123,465	$2,063,177,842

(b) Includes securities on loan, at value	$4,061,358	$5,351,500	$16,888,316	$13,311,848

(c) Identified cost	$—	$112,942,278	$—	$—
(d) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(e) The maximum offering price is computed as 100/95.25 of NAV.

The accompanying notes are an integral part of the financial statements	27

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2020

	Carillon Scout Small Cap Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund

Assets
Investments—unaffiliated, at value (a)(b)	$259,237,486	$153,252,494	$563,578,656	$668,627,448
Premiums paid—open swap contracts	—	161,073	—	—
Unrealized appreciation—open swap contracts	—	—	—	1,538,863
Unrealized appreciation—open futures contracts	—	—	77,671	—
Unrealized appreciation—open forward contracts	—	—	320,998	4,453,437
Cash	1,484,446	45,892,211	69,048,743	64,832,210
Deposit at broker—open swap contracts	—	721,777	18,155,714	50,750,505
Deposit at broker—open futures contracts	—	—	628,358	17,626,723
Segregated cash—TBA transactions	—	310,000	2,797,000	11,217,000
Variation margin receivable—open swap contracts	—	—	47,104	125,460
Receivable for investments sold	507,666	44,803,383	221,402,877	444,118,708
Receivable for fund shares sold	6,552,657	5,402,672	41,058,656	3,057,357
Receivable for dividends and interest, net	9,598	567,121	2,618,304	4,142,732
Receivable due from adviser, net	—	3,630	—	—
Prepaid expenses	732	8,000	5,117	1,773
Total assets	267,792,585	251,122,361	919,739,198	1,270,492,216

Liabilities
Premiums received—open swap contracts	—	—	5,474,594	16,376,119
Unrealized depreciation—open swap contracts	—	—	349,916	1,491,520
Unrealized depreciation—open futures contracts	—	—	—	7,972,997
Unrealized depreciation—forward contracts	—	—	—	2,907,183
Initial margin payable—open swap contracts	—	913,167	—	—
Variation margin payable—open futures contracts	—	—	—	238,532
Payable for securities lending collateral received	4,714,784	96,747	544,813	1,869,208
Payable for investments purchased	—	58,436,643	235,583,094	441,127,819
Payable for fund shares redeemed	448,973	132,112	43,853	2,980,301
Accrued custody fees	3,029	1,058	4,020	4,631
Accrued investment advisory fees, net	104,690	—	74,847	186,211
Accrued administrative fees	18,985	11,273	50,783	64,976
Accrued distribution fees	5,977	1,517	3,547	4,720
Accrued transfer agent and shareholder servicing fees	57,657	20,996	64,902	141,198
Accrued professional fees	19,795	19,453	19,553	19,553
Accrued internal audit fees	781	781	781	781
Accrued trustees and officers compensation	15,196	15,196	15,196	15,197
Other accrued expenses	15,103	4,532	9,686	57,053
Total liabilities	5,404,970	59,653,475	242,239,585	475,457,999
Net assets	262,387,615	191,468,886	677,499,613	795,034,217

Net assets consists of
Paid-in capital	193,582,693	181,268,394	628,767,907	809,307,106
Total distributable earnings (loss)	68,804,922	10,200,492	48,731,706	(14,272,889)
Net assets	262,387,615	191,468,886	677,499,613	795,034,217

Net assets, at market value
Class A	9,848,412	1,367,231	574,178	591,309
Class C	5,480,892	697,186	522,310	398,786
Class I	238,243,237	184,120,075	644,271,998	735,716,094
Class R-3	127,861	11,826	11,707	10,755
Class R-5	61,102	11,985	11,866	10,900
Class R-6	8,499,635	12,015	11,895	37,275,391
Class Y	126,476	5,248,568	32,095,659	21,030,982

NAV, offering and redemption price per share (c)
Class A	$24.39	$12.73	$35.01	$12.22
Class A maximum offering price (d)	25.61	13.23	36.37	12.70
Class C	23.91	12.72	35.04	12.21
Class I	24.54	12.74	35.09	12.22
Class R-3	24.20	12.74	35.07	12.22
Class R-5	24.54	12.74	35.09	12.22
Class R-6	24.61	12.74	35.09	12.22
Class Y	24.35	12.74	35.06	12.28

Shares of beneficial interest outstanding
Class A	403,869	107,432	16,401	48,377
Class C	229,242	54,821	14,907	32,667
Class I	9,707,287	14,451,297	18,362,578	60,192,836
Class R-3	5,284	928	334	880
Class R-5	2,489	941	338	892
Class R-6	345,328	943	339	3,050,215
Class Y	5,193	412,086	915,444	1,712,200

(a) Identified cost	$191,115,681	$146,275,740	$524,873,787	$636,623,268

(b) Includes securities on loan, at value	$4,541,869	$89,303	$502,896	$1,839,099

(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(d) The maximum offering price for the Carillon Scout Small Cap Fund is computed as 100/95.25 of NAV. The maximum offering price for the Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond Fund is computed as 100/96.25 of NAV.

28	The accompanying notes are an integral part of the financial statements

Statements of Operations

(UNAUDITED)	11.01.2019 to 04.30.2020

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Cougar Tactical Allocation Fund	Carillon Eagle Growth & Income Fund

Investment income
Dividends—unaffiliated	$3,052,511	$149,485	$292,011	$10,954,318
Less: foreign taxes withheld	—	(15,752)	—	(39,822)
Interest	27,447	618	6,903	114,971
Securities lending, net (Note 7)	1,264	15	2,824	—
Total investment income	3,081,222	134,366	301,738	11,029,467

Expenses
Investment advisory fees	1,517,587	38,795	71,879	1,758,942
Administrative fees:
Class A	84,480	1,704	721	81,337
Class C	7,297	944	1,081	60,733
Class I	151,467	2,365	10,779	237,508
Class R-3	290	447	6	775
Class R-5	3,039	2	12	2,595
Class R-6	6,351	75	6	7,009
Class Y	6	5	5	51
Distribution and service fees:
Class A	211,201	4,260	1,802	203,343
Class C	72,970	9,443	10,808	607,331
Class R-3	1,450	2,236	29	3,877
Class Y	16	11	13	127
Transfer agent and shareholder servicing fees:
Class A	82,359	4,341	1,273	79,058
Class C	8,421	2,717	1,809	69,577
Class I	153,389	5,393	16,156	191,774
Class R-3	1,113	1,201	39	1,215
Class R-5	3,462	36	57	2,030
Class R-6	502	139	36	541
Class Y	38	47	45	108
Custodian fees	8,438	17,025	442	10,750
Professional fees	47,434	50,072	46,155	47,783
State registration fees	52,677	46,917	47,041	66,771
Trustees and officers compensation	35,891	35,891	35,891	35,891
Internal audit fees	4,857	4,857	4,857	4,857
Interest expense on line of credit	16,826	179	—	635
Other expenses	59,560	27,619	19,969	81,178
Total expenses before adjustments	2,531,121	256,721	270,911	3,555,796
Fees and expenses waived	(435,281)	(175,561)	(147,648)	—
Total expenses after adjustments	2,095,840	81,160	123,263	3,555,796

Net investment income (loss)	985,382	53,206	178,475	7,473,671

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments—unaffiliated	17,091,488	(233,500)	(78,500)	(7,603,989)
Foreign currency transactions	—	197	—	—
Net realized gain (loss)	17,091,488	(233,303)	(78,500)	(7,603,989)
Net change in unrealized appreciation (depreciation) on investments—unaffiliated and foreign currency translations	3,009,460	(1,749,428)	(923,366)	(80,839,808)
Net gain (loss) on investments	20,100,948	(1,982,731)	(1,001,866)	(88,443,797)

Net increase (decrease) in assets resulting from operations	21,086,330	(1,929,525)	(823,391)	(80,970,126)

The accompanying notes are an integral part of the financial statements	29

Statements of Operations

(UNAUDITED)	11.01.2019 to 04.30.2020

	Carillon Eagle Mid Cap Growth Fund	Carillon Eagle Small Cap Growth Fund	Carillon Scout International Fund	Carillon Scout Mid Cap Fund

Investment income
Dividends—unaffiliated	$16,193,888	$7,179,113	$10,405,204	$20,849,836
Less: foreign taxes withheld	(158,650)	(86,219)	(935,570)	(12,439)
Interest	287,288	56,179	57,117	198,751
Securities lending, net (Note 7)	94,573	103,305	43,411	171,574
Total investment income	16,417,099	7,252,378	9,570,162	21,207,722

Expenses
Investment advisory fees	14,484,084	9,524,515	2,576,584	9,624,936
Administrative fees:
Class A	347,922	180,228	436	9,616
Class C	65,635	30,706	80	9,299
Class I	654,697	467,588	319,896	1,222,385
Class R-3	20,002	30,124	5	1,251
Class R-5	362,191	159,517	5	905
Class R-6	1,369,883	962,144	1,647	49,377
Class Y	1,896	6	5	11,119
Distribution and service fees:
Class A	869,805	450,570	1,089	24,040
Class C	656,355	307,056	798	92,989
Class R-3	100,010	150,621	24	6,256
Class Y	4,739	15	13	27,798
Transfer agent and shareholder servicing fees:
Class A	571,766	379,162	858	7,673
Class C	70,620	39,609	150	11,026
Class I	618,180	674,418	352,002	1,320,546
Class R-3	36,900	55,739	32	1,690
Class R-5	405,508	197,766	32	512
Class R-6	70,881	50,756	280	2,993
Class Y	2,161	43	46	16,908
Custodian fees	75,451	50,680	62,621	40,677
Professional fees	47,995	47,789	49,762	47,814
State registration fees	90,234	70,212	48,109	83,345
Trustees and officers compensation	35,891	35,891	35,891	35,891
Internal audit fees	4,857	4,857	4,857	4,857
Interest expense on line of credit	16,795	98,429	2,594	13,267
Other expenses	440,701	359,209	264,859	294,507
Total expenses before adjustments	21,425,159	14,327,650	3,722,675	12,961,677
Fees and expenses waived	—	(21)	(18,295)	—
Total expenses after adjustments	21,425,159	14,327,629	3,704,380	12,961,677

Net investment income (loss)	(5,008,060)	(7,075,251)	5,865,782	8,246,045

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments—unaffiliated	(39,700,236)	129,244,774	37,912,333	(148,346,631)
Investments—affiliated	—	(779,309)	—	—
Foreign currency transactions	—	—	64,056	—
Net realized gain (loss)	(39,700,236)	128,465,465	37,976,389	(148,346,631)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated and foreign currency translations	(14,246,408)	(208,521,162)	(159,530,413)	(177,512,202)
Investments —affiliated	—	(41,388,680)	—	—
Net change in unrealized appreciation (depreciation)	(14,246,408)	(249,909,842)	(159,530,413)	(177,512,202)

Net gain (loss) on investments	(53,946,644)	(121,444,377)	(121,554,024)	(325,858,833)

Net increase (decrease) in assets resulting from operations	(58,954,704)	(128,519,628)	(115,688,242)	(317,612,788)

30	The accompanying notes are an integral part of the financial statements

Statements of Operations

(UNAUDITED)	11.01.2019 to 04.30.2020

	Carillon Scout Small Cap Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund

Investment income
Dividends—unaffiliated	$1,116,880	$—	$—	$—
Less: foreign taxes withheld	(1,733)	—	—	—
Interest	8,681	1,321,988	7,377,404	10,487,845
Securities lending, net (Note 7)	14,741	364	1,844	1,219
Total investment income	1,138,569	1,322,352	7,379,248	10,489,064

Expenses
Investment advisory fees	900,351	230,611	1,238,908	2,656,974
Administrative fees:
Class A	5,777	587	218	232
Class C	3,378	361	170	165
Class I	138,148	55,845	302,469	413,698
Class R-3	92	5	5	5
Class R-5	33	6	6	5
Class R-6	2,579	6	6	17,718
Class Y	51	844	6,853	11,005
Distribution and service fees:
Class A	14,443	1,467	545	581
Class C	33,782	3,609	1,705	1,653
Class R-3	460	28	27	26
Class Y	128	2,109	17,133	27,514
Transfer agent and shareholder servicing fees:
Class A	7,459	551	306	208
Class C	5,721	460	372	257
Class I	183,432	69,687	285,867	470,021
Class R-3	357	33	32	32
Class R-5	70	33	32	32
Class R-6	668	35	32	1,106
Class Y	92	1,390	10,916	29,131
Custodian fees	9,941	4,041	10,985	14,048
Professional fees	47,926	50,514	50,564	50,564
State registration fees	47,697	46,222	48,095	52,389
Trustees and officers compensation	35,891	35,891	35,891	35,891
Internal audit fees	4,857	4,857	4,857	4,857
Interest expense on line of credit	11	—	—	—
Other expenses	50,261	33,430	61,478	65,034
Total expenses before adjustments	1,493,605	542,622	2,077,472	3,853,146
Fees and expenses waived	(19,470)	(302,097)	(808,278)	(1,621,241)
Total expenses after adjustments	1,474,135	240,525	1,269,194	2,231,905

Net investment income (loss)	(335,566)	1,081,827	6,110,054	8,257,159

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on:
Investments—unaffiliated	1,999,231	4,108,060	19,717,883	15,213,291
Swap contracts	—	(920,036)	(9,087,860)	(26,325,987)
Futures contracts	—	—	(494,815)	(2,036,705)
Net realized gain (loss)	1,999,231	3,188,024	10,135,208	(13,149,401)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(35,403,613)	5,919,167	31,738,089	24,780,755
Swap contracts	—	(31,198)	(808,034)	(728,014)
Futures contracts	—	—	77,671	(7,972,997)
Forward contracts	—	—	320,998	1,546,254
Net change in unrealized appreciation (depreciation)	(35,403,613)	5,887,969	31,328,724	17,625,998

Net gain (loss) on investments	(33,404,382)	9,075,993	41,463,932	4,476,597

Net increase (decrease) in assets resulting from operations	(33,739,948)	10,157,820	47,573,986	12,733,756

The accompanying notes are an integral part of the financial statements	31

Statements of Changes in Net Assets

	Carillon ClariVest Capital Appreciation Fund		Carillon ClariVest International Stock Fund		Carillon Cougar Tactical Allocation Fund		Carillon Eagle Growth & Income Fund

	11/1/19 to 4/30/20 (†)	11/1/18 to 10/31/19	11/1/19 to 4/30/20 (†)	11/1/18 to 10/31/19	11/1/19 to 4/30/20 (†)	11/1/18 to 10/31/19	11/1/19 to 4/30/20 (†)	11/1/18 to 10/31/19

Net assets, beginning of period	$552,809,713	$452,343,541	$12,352,406	$17,491,910	$25,553,104	$23,810,421	$850,678,567	$592,140,185
Increase (decrease) in net assets from operations
Net investment income (loss)	985,382	2,523,269	53,206	222,009	178,475	271,819	7,473,671	14,911,761
Net realized gain (loss)	17,091,488	4,505,900	(233,303)	(851,392)	(78,500)	17,336	(7,603,989)	24,773,723
Net change in unrealized appreciation (depreciation)	3,009,460	52,288,810	(1,749,428)	983,171	(923,366)	954,295	(80,839,808)	47,967,429
Net increase (decrease) in net assets resulting from operations	21,086,330	59,317,979	(1,929,525)	353,788	(823,391)	1,243,450	(80,970,126)	87,652,913
Distributions to shareholders from earnings	(9,404,632)	(38,346,397)	(264,615)	(226,694)	(337,380)	(971,271)	(32,359,985)	(57,617,605)
Fund share transactions
Proceeds from shares sold-Class A	2,062,852	5,995,063	190,436	423,485	271,927	921,462	16,441,985	43,252,391
Issued as reinvestment of distributions-Class A	2,701,879	14,420,308	82,285	62,051	15,097	62,281	6,127,022	12,430,046
Cost of shares redeemed-Class A	(13,138,480)	(30,212,063)	(949,882)	(1,707,774)	(63,347)	(888,350)	(19,782,671)	(35,852,999)
Proceeds from shares sold-Class C	923,978	1,315,907	60,800	237,888	150,850	561,491	7,331,517	33,380,533
Issued as reinvestment of distributions-Class C	283,954	2,149,574	31,319	6,532	9,536	72,560	3,450,529	8,829,180
Cost of shares redeemed-Class C	(2,700,663)	(7,479,457)	(131,614)	(898,057)	(384,263)	(410,332)	(22,810,997)	(40,692,709)
Proceeds from shares sold-Class I	47,567,332	155,541,570	203,467	697,228	3,976,196	9,391,942	89,638,154	273,711,615
Issued as reinvestment of distributions-Class I	5,798,006	16,869,014	127,407	142,992	311,171	829,258	15,788,432	22,258,860
Cost of shares redeemed-Class I	(98,738,755)	(78,934,381)	(1,226,089)	(4,265,472)	(5,400,404)	(9,072,825)	(114,202,035)	(97,370,486)
Proceeds from shares sold-Class R-3	33,371	132,432	50,532	111,137	—	—	127,181	510,803
Issued as reinvestment of distributions-Class R-3	10,905	121,423	18,661	10,790	104	389	50,999	139,639
Cost of shares redeemed-Class R-3	(394,505)	(865,530)	(4,891)	(111,988)	—	—	(420,728)	(913,152)
Proceeds from shares sold-Class R-5	387,840	695,534	—	—	—	—	3,216,785	3,200,340
Issued as reinvestment of distributions-Class R-5	132,614	617,839	86	55	522	1,386	196,387	93,954
Cost of shares redeemed-Class R-5	(3,320,723)	(1,564,900)	—	—	(25,525)	—	(295,926)	(235,829)
Proceeds from shares sold-Class R-6	2,217,488	5,764,310	13,407	93,880	—	—	1,195,059	7,467,358
Issued as reinvestment of distributions-Class R-6	21,772	3,552,645	3,942	2,790	182	464	89,841	4,010,119
Cost of shares redeemed-Class R-6	(48,872,421)	(8,625,540)	(8,525)	(49,457)	—	—	(49,028,072)	(5,755,881)
Proceeds from shares sold-Class Y	1,526	—	—	—	—	358	—	34,263
Issued as reinvestment of distributions-Class Y	213	842	174	527	113	420	4,140	6,433
Cost of shares redeemed-Class Y	(1,467)	—	—	(23,205)	(1,526)	—	(1,887)	(1,404)
Net increase (decrease) from fund share transactions	(105,023,284)	79,494,590	(1,538,485)	(5,266,598)	(1,139,367)	1,470,504	(62,884,285)	228,503,074
Increase (decrease) in net assets	(93,341,586)	100,466,172	(3,732,625)	(5,139,504)	(2,300,138)	1,742,683	(176,214,396)	258,538,382
Net assets, end of period	459,468,127	552,809,713	8,619,781	12,352,406	23,252,966	25,553,104	674,464,171	850,678,567

Shares issued and redeemed
Shares sold-Class A	48,261	150,187	11,164	25,697	17,135	58,779	812,382	2,103,271
Issued as reinvestment of distributions-Class A	59,697	418,344	4,651	4,085	943	4,386	296,474	655,237
Shares redeemed-Class A	(304,028)	(749,991)	(60,899)	(103,178)	(4,003)	(57,846)	(991,298)	(1,735,153)
Shares sold-Class C	32,495	50,273	3,796	15,003	9,818	36,690	376,421	1,706,254
Issued as reinvestment of distributions-Class C	9,095	89,491	1,796	436	603	5,172	172,960	491,799
Shares redeemed-Class C	(90,139)	(270,123)	(8,492)	(55,550)	(24,709)	(26,808)	(1,189,754)	(2,062,943)
Shares sold-Class I	1,048,227	3,816,356	12,375	42,739	252,283	607,814	4,414,357	13,591,459
Issued as reinvestment of distributions-Class I	121,577	464,967	7,223	9,445	19,460	58,481	765,061	1,164,921
Shares redeemed-Class I	(2,143,625)	(1,883,557)	(82,822)	(268,953)	(373,775)	(600,008)	(6,071,634)	(4,704,516)
Shares sold-Class R-3	818	3,429	3,548	6,764	—	—	6,260	24,802
Issued as reinvestment of distributions-Class R-3	252	3,683	1,066	717	7	27	2,463	7,441
Shares redeemed-Class R-3	(8,766)	(22,762)	(323)	(6,702)	—	—	(23,660)	(44,225)
Shares sold-Class R-5	9,194	16,366	—	—	—	—	149,720	158,948
Issued as reinvestment of distributions-Class R-5	2,790	17,086	5	4	33	97	9,728	4,693
Shares redeemed-Class R-5	(69,767)	(36,977)	—	—	(1,589)	—	(15,485)	(11,165)
Shares sold-Class R-6	47,648	134,360	879	5,634	—	—	56,450	359,577
Issued as reinvestment of distributions-Class R-6	460	98,794	223	184	11	33	4,389	211,987
Shares redeemed-Class R-6	(1,020,356)	(204,614)	(481)	(2,943)	—	—	(2,214,705)	(277,991)
Shares sold-Class Y	32	—	—	—	—	24	—	1,710
Issued as reinvestment of distributions-Class Y	4	23	10	35	7	30	201	339
Shares redeemed-Class Y	(32)	—	—	(1,411)	(95)	—	(91)	(66)
Shares issued and redeemed	(2,256,163)	2,095,335	(106,281)	(327,994)	(103,871)	86,871	(3,439,761)	11,646,379

(†) The data for fiscal periods ending after October 31, 2019 is unaudited.

32	The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets

	Carillon Eagle Mid Cap Growth Fund		Carillon Eagle Small Cap Growth Fund		Carillon Scout International Fund		Carillon Scout Mid Cap Fund

	11/1/19 to 4/30/20 (†)	11/1/18 to 10/31/19	11/1/19 to 4/30/20 (†)	11/1/18 to 10/31/19	11/1/19 to 4/30/20 (†)	11/1/18 to 10/31/19	11/1/19 to 4/30/20 (†)	11/1/18 to 10/31/19

Net assets, beginning of period	$5,675,842,664	$4,288,006,813	$4,117,406,587	$4,690,834,343	$715,148,809	$824,165,611	$2,862,557,939	$2,473,689,157
Increase (decrease) in net assets from operations
Net investment income (loss)	(5,008,060)	(8,591,625)	(7,075,251)	(15,150,904)	5,865,782	15,169,395	8,246,045	20,151,083
Net realized gain (loss) on investments	(39,700,236)	123,317,339	128,465,465	248,591,626	37,976,389	37,690,423	(148,346,631)	3,783,838
Net change in unrealized appreciation (depreciation)	(14,246,408)	655,109,300	(249,909,842)	(72,462,599)	(159,530,413)	27,132,087	(177,512,202)	193,088,500
Net increase (decrease) in net assets resulting from operations	(58,954,704)	769,835,014	(128,519,628)	160,978,123	(115,688,242)	79,991,905	(317,612,788)	217,023,421
Distributions to shareholders from earnings	(123,370,282)	(115,636,951)	(247,721,477)	(819,288,090)	(54,505,922)	(79,149,615)	(21,249,113)	(174,260,790)
Fund share transactions
Proceeds from shares sold-Class A	67,863,775	149,870,260	37,818,223	82,875,477	121,970	605,683	3,997,158	17,372,240
Issued as reinvestment of distributions-Class A	15,165,127	16,656,129	23,572,114	88,342,880	71,457	39,756	119,596	680,334
Cost of shares redeemed-Class A	(121,769,530)	(220,452,039)	(108,390,668)	(239,113,443)	(172,091)	(121,010)	(6,282,546)	(4,532,454)
Proceeds from shares sold-Class C	5,063,089	15,417,218	1,988,049	6,865,364	28,090	76,977	2,352,565	12,452,237
Issued as reinvestment of distributions-Class C	3,676,590	4,521,836	5,954,687	24,802,823	12,118	6,071	12,987	634,558
Cost of shares redeemed-Class C	(17,468,216)	(45,413,694)	(16,411,564)	(49,091,124)	(606)	(1,757)	(4,120,838)	(2,283,129)
Proceeds from shares sold-Class I	156,763,727	319,640,361	79,811,457	233,491,705	20,254,178	32,665,725	279,939,423	937,504,332
Issued as reinvestment of distributions-Class I	25,368,163	25,270,730	49,532,802	184,393,203	53,198,974	77,119,092	18,594,321	156,438,374
Cost of shares redeemed-Class I	(201,482,794)	(314,949,731)	(318,951,381)	(547,561,594)	(103,325,478)	(220,685,962)	(585,922,842)	(865,852,084)
Proceeds from shares sold-Class R-3	4,599,679	17,221,529	4,553,450	9,836,552	—	—	219,872	1,330,563
Issued as reinvestment of distributions-Class R-3	971,697	1,120,588	4,243,529	14,806,775	730	851	10,274	105,258
Cost of shares redeemed-Class R-3	(13,366,916)	(13,886,923)	(15,349,409)	(30,926,085)	—	—	(445,110)	(291,022)
Proceeds from shares sold-Class R-5	84,684,458	286,083,806	30,679,803	83,728,573	—	—	362,362	1,400,239
Issued as reinvestment of distributions-Class R-5	15,871,744	18,246,315	21,905,962	72,168,324	788	906	16,330	50,544
Cost of shares redeemed-Class R-5	(162,657,106)	(284,656,227)	(165,789,838)	(176,886,905)	—	—	(259,633)	(203,270)
Proceeds from shares sold-Class R-6	415,173,979	1,122,124,295	144,477,420	496,286,719	2,267,518	466,748	45,246,343	86,049,187
Issued as reinvestment of distributions-Class R-6	56,868,257	44,732,630	126,082,974	372,738,335	277,069	280,424	562,662	978,574
Cost of shares redeemed-Class R-6	(438,352,487)	(410,926,375)	(755,142,939)	(541,821,604)	(879,789)	(314,128)	(44,600,703)	(15,093,366)
Proceeds from shares sold-Class Y	800,070	3,466,375	3,460	360	300	600	1,713,703	21,322,462
Issued as reinvestment of distributions-Class Y	81,660	9,465	755	14,071	853	932	122,653	177,896
Cost of shares redeemed-Class Y	(520,873)	(458,760)	—	(68,195)	—	—	(3,194,109)	(2,135,322)
Net increase (decrease) from fund share transactions	(102,665,907)	733,637,788	(849,411,114)	84,882,211	(28,143,919)	(109,859,092)	(291,555,532)	346,106,151
Increase (decrease) in net assets	(284,990,893)	1,387,835,851	(1,225,652,219)	(573,427,756)	(198,338,083)	(109,016,802)	(630,417,433)	388,868,782
Net assets, end of period	5,390,851,771	5,675,842,664	2,891,754,368	4,117,406,587	516,810,726	715,148,809	2,232,140,506	2,862,557,939

Shares issued and redeemed
Shares sold-Class A	1,120,206	2,573,310	829,735	1,709,879	7,770	34,920	234,695	1,001,989
Issued as reinvestment of distributions-Class A	232,025	341,244	479,303	2,178,079	3,840	2,537	6,348	43,527
Shares redeemed-Class A	(1,984,338)	(3,761,254)	(2,331,556)	(4,913,621)	(11,674)	(6,781)	(345,888)	(269,259)
Shares sold-Class C	103,484	341,110	66,442	224,070	1,506	4,628	133,066	718,346
Issued as reinvestment of distributions-Class C	72,417	117,725	189,459	918,283	652	387	694	40,755
Shares redeemed-Class C	(368,260)	(989,884)	(556,907)	(1,534,614)	(32)	(102)	(246,788)	(130,549)
Shares sold-Class I	2,409,404	5,153,503	1,688,682	4,541,370	1,212,868	1,846,546	16,683,363	52,828,057
Issued as reinvestment of distributions-Class I	364,852	488,890	936,171	4,257,520	2,844,865	4,905,795	984,347	9,983,304
Shares redeemed-Class I	(3,131,669)	(5,068,053)	(6,557,738)	(10,631,906)	(6,268,206)	(12,492,475)	(34,598,459)	(48,811,854)
Shares sold-Class R-3	76,775	308,444	108,326	212,369	—	—	13,873	73,791
Issued as reinvestment of distributions-Class R-3	15,426	23,736	90,751	381,815	39	54	547	6,743
Shares redeemed-Class R-3	(220,208)	(240,471)	(344,080)	(649,392)	—	—	(25,876)	(16,330)
Shares sold-Class R-5	1,283,376	4,712,937	623,990	1,592,680	—	—	22,989	76,441
Issued as reinvestment of distributions-Class R-5	228,930	353,954	411,611	1,657,518	43	57	869	3,240
Shares redeemed-Class R-5	(2,461,189)	(4,669,976)	(3,496,509)	(3,331,120)	—	—	(14,774)	(10,999)
Shares sold-Class R-6	6,158,509	18,089,177	2,864,429	9,347,746	157,552	25,977	2,507,131	4,766,178
Issued as reinvestment of distributions-Class R-6	811,360	859,416	2,337,900	8,463,631	14,848	17,862	29,818	62,529
Shares redeemed-Class R-6	(6,854,190)	(6,448,150)	(14,673,712)	(10,139,830)	(48,872)	(17,299)	(2,469,215)	(830,850)
Shares sold-Class Y	13,092	56,218	78	7	17	34	103,763	1,293,956
Issued as reinvestment of distributions-Class Y	1,183	184	14	327	46	59	6,514	11,389
Shares redeemed-Class Y	(8,789)	(6,965)	—	(1,383)	—	—	(205,085)	(118,999)
Shares issued and redeemed	(2,137,604)	12,235,095	(17,333,611)	4,283,428	(2,084,738)	(5,677,801)	(17,178,068)	20,721,405

(†) The data for fiscal periods ending after October 31, 2019 is unaudited.

The accompanying notes are an integral part of the financial statements	33

Statements of Changes in Net Assets

	Carillon Scout Small Cap Fund		Carillon Reams Core Bond Fund		Carillon Reams Core Plus Bond Fund		Carillon Reams Unconstrained Bond Fund

	11/1/19 to 4/30/20 (†)	11/1/18 to 10/31/19	11/1/19 to 4/30/20 (†)	11/1/18 to 10/31/19	11/1/19 to 4/30/20 (†)	11/1/18 to 10/31/19	11/1/19 to 4/30/20 (†)	11/1/18 to 10/31/19

Net assets, beginning of period	$323,732,772	$318,969,196	$108,352,118	$107,564,645	$649,680,517	$624,870,862	$964,643,184	$1,249,199,294
Increase (decrease) in net assets from operations
Net investment income (loss)	(335,566)	(320,862)	1,081,827	2,394,550	6,110,054	14,271,092	8,257,159	23,930,110
Net realized gain (loss) on investments	1,999,231	12,479,345	3,188,024	5,768,160	10,135,208	36,923,017	(13,149,401)	28,456,765
Net change in unrealized appreciation (depreciation)	(35,403,613)	1,002,226	5,887,969	3,393,104	31,328,724	23,166,614	17,625,998	41,096,541
Net increase (decrease) in net assets resulting from operations	(33,739,948)	13,160,709	10,157,820	11,555,814	47,573,986	74,360,723	12,733,756	93,483,416
Distributions to shareholders from earnings	(12,635,960)	(657,924)	(3,401,385)	(2,463,393)	(19,808,077)	(14,343,374)	(13,114,703)	(24,665,538)
Fund share transactions
Proceeds from shares sold-Class A	502,260	7,411,050	578,163	571,422	155,301	187,050	316,980	324,405
Issued as reinvestment of distributions-Class A	476,303	31,811	34,632	17,697	11,640	5,045	5,492	4,566
Cost of shares redeemed-Class A	(1,728,940)	(7,527,063)	(480,909)	(131,777)	(8,586)	(37,717)	(106,064)	(62,239)
Proceeds from shares sold-Class C	117,653	1,350,532	143,950	1,121,581	175,488	312,688	315,300	459,641
Issued as reinvestment of distributions-Class C	285,548	27,270	18,019	5,896	7,491	3,235	3,892	1,157
Cost of shares redeemed-Class C	(1,723,961)	(8,147,278)	(194,478)	(775,179)	(45,259)	(183,659)	(414,903)	(19,997)
Proceeds from shares sold-Class I	28,651,573	54,088,211	91,536,658	23,571,860	104,586,118	112,444,658	158,358,519	295,156,955
Issued as reinvestment of distributions-Class I	11,185,863	565,176	3,300,905	2,400,119	15,802,476	11,126,545	10,971,825	21,289,450
Cost of shares redeemed-Class I	(55,042,152)	(56,296,076)	(22,353,932)	(34,559,030)	(138,507,805)	(153,849,611)	(340,533,549)	(657,106,310)
Proceeds from shares sold-Class R-3	13,992	37,892	—	—	—	—	—	—
Issued as reinvestment of distributions-Class R-3	8,966	488	298	174	308	165	121	160
Cost of shares redeemed-Class R-3	(134,835)	(98,300)	—	—	—	—	—	—
Proceeds from shares sold-Class R-5	—	3,002	—	—	—	—	—	—
Issued as reinvestment of distributions-Class R-5	2,651	134	331	233	342	223	152	218
Cost of shares redeemed-Class R-5	(120)	(3,311)	—	—	—	—	—	—
Proceeds from shares sold-Class R-6	5,203,088	2,777,859	—	—	—	—	6,896,483	22,626,297
Issued as reinvestment of distributions-Class R-6	231,607	11,144	337	244	348	233	509,554	970,352
Cost of shares redeemed-Class R-6	(3,055,318)	(1,965,342)	—	—	—	—	(3,833,611)	(21,639,898)
Proceeds from shares sold-Class Y	35,300	3,600	3,892,912	193,117	18,833,852	593,484	3,639,551	2,927,850
Issued as reinvestment of distributions-Class Y	3,252	182	39,909	33,109	394,387	277,388	285,003	493,361
Cost of shares redeemed-Class Y	(1,979)	(10,190)	(156,462)	(754,414)	(1,352,914)	(6,087,421)	(5,642,765)	(18,799,956)
Net increase (decrease) from fund share transactions	(14,969,249)	(7,739,209)	76,360,333	(8,304,948)	53,187	(35,207,694)	(169,228,020)	(353,373,988)
Increase (decrease) in net assets	(61,345,157)	4,763,576	83,116,768	787,473	27,819,096	24,809,655	(169,608,967)	(284,556,110)
Net assets, end of period	262,387,615	323,732,772	191,468,886	108,352,118	677,499,613	649,680,517	795,034,217	964,643,184

Shares issued and redeemed
Shares sold-Class A	19,166	279,787	49,050	49,914	4,613	5,751	26,410	27,717
Issued as reinvestment of distributions-Class A	16,813	1,330	2,944	1,529	357	157	459	385
Shares redeemed-Class A	(75,327)	(293,490)	(40,450)	(11,334)	(259)	(1,148)	(8,689)	(5,333)
Shares sold-Class C	4,383	51,424	12,044	98,165	5,049	9,788	26,275	38,241
Issued as reinvestment of distributions-Class C	10,249	1,149	1,535	512	230	102	325	97
Shares redeemed-Class C	(66,014)	(300,548)	(16,479)	(68,221)	(1,364)	(5,767)	(34,429)	(1,692)
Shares sold-Class I	1,094,664	1,925,338	7,293,690	2,027,255	3,085,913	3,513,449	13,173,895	24,964,493
Issued as reinvestment of distributions-Class I	392,624	23,549	280,089	208,199	483,680	348,300	914,413	1,808,310
Shares redeemed-Class I	(2,251,028)	(2,030,634)	(1,853,867)	(2,998,974)	(4,199,357)	(4,800,994)	(28,747,540)	(55,435,030)
Shares sold-Class R-3	530	1,461	—	—	—	—	—	—
Issued as reinvestment of distributions-Class R-3	319	20	25	15	10	5	10	13
Shares redeemed-Class R-3	(4,783)	(3,478)	—	—	—	—	—	—
Shares sold-Class R-5	—	103	—	—	—	—	—	—
Issued as reinvestment of distributions-Class R-5	93	6	29	20	10	7	13	18
Shares redeemed-Class R-5	(5)	(112)	—	—	—	—	—	—
Shares sold-Class R-6	227,340	97,225	—	—	—	—	570,712	1,949,189
Issued as reinvestment of distributions-Class R-6	8,109	464	29	21	11	7	42,532	82,237
Shares redeemed-Class R-6	(109,455)	(69,710)	—	—	—	—	(332,669)	(1,801,962)
Shares sold-Class Y	1,662	131	306,956	16,714	539,435	18,488	303,109	245,994
Issued as reinvestment of distributions-Class Y	115	8	3,389	2,876	12,084	8,716	23,649	41,785
Shares redeemed-Class Y	(69)	(350)	(12,668)	(64,335)	(40,768)	(190,593)	(486,847)	(1,596,829)
Shares issued and redeemed	(730,614)	(316,327)	6,026,316	(737,644)	(110,356)	(1,093,732)	(14,528,372)	(29,682,367)

(†) The data for fiscal periods ending after October 31, 2019 is unaudited.

34	The accompanying notes are an integral part of the financial statements

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest Capital Appreciation Fund
Class A*
11/01/19	04/30/20	$43.14	$0.04	$1.44	$1.48	$(0.13)	$(0.59)	$—	$(0.72)	$43.90	1.00	1.14	0.20	11	3.38	$165
11/01/18	10/31/19	42.91	0.14	3.75	3.89	(0.06)	(3.60)	—	(3.66)	43.14	1.00	1.14	0.34	49	11.23	170
11/01/17	10/31/18	43.14	0.07	2.40	2.47	—	(2.70)	—	(2.70)	42.91	1.02	1.12	0.15	45	5.83	177
11/01/16	10/31/17	35.05	0.02	10.24	10.26	(0.03)	(2.14)	—	(2.17)	43.14	1.20	1.20	0.07	33	30.84	164
11/01/15	10/31/16	40.32	0.08	(0.09)	(0.01)	(0.01)	(5.25)	—	(5.26)	35.05	1.23	1.23	0.22	35	0.30	145
11/01/14	10/31/15	42.02	0.09	3.80	3.89	—	(5.59)	—	(5.59)	40.32	1.19	1.19	0.22	42	10.29	168
Class C*
11/01/19	04/30/20	29.87	(0.08)	0.99	0.91	—	(0.59)	—	(0.59)	30.19	1.75	1.91	(0.55)	11	2.98	14
11/01/18	10/31/19	31.12	(0.11)	2.46	2.35	—	(3.60)	—	(3.60)	29.87	1.75	1.90	(0.39)	49	10.38	15
11/01/17	10/31/18	32.23	(0.17)	1.76	1.59	—	(2.70)	—	(2.70)	31.12	1.80	1.90	(0.53)	45	5.02	20
11/01/16	10/31/17	26.88	(0.20)	7.69	7.49	—	(2.14)	—	(2.14)	32.23	1.97	1.97	(0.70)	33	29.83	63
11/01/15	10/31/16	32.37	(0.15)	(0.09)	(0.24)	—	(5.25)	—	(5.25)	26.88	2.00	2.00	(0.55)	35	(0.45)	62
11/01/14	10/31/15	35.05	(0.17)	3.08	2.91	—	(5.59)	—	(5.59)	32.37	1.96	1.96	(0.54)	42	9.42	69
Class I*
11/01/19	04/30/20	45.52	0.12	1.52	1.64	(0.26)	(0.59)	—	(0.85)	46.31	0.70	0.89	0.51	11	3.55	274
11/01/18	10/31/19	45.09	0.26	3.97	4.23	(0.20)	(3.60)	—	(3.80)	45.52	0.70	0.90	0.61	49	11.54	314
11/01/17	10/31/18	45.13	0.21	2.51	2.72	(0.06)	(2.70)	—	(2.76)	45.09	0.72	0.88	0.46	45	6.15	203
11/01/16	10/31/17	36.55	0.16	10.68	10.84	(0.12)	(2.14)	—	(2.26)	45.13	0.88	0.88	0.39	33	31.26	119
11/01/15	10/31/16	41.83	0.19	(0.09)	0.10	(0.13)	(5.25)	—	(5.38)	36.55	0.92	0.92	0.52	35	0.61	124
11/01/14	10/31/15	43.34	0.21	3.93	4.14	(0.06)	(5.59)	—	(5.65)	41.83	0.90	0.90	0.51	42	10.59	103
Class R-3*
11/01/19	04/30/20	41.18	(0.01)	1.37	1.36	—	(0.59)	—	(0.59)	41.95	1.25	1.67	(0.04)	11	3.26	0
11/01/18	10/31/19	41.17	0.05	3.56	3.61	—	(3.60)	—	(3.60)	41.18	1.25	1.58	0.12	49	10.96	1
11/01/17	10/31/18	41.60	(0.04)	2.31	2.27	—	(2.70)	—	(2.70)	41.17	1.29	1.47	(0.11)	45	5.56	1
11/01/16	10/31/17	33.95	(0.10)	9.89	9.79	—	(2.14)	—	(2.14)	41.60	1.51	1.56	(0.28)	33	30.43	1
11/01/15	10/31/16	39.33	(0.04)	(0.09)	(0.13)	—	(5.25)	—	(5.25)	33.95	1.57	1.57	(0.12)	35	(0.04)	1
11/01/14	10/31/15	41.24	(0.04)	3.72	3.68	—	(5.59)	—	(5.59)	39.33	1.51	1.51	(0.10)	42	9.94	1
Class R-5*
11/01/19	04/30/20	45.37	0.11	1.52	1.63	(0.26)	(0.59)	—	(0.85)	46.15	0.70	0.90	0.50	11	3.53	5
11/01/18	10/31/19	44.97	0.27	3.94	4.21	(0.21)	(3.60)	—	(3.81)	45.37	0.70	0.90	0.64	49	11.53	7
11/01/17	10/31/18	44.97	0.18	2.53	2.71	(0.01)	(2.70)	—	(2.71)	44.97	0.72	0.86	0.38	45	6.14	7
11/01/16	10/31/17	36.44	0.17	10.63	10.80	(0.13)	(2.14)	—	(2.27)	44.97	0.89	0.89	0.45	33	31.26	3
11/01/15	10/31/16	41.70	0.20	(0.08)	0.12	(0.13)	(5.25)	—	(5.38)	36.44	0.90	0.90	0.55	35	0.64	7
11/01/14	10/31/15	43.20	0.18	3.93	4.11	(0.02)	(5.59)	—	(5.61)	41.70	0.95	0.86	0.46	42	10.54	8
Class R-6*
11/01/19	04/30/20	45.16	0.23	1.46	1.69	(0.30)	(0.59)	—	(0.89)	45.96	0.60	0.78	1.00	11	3.69	1
11/01/18	10/31/19	44.77	0.31	3.93	4.24	(0.25)	(3.60)	—	(3.85)	45.16	0.60	0.80	0.73	49	11.67	45
11/01/17	10/31/18	44.82	0.26	2.48	2.74	(0.09)	(2.70)	—	(2.79)	44.77	0.63	0.79	0.55	45	6.23	44
11/01/16	10/31/17	36.35	0.14	10.66	10.80	(0.19)	(2.14)	—	(2.33)	44.82	0.82	0.82	0.34	33	31.36	41
11/01/15	10/31/16	41.66	0.22	(0.09)	0.13	(0.19)	(5.25)	—	(5.44)	36.35	0.85	1.49	0.60	35	0.68	0
07/31/15	10/31/15	41.71	0.06	(0.11)	(0.05)	—	—	—	—	41.66	0.82	0.82	0.57	42	(0.12)	0
Class Y*
11/01/19	04/30/20	45.42	0.05	1.50	1.55	(0.15)	(0.59)	—	(0.74)	46.23	1.00	1.59	0.20	11	3.36	0
11/01/18	10/31/19	44.90	0.14	3.99	4.13	(0.01)	(3.60)	—	(3.61)	45.42	1.00	1.73	0.33	49	11.23	0
11/20/17	10/31/18	45.64	0.08	2.00	2.08	(0.12)	(2.70)	—	(2.82)	44.90	1.01	1.55	0.18	45	4.67	0

Carillon ClariVest International Stock Fund
Class A*
11/01/19	04/30/20	17.47	0.07	(2.81)	(2.74)	(0.38)	—	—	(0.38)	14.35	1.45	4.58	0.88	33	(16.11)	3
11/01/18	10/31/19	16.92	0.28	0.49	0.77	(0.22)	—	—	(0.22)	17.47	1.45	4.12	1.67	43	4.74	4
11/01/17	10/31/18	18.71	0.28	(1.86)	(1.58)	(0.21)	—	—	(0.21)	16.92	1.45	2.85	1.50	49	(8.56)	5
11/01/16	10/31/17	15.02	0.17	3.71	3.88	(0.19)	—	—	(0.19)	18.71	1.54	3.72	1.03	80	26.15	4
11/01/15	10/31/16	16.02	0.21	(1.14)	(0.93)	(0.07)	—	—	(0.07)	15.02	1.67	3.45	1.40	100	(5.84)	4
11/01/14	10/31/15	16.54	0.14	0.40	0.54	(0.39)	(0.67)	—	(1.06)	16.02	1.58	4.04	0.88	86	3.63	10

The accompanying notes are an integral part of the financial statements	35

Financial Highlights

Fiscal period			From investment operations				Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)		Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest International Stock Fund (cont’d)
Class C*
11/01/19	04/30/20	$ 17.14	$ 0.02		$(2.78)	$(2.76)	$(0.27)	$ —	$ —	$(0.27)	$ 14.11	2.20	5.40	0.28	33	(16.42)	$ 2
11/01/18	10/31/19	16.53	0.15		0.51	0.66	(0.05)	—	—	(0.05)	17.14	2.20	4.91	0.90	43	4.01	2
11/01/17	10/31/18	18.32	0.04		(1.73)	(1.69)	(0.10)	—	—	(0.10)	16.53	2.20	3.68	0.21	49	(9.28)	3
11/01/16	10/31/17	14.79	0.04		3.65	3.69	(0.16)	—	—	(0.16)	18.32	2.29	4.50	0.27	80	25.21	5
11/01/15	10/31/16	15.83	0.08		(1.12)	(1.04)	—	—	—	—	14.79	2.47	4.31	0.52	100	(6.57)	5
11/01/14	10/31/15	16.38	0.03		0.38	0.41	(0.29)	(0.67)	—	(0.96)	15.83	2.35	4.95	0.18	86	2.80	5
Class I*
11/01/19	04/30/20	17.46	0.11		(2.83)	(2.72)	(0.42)	—	—	(0.42)	14.32	1.15	4.32	1.29	33	(16.02)	4
11/01/18	10/31/19	16.92	0.31		0.51	0.82	(0.28)	—	—	(0.28)	17.46	1.15	3.82	1.88	43	5.07	5
11/01/17	10/31/18	18.70	0.30		(1.82)	(1.52)	(0.26)	—	—	(0.26)	16.92	1.15	2.59	1.60	49	(8.29)	9
11/01/16	10/31/17	15.11	0.23		3.71	3.94	(0.35)	—	—	(0.35)	18.70	1.15	3.28	1.40	80	26.63	8
11/01/15	10/31/16	16.08	0.30		(1.15)	(0.85)	(0.12)	—	—	(0.12)	15.11	1.15	3.12	2.03	100	(5.31)	6
11/01/14	10/31/15	16.62	0.21		0.39	0.60	(0.47)	(0.67)	—	(1.14)	16.08	1.15	3.82	1.31	86	4.04	2
Class R-3*
11/01/19	04/30/20	17.27	0.07		(2.81)	(2.74)	(0.35)	—	—	(0.35)	14.18	1.70	4.89	0.83	33	(16.26)	1
11/01/18	10/31/19	16.74	0.24		0.49	0.73	(0.20)	—	—	(0.20)	17.27	1.70	4.49	1.44	43	4.54	1
11/01/17	10/31/18	18.53	0.19		(1.80)	(1.61)	(0.18)	—	—	(0.18)	16.74	1.70	3.17	1.01	49	(8.80)	1
11/01/16	10/31/17	15.04	0.15		3.67	3.82	(0.33)	—	—	(0.33)	18.53	1.71	3.98	0.89	80	25.91	1
11/01/15	10/31/16	15.99	0.12		(1.05)	(0.93)	(0.02)	—	—	(0.02)	15.04	1.75	3.86	0.77	100	(5.84)	1
11/01/14	10/31/15	16.53	0.13		0.37	0.50	(0.37)	(0.67)	—	(1.04)	15.99	1.74	4.38	0.79	86	3.37	0
Class R-5*
11/01/19	04/30/20	17.48	0.11		(2.83)	(2.72)	(0.42)	—	—	(0.42)	14.34	1.15	6.20	1.34	33	(15.99)	0
11/01/18	10/31/19	16.94	0.33		0.49	0.82	(0.28)	—	—	(0.28)	17.48	1.15	6.06	1.99	43	5.06	0
11/01/17	10/31/18	18.69	0.29		(1.81)	(1.52)	(0.23)	—	—	(0.23)	16.94	1.15	4.65	1.56	49	(8.26)	0
11/01/16	10/31/17	15.11	0.08		3.85	3.93	(0.35)	—	—	(0.35)	18.69	1.15	3.69	0.49	80	26.56	0
11/01/15	10/31/16	16.09	0.27		(1.13)	(0.86)	(0.12)	—	—	(0.12)	15.11	1.15	3.22	1.79	100	(5.36)	0
11/01/14	10/31/15	16.63	0.25		0.35	0.60	(0.47)	(0.67)	—	(1.14)	16.09	1.15	3.59	1.58	86	4.01	0
Class R-6*
11/01/19	04/30/20	17.51	0.12		(2.83)	(2.71)	(0.44)	—	—	(0.44)	14.36	1.05	4.30	1.45	33	(15.95)	0
11/01/18	10/31/19	16.97	0.34		0.49	0.83	(0.29)	—	—	(0.29)	17.51	1.05	3.90	2.02	43	5.16	0
11/01/17	10/31/18	18.75	0.29		(1.80)	(1.51)	(0.27)	—	—	(0.27)	16.97	1.05	2.81	1.55	49	(8.21)	0
11/01/16	10/31/17	15.14	0.26		3.71	3.97	(0.36)	—	—	(0.36)	18.75	1.05	3.78	1.55	80	26.82	0
11/01/15	10/31/16	16.11	0.27		(1.11)	(0.84)	(0.13)	—	—	(0.13)	15.14	1.05	3.73	1.80	100	(5.26)	0
11/01/14	10/31/15	16.65	0.24		0.37	0.61	(0.48)	(0.67)	—	(1.15)	16.11	1.05	3.80	1.48	86	4.11	0
Class Y*
11/01/19	04/30/20	17.34	0.08		(2.82)	(2.74)	(0.31)	—	—	(0.31)	14.29	1.45	5.39	1.05	33	(16.13)	0
11/01/18	10/31/19	16.86	0.35		0.40	0.75	(0.27)	—	—	(0.27)	17.34	1.45	4.35	2.10	43	4.70	0
11/20/17	10/31/18	18.54	0.21		(1.62)	(1.41)	(0.27)	—	—	(0.27)	16.86	1.45	3.59	1.20	49	(7.77)	0

Carillon Cougar Tactical Allocation Fund
Class A*
11/01/19	04/30/20	15.98	0.09		(0.32)	(0.23)	(0.16)	(0.02)	—	(0.18)	15.57	1.17	2.33	1.20	32	(1.50)	2
11/01/18	10/31/19	15.73	0.16		0.67	0.83	(0.08)	(0.50)	—	(0.58)	15.98	1.17	2.50	1.03	139	5.74	1
11/01/17	10/31/18	16.05	0.13		(0.05)	0.08	(0.11)	(0.29)	—	(0.40)	15.73	1.17	2.62	0.79	88	0.44	1
11/01/16	10/31/17	14.59	0.12		1.40	1.52	(0.04)	(0.02)	—	(0.06)	16.05	1.17	3.55	0.79	152	10.42	2
12/31/15	10/31/16	14.29	0.06		0.24	0.30	—	—	—	—	14.59	1.17	17.33	0.47	66	2.10	2
Class C*
11/01/19	04/30/20	15.69	0.04		(0.33)	(0.29)	(0.05)	(0.02)	—	(0.07)	15.33	1.92	3.06	0.49	32	(1.89)	2
11/01/18	10/31/19	15.52	0.04		0.66	0.70	(0.03)	(0.50)	—	(0.53)	15.69	1.92	3.26	0.29	139	4.91	2
11/01/17	10/31/18	15.87	—	(d)	(0.03)	(0.03)	(0.03)	(0.29)	—	(0.32)	15.52	1.92	3.40	0.02	88	(0.29)	2
11/01/16	10/31/17	14.50	0.01		1.38	1.39	—	(0.02)	—	(0.02)	15.87	1.93	4.11	0.05	152	9.58	2
12/31/15	10/31/16	14.29	(0.04)		0.25	0.21	—	—	—	—	14.50	1.97	10.40	(0.31)	66	1.47	1

36	The accompanying notes are an integral part of the financial statements

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Cougar Tactical Allocation Fund (cont’d)
Class I*
11/01/19	04/30/20	$ 16.00	$ 0.12	$(0.33)	$(0.21)	$(0.21)	$(0.02)	$ —	$(0.23)	$ 15.56	0.87	2.04	1.52	32	(1.37)	$ 20
11/01/18	10/31/19	15.76	0.21	0.66	0.87	(0.13)	(0.50)	—	(0.63)	16.00	0.87	2.24	1.33	139	6.02	22
11/01/17	10/31/18	16.09	0.17	(0.04)	0.13	(0.17)	(0.29)	—	(0.46)	15.76	0.87	2.42	1.03	88	0.74	20
11/01/16	10/31/17	14.62	0.17	1.40	1.57	(0.08)	(0.02)	—	(0.10)	16.09	0.87	3.00	1.09	152	10.79	14
12/31/15	10/31/16	14.29	0.10	0.23	0.33	—	—	—	—	14.62	0.87	8.81	0.77	66	2.31	5
Class R-3*
11/01/19	04/30/20	15.94	0.08	(0.33)	(0.25)	(0.12)	(0.02)	—	(0.14)	15.55	1.42	3.06	0.98	32	(1.60)	0
11/01/18	10/31/19	15.70	0.12	0.66	0.78	(0.04)	(0.50)	—	(0.54)	15.94	1.42	3.26	0.80	139	5.40	0
11/01/17	10/31/18	16.03	0.09	(0.04)	0.05	(0.09)	(0.29)	—	(0.38)	15.70	1.42	3.49	0.52	88	0.21	0
11/01/16	10/31/17	14.57	0.09	1.39	1.48	—	(0.02)	—	(0.02)	16.03	1.40	3.62	0.57	152	10.15	0
12/31/15	10/31/16	14.29	0.03	0.25	0.28	—	—	—	—	14.57	1.37	22.76	0.21	66	1.96	0
Class R-5*
11/01/19	04/30/20	16.02	0.13	(0.33)	(0.20)	(0.21)	(0.02)	—	(0.23)	15.59	0.87	2.35	1.63	32	(1.32)	0
11/01/18	10/31/19	15.77	0.21	0.66	0.87	(0.12)	(0.50)	—	(0.62)	16.02	0.87	2.43	1.35	139	6.04	0
11/01/17	10/31/18	16.09	0.18	(0.05)	0.13	(0.16)	(0.29)	—	(0.45)	15.77	0.87	2.60	1.07	88	0.76	0
11/01/16	10/31/17	14.63	0.17	1.39	1.56	(0.08)	(0.02)	—	(0.10)	16.09	0.87	3.18	1.15	152	10.71	0
12/31/15	10/31/16	14.29	0.08	0.26	0.34	—	—	—	—	14.63	0.87	21.86	0.69	66	2.38	0
Class R-6*
11/01/19	04/30/20	16.04	0.13	(0.33)	(0.20)	(0.22)	(0.02)	—	(0.24)	15.60	0.77	2.47	1.63	32	(1.28)	0
11/01/18	10/31/19	15.79	0.22	0.67	0.89	(0.14)	(0.50)	—	(0.64)	16.04	0.77	2.72	1.45	139	6.15	0
11/01/17	10/31/18	16.12	0.19	(0.05)	0.14	(0.18)	(0.29)	—	(0.47)	15.79	0.77	2.92	1.17	88	0.82	0
11/01/16	10/31/17	14.64	0.18	1.41	1.59	(0.09)	(0.02)	—	(0.11)	16.12	0.77	3.04	1.21	152	10.88	0
12/31/15	10/31/16	14.29	0.10	0.25	0.35	—	—	—	—	14.64	0.77	22.16	0.82	66	2.45	0
Class Y*
11/01/19	04/30/20	15.95	0.10	(0.34)	(0.24)	(0.15)	(0.02)	—	(0.17)	15.54	1.17	2.97	1.24	32	(1.54)	0
11/01/18	10/31/19	15.71	0.16	0.66	0.82	(0.08)	(0.50)	—	(0.58)	15.95	1.17	3.12	1.05	139	5.68	0
11/20/17	10/31/18	16.11	0.13	(0.06)	0.07	(0.18)	(0.29)	—	(0.47)	15.71	1.17	3.32	0.82	88	0.34	0

Carillon Eagle Growth & Income Fund
Class A*
11/01/19	04/30/20	21.70	0.19	(2.19)	(2.00)	(0.20)	(0.66)	—	(0.86)	18.84	0.96	0.96	1.86	20	(9.55)	150
11/01/18	10/31/19	21.44	0.41	1.74	2.15	(0.39)	(1.50)	—	(1.89)	21.70	0.97	0.97	1.98	25	11.47	171
11/01/17	10/31/18	20.39	0.40	1.57	1.97	(0.42)	(0.50)	—	(0.92)	21.44	0.98	0.98	1.91	10	9.76	147
11/01/16	10/31/17	18.39	0.34	2.93	3.27	(0.33)	(0.94)	—	(1.27)	20.39	1.03	1.03	1.74	10	18.56	147
11/01/15	10/31/16	17.52	0.34	0.85	1.19	(0.32)	—	—	(0.32)	18.39	1.06	1.06	1.91	15	6.87	152
11/01/14	10/31/15	18.27	0.36	(0.64)	(0.28)	(0.32)	(0.13)	(0.02)	(0.47)	17.52	1.02	1.02	1.99	25	(1.55)	180
Class C*
11/01/19	04/30/20	20.68	0.11	(2.08)	(1.97)	(0.12)	(0.66)	—	(0.78)	17.93	1.73	1.73	1.10	20	(9.88)	104
11/01/18	10/31/19	20.52	0.24	1.66	1.90	(0.24)	(1.50)	—	(1.74)	20.68	1.72	1.72	1.23	25	10.66	133
11/01/17	10/31/18	19.54	0.24	1.49	1.73	(0.25)	(0.50)	—	(0.75)	20.52	1.73	1.73	1.16	10	8.94	130
11/01/16	10/31/17	17.68	0.18	2.81	2.99	(0.19)	(0.94)	—	(1.13)	19.54	1.79	1.79	0.98	10	17.62	169
11/01/15	10/31/16	16.86	0.20	0.82	1.02	(0.20)	—	—	(0.20)	17.68	1.82	1.82	1.14	15	6.07	185
11/01/14	10/31/15	17.60	0.21	(0.60)	(0.39)	(0.20)	(0.13)	(0.02)	(0.35)	16.86	1.79	1.79	1.21	25	(2.30)	197
Class I*
11/01/19	04/30/20	21.64	0.22	(2.18)	(1.96)	(0.23)	(0.66)	—	(0.89)	18.79	0.70	0.70	2.12	20	(9.40)	411
11/01/18	10/31/19	21.39	0.46	1.74	2.20	(0.45)	(1.50)	—	(1.95)	21.64	0.70	0.70	2.21	25	11.76	492
11/01/17	10/31/18	20.34	0.46	1.56	2.02	(0.47)	(0.50)	—	(0.97)	21.39	0.72	0.72	2.16	10	10.06	272
11/01/16	10/31/17	18.35	0.39	2.93	3.32	(0.39)	(0.94)	—	(1.33)	20.34	0.75	0.75	2.00	10	18.90	246
11/01/15	10/31/16	17.48	0.39	0.85	1.24	(0.37)	—	—	(0.37)	18.35	0.79	0.79	2.17	15	7.18	179
11/01/14	10/31/15	18.24	0.40	(0.64)	(0.24)	(0.37)	(0.13)	(0.02)	(0.52)	17.48	0.76	0.76	2.23	25	(1.33)	200

The accompanying notes are an integral part of the financial statements	37

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Growth & Income Fund (cont’d)
Class R-3*
11/01/19	04/30/20	$ 21.61	$ 0.16	$(2.17)	$(2.01)	$(0.17)	$(0.66)	$ —	$(0.83)	$ 18.77	1.27	1.27	1.55	20	(9.65)	$ 1
11/01/18	10/31/19	21.35	0.34	1.74	2.08	(0.32)	(1.50)	—	(1.82)	21.61	1.30	1.30	1.66	25	11.12	2
11/01/17	10/31/18	20.30	0.33	1.56	1.89	(0.34)	(0.50)	—	(0.84)	21.35	1.31	1.31	1.59	10	9.40	2
11/01/16	10/31/17	18.32	0.28	2.91	3.19	(0.27)	(0.94)	—	(1.21)	20.30	1.34	1.34	1.44	10	18.15	2
11/01/15	10/31/16	17.44	0.28	0.87	1.15	(0.27)	—	—	(0.27)	18.32	1.37	1.37	1.60	15	6.61	3
11/01/14	10/31/15	18.19	0.28	(0.63)	(0.35)	(0.25)	(0.13)	(0.02)	(0.40)	17.44	1.44	1.44	1.57	25	(1.99)	3
Class R-5*
11/01/19	04/30/20	21.66	0.21	(2.17)	(1.96)	(0.23)	(0.66)	—	(0.89)	18.81	0.70	0.70	2.12	20	(9.39)	6
11/01/18	10/31/19	21.41	0.47	1.73	2.20	(0.45)	(1.50)	—	(1.95)	21.66	0.72	0.72	2.23	25	11.73	4
11/01/17	10/31/18	20.36	0.45	1.56	2.01	(0.46)	(0.50)	—	(0.96)	21.41	0.78	0.78	2.10	10	9.99	0
11/01/16	10/31/17	18.38	0.38	2.93	3.31	(0.39)	(0.94)	—	(1.33)	20.36	0.76	0.76	1.97	10	18.82	0
11/01/15	10/31/16	17.50	0.39	0.87	1.26	(0.38)	—	—	(0.38)	18.38	0.75	0.75	2.21	15	7.27	0
11/01/14	10/31/15	18.21	0.44	(0.76)	(0.32)	(0.24)	(0.13)	(0.02)	(0.39)	17.50	0.78	0.79	2.39	25	(1.82)	0
Class R-6*
11/01/19	04/30/20	21.59	0.28	(2.30)	(2.02)	(0.15)	(0.66)	—	(0.81)	18.76	0.61	0.61	2.65	20	(9.64)	2
11/01/18	10/31/19	21.34	0.48	1.73	2.21	(0.46)	(1.50)	—	(1.96)	21.59	0.63	0.63	2.31	25	11.87	49
11/01/17	10/31/18	20.30	0.47	1.56	2.03	(0.49)	(0.50)	—	(0.99)	21.34	0.64	0.64	2.24	10	10.12	42
11/01/16	10/31/17	18.32	0.40	2.93	3.33	(0.41)	(0.94)	—	(1.35)	20.30	0.65	0.65	2.10	10	18.98	40
11/01/15	10/31/16	17.46	0.39	0.87	1.26	(0.40)	—	—	(0.40)	18.32	0.67	0.67	2.18	15	7.30	34
11/01/14	10/31/15	18.26	0.45	(0.71)	(0.26)	(0.39)	(0.13)	(0.02)	(0.54)	17.46	0.65	0.65	2.47	25	(1.46)	0
Class Y*
11/01/19	04/30/20	21.60	0.18	(2.17)	(1.99)	(0.19)	(0.66)	—	(0.85)	18.76	1.08	1.08	1.74	20	(9.57)	0
11/01/18	10/31/19	21.35	0.38	1.74	2.12	(0.37)	(1.50)	—	(1.87)	21.60	1.10	1.07	1.82	25	11.35	0
11/20/17	10/31/18	20.48	0.28	1.49	1.77	(0.40)	(0.50)	—	(0.90)	21.35	1.25	1.43	1.35	10	8.74	0

Carillon Eagle Mid Cap Growth Fund
Class A*
11/01/19	04/30/20	63.14	(0.15)	(0.25)	(0.40)	—	(1.44)	—	(1.44)	61.30	1.05	1.05	(0.47)	12	(0.77)	659
11/01/18	10/31/19	56.19	(0.26)	8.71	8.45	—	(1.50)	—	(1.50)	63.14	1.05	1.05	(0.44)	32	15.81	719
11/01/17	10/31/18	56.41	(0.28)	3.06	2.78	—	(3.00)	—	(3.00)	56.19	1.05	1.05	(0.46)	44	4.75	688
11/01/16	10/31/17	42.29	(0.26)	14.38	14.12	—	—	—	—	56.41	1.12	1.12	(0.53)	44	33.39	459
11/01/15	10/31/16	43.39	(0.17)	(0.23)	(0.40)	—	(0.70)	—	(0.70)	42.29	1.17	1.17	(0.40)	34	(0.87)	320
11/01/14	10/31/15	45.68	(0.26)	2.26	2.00	—	(4.29)	—	(4.29)	43.39	1.14	1.14	(0.59)	52	4.70	354
Class C*
11/01/19	04/30/20	49.40	(0.28)	(0.19)	(0.47)	—	(1.44)	—	(1.44)	47.49	1.75	1.75	(1.16)	12	(1.13)	122
11/01/18	10/31/19	44.61	(0.52)	6.81	6.29	—	(1.50)	—	(1.50)	49.40	1.74	1.74	(1.12)	32	15.05	136
11/01/17	10/31/18	45.67	(0.55)	2.49	1.94	—	(3.00)	—	(3.00)	44.61	1.74	1.74	(1.14)	44	4.00	147
11/01/16	10/31/17	34.48	(0.50)	11.69	11.19	—	—	—	—	45.67	1.84	1.84	(1.24)	44	32.45	146
11/01/15	10/31/16	35.76	(0.38)	(0.20)	(0.58)	—	(0.70)	—	(0.70)	34.48	1.88	1.88	(1.11)	34	(1.58)	112
11/01/14	10/31/15	38.65	(0.48)	1.88	1.40	—	(4.29)	—	(4.29)	35.76	1.87	1.88	(1.32)	52	3.92	117
Class I*
11/01/19	04/30/20	67.06	(0.05)	(0.29)	(0.34)	—	(1.44)	—	(1.44)	65.28	0.73	0.73	(0.15)	12	(0.63)	1,261
11/01/18	10/31/19	59.38	(0.08)	9.26	9.18	—	(1.50)	—	(1.50)	67.06	0.74	0.74	(0.12)	32	16.20	1,319
11/01/17	10/31/18	59.29	(0.10)	3.19	3.09	—	(3.00)	—	(3.00)	59.38	0.75	0.75	(0.16)	44	5.05	1,134
11/01/16	10/31/17	44.30	(0.11)	15.10	14.99	— (d)	—	—	— (d)	59.29	0.78	0.78	(0.21)	44	33.84	763
11/01/15	10/31/16	45.26	(0.02)	(0.24)	(0.26)	—	(0.70)	—	(0.70)	44.30	0.82	0.82	(0.06)	34	(0.52)	421
11/01/14	10/31/15	47.33	(0.13)	2.35	2.22	—	(4.29)	—	(4.29)	45.26	0.82	0.83	(0.28)	52	5.02	358
Class R-3*
11/01/19	04/30/20	60.92	(0.22)	(0.25)	(0.47)	—	(1.44)	—	(1.44)	59.01	1.32	1.32	(0.73)	12	(0.91)	36
11/01/18	10/31/19	54.42	(0.42)	8.42	8.00	—	(1.50)	—	(1.50)	60.92	1.34	1.34	(0.73)	32	15.49	45
11/01/17	10/31/18	54.88	(0.42)	2.96	2.54	—	(3.00)	—	(3.00)	54.42	1.32	1.32	(0.72)	44	4.43	35
11/01/16	10/31/17	41.25	(0.39)	14.02	13.63	—	—	—	—	54.88	1.38	1.38	(0.80)	44	33.04	32
11/01/15	10/31/16	42.46	(0.28)	(0.23)	(0.51)	—	(0.70)	—	(0.70)	41.25	1.46	1.46	(0.69)	34	(1.16)	21
11/01/14	10/31/15	44.90	(0.37)	2.22	1.85	—	(4.29)	—	(4.29)	42.46	1.41	1.42	(0.86)	52	4.42	24

38	The accompanying notes are an integral part of the financial statements

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions						Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income		From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Mid Cap Growth Fund (cont’d)
Class R-5*
11/01/19	04/30/20	$ 66.87	$(0.05)	$(0.29)	$(0.34)	$ —		$(1.44)	$ —	$(1.44)	$ 65.09	0.75	0.75	(0.16)	12	(0.63)	$ 676
11/01/18	10/31/19	59.22	(0.09)	9.24	9.15	—		(1.50)	—	(1.50)	66.87	0.75	0.75	(0.14)	32	16.19	758
11/01/17	10/31/18	59.14	(0.11)	3.19	3.08	—		(3.00)	—	(3.00)	59.22	0.75	0.75	(0.18)	44	5.04	648
11/01/16	10/31/17	44.19	(0.11)	15.06	14.95	—	(d)	—	—	— (d)	59.14	0.79	0.79	(0.22)	44	33.84	284
11/01/15	10/31/16	45.15	(0.03)	(0.23)	(0.26)	—		(0.70)	—	(0.70)	44.19	0.83	0.83	(0.06)	34	(0.52)	153
11/01/14	10/31/15	47.28	(0.13)	2.29	2.16	—		(4.29)	—	(4.29)	45.15	0.82	0.83	(0.28)	52	4.89	133
Class R-6*
11/01/19	04/30/20	67.58	(0.02)	(0.29)	(0.31)	—		(1.44)	—	(1.44)	65.83	0.64	0.64	(0.06)	12	(0.58)	2,633
11/01/18	10/31/19	59.78	(0.03)	9.33	9.30	—		(1.50)	—	(1.50)	67.58	0.65	0.65	(0.04)	32	16.30	2,695
11/01/17	10/31/18	59.62	(0.06)	3.22	3.16	—		(3.00)	—	(3.00)	59.78	0.66	0.66	(0.09)	44	5.14	1,636
11/01/16	10/31/17	44.51	(0.07)	15.19	15.12	(0.01)		—	—	(0.01)	59.62	0.69	0.69	(0.12)	44	33.97	692
11/01/15	10/31/16	45.43	0.02	(0.24)	(0.22)	—		(0.70)	—	(0.70)	44.51	0.72	0.72	0.04	34	(0.43)	346
11/01/14	10/31/15	47.44	(0.10)	2.38	2.28	—		(4.29)	—	(4.29)	45.43	0.73	0.74	(0.21)	52	5.15	190
Class Y*
11/01/19	04/30/20	66.60	(0.14)	(0.27)	(0.41)	—		(1.44)	—	(1.44)	64.75	1.00	1.00	(0.43)	12	(0.74)	4
11/01/18	10/31/19	59.14	(0.29)	9.25	8.96	—		(1.50)	—	(1.50)	66.60	1.01	1.01	(0.44)	32	15.89	4
11/20/17	10/31/18	60.71	(0.44)	1.87	1.43	—		(3.00)	—	(3.00)	59.14	1.13	1.13	(0.72)	44	2.18	0

Carillon Eagle Small Cap Growth Fund
Class A*
11/01/19	04/30/20	48.23	(0.17)	(1.75)	(1.92)	—		(3.27)	—	(3.27)	43.04	1.12	1.12	(0.72)	5	(4.83)	308
11/01/18	10/31/19	59.15	(0.32)	0.39	0.07	—		(10.99)	—	(10.99)	48.23	1.08	1.08	(0.65)	26	3.64	394
11/01/17	10/31/18	62.31	(0.40)	2.07	1.67	—		(4.83)	—	(4.83)	59.15	1.05	1.05	(0.63)	35	2.61	544
11/01/16	10/31/17	50.48	(0.27)	13.72	13.45	—		(1.62)	—	(1.62)	62.31	1.13	1.13	(0.47)	40	27.22	640
11/01/15	10/31/16	52.98	(0.33)	1.29	0.96	—		(3.46)	—	(3.46)	50.48	1.15	1.15	(0.66)	32	2.07	848
11/01/14	10/31/15	57.57	(0.33)	2.22	1.89	—		(6.48)	—	(6.48)	52.98	1.10	1.10	(0.60)	45	3.23	711
Class C*
11/01/19	04/30/20	31.93	(0.21)	(1.01)	(1.22)	—		(3.27)	—	(3.27)	27.44	1.79	1.79	(1.39)	5	(5.12)	51
11/01/18	10/31/19	43.65	(0.44)	(0.29)	(0.73)	—		(10.99)	—	(10.99)	31.93	1.76	1.76	(1.32)	26	2.92	68
11/01/17	10/31/18	47.51	(0.62)	1.59	0.97	—		(4.83)	—	(4.83)	43.65	1.75	1.75	(1.31)	35	1.89	111
11/01/16	10/31/17	39.10	(0.51)	10.54	10.03	—		(1.62)	—	(1.62)	47.51	1.82	1.82	(1.17)	40	26.37	169
11/01/15	10/31/16	42.10	(0.52)	0.98	0.46	—		(3.46)	—	(3.46)	39.10	1.85	1.85	(1.36)	32	1.37	166
11/01/14	10/31/15	47.33	(0.59)	1.84	1.25	—		(6.48)	—	(6.48)	42.10	1.82	1.82	(1.32)	45	2.49	186
Class I*
11/01/19	04/30/20	51.64	(0.10)	(1.91)	(2.01)	—		(3.27)	—	(3.27)	46.36	0.80	0.80	(0.41)	5	(4.68)	751
11/01/18	10/31/19	62.28	(0.17)	0.52	0.35	—		(10.99)	—	(10.99)	51.64	0.76	0.76	(0.33)	26	3.96	1,040
11/01/17	10/31/18	65.18	(0.22)	2.15	1.93	—		(4.83)	—	(4.83)	62.28	0.75	0.75	(0.33)	35	2.91	1,369
11/01/16	10/31/17	52.55	(0.08)	14.33	14.25	—		(1.62)	—	(1.62)	65.18	0.78	0.78	(0.13)	40	27.68	1,691
11/01/15	10/31/16	54.84	(0.16)	1.33	1.17	—		(3.46)	—	(3.46)	52.55	0.81	0.81	(0.32)	32	2.40	1,374
11/01/14	10/31/15	59.19	(0.16)	2.29	2.13	—		(6.48)	—	(6.48)	54.84	0.78	0.78	(0.28)	45	3.58	1,757
Class R-3*
11/01/19	04/30/20	46.02	(0.21)	(1.65)	(1.86)	—		(3.27)	—	(3.27)	40.89	1.34	1.34	(0.95)	5	(4.93)	53
11/01/18	10/31/19	57.14	(0.43)	0.30	(0.13)	—		(10.99)	—	(10.99)	46.02	1.34	1.34	(0.90)	26	3.37	66
11/01/17	10/31/18	60.51	(0.55)	2.01	1.46	—		(4.83)	—	(4.83)	57.14	1.32	1.32	(0.90)	35	2.32	85
11/01/16	10/31/17	49.18	(0.40)	13.35	12.95	—		(1.62)	—	(1.62)	60.51	1.38	1.38	(0.73)	40	26.92	98
11/01/15	10/31/16	51.82	(0.43)	1.25	0.82	—		(3.46)	—	(3.46)	49.18	1.39	1.39	(0.90)	32	1.83	94
11/01/14	10/31/15	56.59	(0.48)	2.19	1.71	—		(6.48)	—	(6.48)	51.82	1.38	1.38	(0.88)	45	2.94	119
Class R-5*
11/01/19	04/30/20	51.92	(0.10)	(1.91)	(2.01)	—		(3.27)	—	(3.27)	46.64	0.78	0.78	(0.38)	5	(4.65)	210
11/01/18	10/31/19	62.56	(0.18)	0.53	0.35	—		(10.99)	—	(10.99)	51.92	0.77	0.77	(0.34)	26	3.94	362
11/01/17	10/31/18	65.45	(0.22)	2.16	1.94	—		(4.83)	—	(4.83)	62.56	0.75	0.75	(0.33)	35	2.92	441
11/01/16	10/31/17	52.75	(0.07)	14.39	14.32	—		(1.62)	—	(1.62)	65.45	0.77	0.77	(0.11)	40	27.71	469
11/01/15	10/31/16	55.02	(0.15)	1.34	1.19	—		(3.46)	—	(3.46)	52.75	0.78	0.78	(0.30)	32	2.43	444
11/01/14	10/31/15	59.37	(0.15)	2.28	2.13	—		(6.48)	—	(6.48)	55.02	0.75	0.75	(0.25)	45	3.57	418

The accompanying notes are an integral part of the financial statements	39

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Small Cap Growth Fund (cont’d)
Class R-6*
11/01/19	04/30/20	$ 52.56	$(0.07)	$(1.94)	$(2.01)	$ —	$(3.27)	$ —	$(3.27)	$ 47.28	0.66	0.66	(0.27)	5	(4.59)	$ 1,519
11/01/18	10/31/19	63.11	(0.12)	0.56	0.44	—	(10.99)	—	(10.99)	52.56	0.65	0.65	(0.23)	26	4.07	2,186
11/01/17	10/31/18	65.92	(0.16)	2.18	2.02	—	(4.83)	—	(4.83)	63.11	0.65	0.65	(0.24)	35	3.02	2,141
11/01/16	10/31/17	53.06	(0.04)	14.52	14.48	—	(1.62)	—	(1.62)	65.92	0.66	0.66	(0.06)	40	27.86	2,005
11/01/15	10/31/16	55.27	(0.10)	1.35	1.25	—	(3.46)	—	(3.46)	53.06	0.67	0.67	(0.19)	32	2.53	1,139
11/01/14	10/31/15	59.55	(0.10)	2.30	2.20	—	(6.48)	—	(6.48)	55.27	0.66	0.66	(0.17)	45	3.68	737
Class Y*
11/01/19	04/30/20	51.16	(0.21)	(1.88)	(2.09)	—	(3.27)	—	(3.27)	45.80	1.25	1.60	(0.86)	5	(4.88)	0
11/01/18	10/31/19	62.03	(0.33)	0.45	0.12	—	(10.99)	—	(10.99)	51.16	1.17	1.37	(0.61)	26	3.53	0
11/20/17	10/31/18	65.89	(0.50)	1.47	0.97	—	(4.83)	—	(4.83)	62.03	1.12	1.12	(0.77)	35	1.40	0

Carillon Scout International Fund
Class A*
11/01/19	04/30/20	18.93	0.13	(3.12)	(2.99)	(0.39)	(1.05)	—	(1.44)	14.50	1.45	1.49	1.53	11	(17.50)	1
11/01/18	10/31/19	19.02	0.35	1.50	1.85	(0.66)	(1.28)	—	(1.94)	18.93	1.44	1.51	1.97	20	11.82	1
11/20/17	10/31/18	25.05	0.21	(2.26)	(2.05)	(0.22)	(3.76)	—	(3.98)	19.02	1.31	1.31	1.05	13	(9.90)	0
Class C*
11/01/19	04/30/20	18.83	0.07	(3.12)	(3.05)	(0.29)	(1.05)	—	(1.34)	14.44	2.20	2.24	0.82	11	(17.80)	0
11/01/18	10/31/19	18.89	0.20	1.52	1.72	(0.50)	(1.28)	—	(1.78)	18.83	2.19	2.21	1.15	20	10.99	0
11/20/17	10/31/18	25.05	0.18	(2.38)	(2.20)	(0.20)	(3.76)	—	(3.96)	18.89	2.20	2.23	0.87	13	(10.59)	0
Class I*
11/01/19	04/30/20	19.06	0.16	(3.15)	(2.99)	(0.44)	(1.05)	—	(1.49)	14.58	1.15	1.16	1.82	11	(17.41)	512
11/01/18	10/31/19	19.07	0.37	1.56	1.93	(0.66)	(1.28)	—	(1.94)	19.06	1.10	1.10	2.05	20	12.24	711
11/01/17	10/31/18	25.18	0.38	(2.51)	(2.13)	(0.22)	(3.76)	—	(3.98)	19.07	1.06	1.06	1.73	13	(10.12)	821
07/01/17	10/31/17	23.21	0.07	1.90	1.97	—	—	—	—	25.18	1.08	1.08	0.81	7	8.49	1,161
07/01/16	06/30/17	23.10	0.37	3.50	3.87	(0.42)	(3.34)	—	(3.76)	23.21	1.06	1.06	1.61	20	18.80	1,186
07/01/15	06/30/16	33.69	0.56	(3.41)	(2.85)	(0.59)	(7.15)	—	(7.74)	23.10	1.05	1.05	1.38	23	(7.89)	1,484
07/01/14	06/30/15	37.81	0.65	(1.59)	(0.94)	(0.60)	(2.58)	—	(3.18)	33.69	1.02	1.02	1.48	17	(2.22)	4,775
Class R-3*
11/01/19	04/30/20	18.99	0.11	(3.14)	(3.03)	(0.34)	(1.05)	—	(1.39)	14.57	1.70	2.18	1.31	11	(17.60)	0
11/01/18	10/31/19	18.97	0.26	1.56	1.82	(0.52)	(1.28)	—	(1.80)	18.99	1.70	2.18	1.48	20	11.53	0
11/20/17	10/31/18	25.05	0.23	(2.33)	(2.10)	(0.22)	(3.76)	—	(3.98)	18.97	1.70	2.16	1.14	13	(10.16)	0
Class R-5*
11/01/19	04/30/20	19.05	0.16	(3.14)	(2.98)	(0.44)	(1.05)	—	(1.49)	14.58	1.15	1.67	1.86	11	(17.39)	0
11/01/18	10/31/19	19.06	0.36	1.55	1.91	(0.64)	(1.28)	—	(1.92)	19.05	1.15	1.68	2.03	20	12.10	0
11/20/17	10/31/18	25.05	0.34	(2.34)	(2.00)	(0.23)	(3.76)	—	(3.99)	19.06	1.15	1.66	1.69	13	(9.68)	0
Class R-6*
11/01/19	04/30/20	19.04	0.18	(3.15)	(2.97)	(0.46)	(1.05)	—	(1.51)	14.56	1.05	1.06	2.08	11	(17.34)	4
11/01/18	10/31/19	19.08	0.39	1.54	1.93	(0.69)	(1.28)	—	(1.97)	19.04	1.02	1.02	2.20	20	12.27	3
11/20/17	10/31/18	25.05	0.32	(2.30)	(1.98)	(0.23)	(3.76)	—	(3.99)	19.08	0.99	0.99	1.60	13	(9.59)	3
Class Y*
11/01/19	04/30/20	19.01	0.13	(3.14)	(3.01)	(0.39)	(1.05)	—	(1.44)	14.56	1.45	2.13	1.57	11	(17.54)	0
11/01/18	10/31/19	19.01	0.31	1.55	1.86	(0.58)	(1.28)	—	(1.86)	19.01	1.45	2.19	1.73	20	11.79	0
11/20/17	10/31/18	25.05	0.28	(2.34)	(2.06)	(0.22)	(3.76)	—	(3.98)	19.01	1.45	2.16	1.39	13	(9.94)	0

Carillon Scout Mid Cap Fund
Class A*
11/01/19	04/30/20	18.38	0.04	(2.19)	(2.15)	(0.10)	(0.01)	—	(0.11)	16.12	1.21	1.21	0.41	77	(11.79)	17
11/01/18	10/31/19	18.37	0.09	1.20	1.29	(0.09)	(1.19)	—	(1.28)	18.38	1.20	1.20	0.50	170	8.31	21
11/20/17	10/31/18	20.18	0.05	(0.30)	(0.25)	(0.02)	(1.54)	—	(1.56)	18.37	1.19	1.19	0.28	106	(1.51)	7
Class C*
11/01/19	04/30/20	18.17	(0.03)	(2.17)	(2.20)	—	(0.01)	—	(0.01)	15.96	2.00	2.00	(0.37)	77	(12.10)	16
11/01/18	10/31/19	18.26	(0.05)	1.18	1.13	(0.03)	(1.19)	—	(1.22)	18.17	1.99	1.99	(0.28)	170	7.34	20
11/20/17	10/31/18	20.18	(0.09)	(0.28)	(0.37)	(0.01)	(1.54)	—	(1.55)	18.26	1.94	1.94	(0.47)	106	(2.16)	9

40	The accompanying notes are an integral part of the financial statements

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Scout Mid Cap Fund (cont’d)
Class I*
11/01/19	04/30/20	$ 18.46	$ 0.06	$(2.19)	$(2.13)	$(0.13)	$(0.01)	$ —	$(0.14)	$ 16.19	0.99	0.99	0.64	77	(11.64)	$ 2,080
11/01/18	10/31/19	18.41	0.13	1.20	1.33	(0.09)	(1.19)	—	(1.28)	18.46	0.98	0.98	0.75	170	8.48	2,685
11/01/17	10/31/18	19.77	0.08	0.12	0.20	(0.02)	(1.54)	—	(1.56)	18.41	0.97	0.97	0.40	106	0.74	2,420
07/01/17	10/31/17	18.11	— (d)	1.66	1.66	—	—	—	—	19.77	1.01	1.01	0.03	20	9.17	1,675
07/01/16	06/30/17	15.06	0.07	3.35	3.42	(0.07)	(0.30)	—	(0.37)	18.11	1.03	1.03	0.43	87	22.93	1,437
07/01/15	06/30/16	16.02	0.21	0.13	0.34	(0.17)	(1.13)	—	(1.30)	15.06	1.04	1.04	1.34	161	2.69	1,292
07/01/14	06/30/15	18.79	0.03	0.30	0.33	(0.02)	(3.08)	—	(3.10)	16.02	1.04	1.04	0.17	158	2.42	1,585
Class R-3*
11/01/19	04/30/20	18.29	0.01	(2.17)	(2.16)	(0.06)	(0.01)	—	(0.07)	16.06	1.51	1.51	0.11	77	(11.87)	2
11/01/18	10/31/19	18.32	0.03	1.19	1.22	(0.06)	(1.19)	—	(1.25)	18.29	1.56	1.56	0.16	170	7.87	3
11/20/17	10/31/18	20.18	0.01	(0.32)	(0.31)	(0.01)	(1.54)	—	(1.55)	18.32	1.44	1.44	0.04	106	(1.83)	2
Class R-5*
11/01/19	04/30/20	18.37	0.06	(2.18)	(2.12)	(0.14)	(0.01)	—	(0.15)	16.10	0.94	0.94	0.68	77	(11.62)	2
11/01/18	10/31/19	18.35	0.13	1.19	1.32	(0.11)	(1.19)	—	(1.30)	18.37	1.00	1.00	0.72	170	8.47	2
11/20/17	10/31/18	20.18	0.10	(0.36)	(0.26)	(0.03)	(1.54)	—	(1.57)	18.35	0.99	0.99	0.53	106	(1.62)	1
Class R-6*
11/01/19	04/30/20	18.45	0.06	(2.18)	(2.12)	(0.15)	(0.01)	—	(0.16)	16.17	0.88	0.88	0.73	77	(11.61)	96
11/01/18	10/31/19	18.41	0.15	1.19	1.34	(0.11)	(1.19)	—	(1.30)	18.45	0.88	0.88	0.82	170	8.60	108
11/20/17	10/31/18	20.18	0.12	(0.32)	(0.20)	(0.03)	(1.54)	—	(1.57)	18.41	0.90	0.90	0.62	106	(1.29)	34
Class Y*
11/01/19	04/30/20	18.36	0.03	(2.19)	(2.16)	(0.08)	(0.01)	—	(0.09)	16.11	1.28	1.28	0.35	77	(11.81)	19
11/01/18	10/31/19	18.37	0.08	1.20	1.28	(0.10)	(1.19)	—	(1.29)	18.36	1.26	1.26	0.45	170	8.20	24
11/20/17	10/31/18	20.18	0.07	(0.32)	(0.25)	(0.02)	(1.54)	—	(1.56)	18.37	1.19	1.19	0.36	106	(1.51)	2

Carillon Scout Small Cap Fund
Class A*
11/01/19	04/30/20	28.20	(0.06)	(2.65)	(2.71)	—	(1.10)	—	(1.10)	24.39	1.21	1.21	(0.45)	8	(10.14)	10
11/01/18	10/31/19	27.10	(0.07)	1.23	1.16	—	(0.06)	—	(0.06)	28.20	1.16	1.16	(0.27)	21	4.30	13
11/20/17	10/31/18	29.63	(0.26)	2.68	2.42	—	(4.95)	—	(4.95)	27.10	1.23	1.23	(0.95)	22	8.00	12
Class C*
11/01/19	04/30/20	27.78	(0.16)	(2.61)	(2.77)	—	(1.10)	—	(1.10)	23.91	2.00	2.00	(1.24)	8	(10.52)	5
11/01/18	10/31/19	26.89	(0.25)	1.20	0.95	—	(0.06)	—	(0.06)	27.78	1.92	1.92	(0.92)	21	3.55	8
11/20/17	10/31/18	29.63	(0.47)	2.68	2.21	—	(4.95)	—	(4.95)	26.89	1.97	1.97	(1.69)	22	7.21	14
Class I*
11/01/19	04/30/20	28.34	(0.03)	(2.67)	(2.70)	—	(1.10)	—	(1.10)	24.54	0.95	0.96	(0.19)	8	(10.05)	238
11/01/18	10/31/19	27.17	(0.02)	1.25	1.23	—	(0.06)	—	(0.06)	28.34	0.95	0.94	(0.06)	21	4.55	297
11/01/17	10/31/18	29.33	(0.14)	2.93	2.79	—	(4.95)	—	(4.95)	27.17	0.95	0.97	(0.49)	22	9.36	287
07/01/17	10/31/17	26.81	(0.04)	2.56	2.52	—	—	—	—	29.33	1.03	1.03	(0.45)	6	9.40	271
07/01/16	06/30/17	21.45	(0.09)	6.52	6.43	—	(1.07)	—	(1.07)	26.81	1.04	1.04	(0.39)	25	30.70	242
07/01/15	06/30/16	26.61	(0.07)	(1.55)	(1.62)	—	(3.54)	—	(3.54)	21.45	1.13	1.13	(0.32)	16	(6.01)	198
07/01/14	06/30/15	24.49	(0.07)	2.37	2.30	—	(0.18)	—	(0.18)	26.61	1.12	1.12	(0.27)	22	9.44	249
Class R-3*
11/01/19	04/30/20	28.03	(0.09)	(2.64)	(2.73)	—	(1.10)	—	(1.10)	24.20	1.50	1.72	(0.71)	8	(10.28)	0
11/01/18	10/31/19	27.02	(0.16)	1.23	1.07	—	(0.06)	—	(0.06)	28.03	1.50	1.55	(0.56)	21	3.98	0
11/20/17	10/31/18	29.63	(0.33)	2.67	2.34	—	(4.95)	—	(4.95)	27.02	1.50	1.67	(1.20)	22	7.70	0
Class R-5*
11/01/19	04/30/20	28.34	(0.03)	(2.67)	(2.70)	—	(1.10)	—	(1.10)	24.54	0.95	1.05	(0.20)	8	(10.05)	0
11/01/18	10/31/19	27.17	(0.02)	1.25	1.23	—	(0.06)	—	(0.06)	28.34	0.95	0.99	(0.07)	21	4.55	0
11/20/17	10/31/18	29.63	(0.17)	2.66	2.49	—	(4.95)	—	(4.95)	27.17	0.95	1.32	(0.60)	22	8.26	0
Class R-6*
11/01/19	04/30/20	28.41	(0.02)	(2.68)	(2.70)	—	(1.10)	—	(1.10)	24.61	0.85	0.86	(0.12)	8	(10.03)	8
11/01/18	10/31/19	27.20	— (d)	1.27	1.27	—	(0.06)	—	(0.06)	28.41	0.84	0.84	0.01	21	4.69	6
11/20/17	10/31/18	29.63	(0.13)	2.65	2.52	—	(4.95)	—	(4.95)	27.20	0.85	0.86	(0.47)	22	8.37	5

The accompanying notes are an integral part of the financial statements	41

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Scout Small Cap Fund (cont’d)
Class Y*
11/01/19	04/30/20	$ 28.17	$(0.07)	$(2.65)	$(2.72)	$ —	$(1.10)	$ —	$(1.10)	$ 24.35	1.25	1.27	(0.54)	8	(10.19)	$ 0
11/01/18	10/31/19	27.09	(0.10)	1.24	1.14	—	(0.06)	—	(0.06)	28.17	1.25	1.23	(0.36)	21	4.23	0
11/20/17	10/31/18	29.63	(0.24)	2.65	2.41	—	(4.95)	—	(4.95)	27.09	1.25	1.59	(0.87)	22	7.96	0

Carillon Reams Core Bond Fund
Class A*
11/01/19	04/30/20	12.02	0.09	0.97	1.06	(0.11)	(0.24)	—	(0.35)	12.73	0.80	1.15	1.50	314	9.02	1
11/01/18	10/31/19	11.03	0.22	0.99	1.21	(0.22)	—	—	(0.22)	12.02	0.80	1.20	1.85	409	11.12	1
11/20/17	10/31/18	11.42	0.20	(0.40)	(0.20)	(0.19)	—	—	(0.19)	11.03	0.80	1.16	1.88	278	(1.78)	1
Class C*
11/01/19	04/30/20	12.01	0.04	0.97	1.01	(0.06)	(0.24)	—	(0.30)	12.72	1.55	1.93	0.73	314	8.61	1
11/01/18	10/31/19	11.02	0.13	0.99	1.12	(0.13)	—	—	(0.13)	12.01	1.55	2.00	1.09	409	10.25	1
11/20/17	10/31/18	11.42	0.12	(0.40)	(0.28)	(0.12)	—	—	(0.12)	11.02	1.55	1.99	1.11	278	(2.43)	0
Class I*
11/01/19	04/30/20	12.04	0.11	0.96	1.07	(0.13)	(0.24)	—	(0.37)	12.74	0.40	0.93	1.89	314	9.13	184
11/01/18	10/31/19	11.04	0.26	1.01	1.27	(0.27)	—	—	(0.27)	12.04	0.40	0.98	2.28	409	11.64	105
11/01/17	10/31/18	11.40	0.24	(0.38)	(0.14)	(0.22)	—	—	(0.22)	11.04	0.40	0.87	2.12	278	(1.23)	105
07/01/17	10/31/17	11.37	0.07	0.03	0.10	(0.07)	—	—	(0.07)	11.40	0.40	0.69	1.65	126	0.85	141
07/01/16	06/30/17	11.90	0.15	(0.24)	(0.09)	(0.19)	(0.25)	—	(0.44)	11.37	0.40	0.66	1.30	390	(0.71)	166
07/01/15	06/30/16	11.42	0.18	0.49	0.67	(0.19)	—	—	(0.19)	11.90	0.40	0.62	1.62	453	6.00	204
07/01/14	06/30/15	11.50	0.14	(0.07)	0.07	(0.15)	—	—	(0.15)	11.42	0.40	0.61	1.21	158	0.61	210
Class R-3*
11/01/19	04/30/20	12.03	0.07	0.97	1.04	(0.09)	(0.24)	—	(0.33)	12.74	1.05	1.89	1.24	314	8.87	0
11/01/18	10/31/19	11.04	0.19	0.99	1.18	(0.19)	—	—	(0.19)	12.03	1.05	1.97	1.61	409	10.82	0
11/20/17	10/31/18	11.42	0.16	(0.38)	(0.22)	(0.16)	—	—	(0.16)	11.04	1.05	2.02	1.51	278	(1.96)	0
Class R-5*
11/01/19	04/30/20	12.04	0.11	0.95	1.06	(0.12)	(0.24)	—	(0.36)	12.74	0.50	1.38	1.79	314	9.07	0
11/01/18	10/31/19	11.05	0.25	1.00	1.25	(0.26)	—	—	(0.26)	12.04	0.50	1.46	2.17	409	11.42	0
11/20/17	10/31/18	11.42	0.22	(0.38)	(0.16)	(0.21)	—	—	(0.21)	11.05	0.50	1.52	2.06	278	(1.40)	0
Class R-6*
11/01/19	04/30/20	12.04	0.11	0.96	1.07	(0.13)	(0.24)	—	(0.37)	12.74	0.40	1.41	1.89	314	9.13	0
11/01/18	10/31/19	11.05	0.26	1.00	1.26	(0.27)	—	—	(0.27)	12.04	0.40	1.46	2.26	409	11.53	0
11/20/17	10/31/18	11.42	0.23	(0.38)	(0.15)	(0.22)	—	—	(0.22)	11.05	0.40	1.52	2.16	278	(1.32)	0
Class Y*
11/01/19	04/30/20	12.03	0.09	0.97	1.06	(0.11)	(0.24)	—	(0.35)	12.74	0.80	1.21	1.53	314	9.00	5
11/01/18	10/31/19	11.04	0.22	0.99	1.21	(0.22)	—	—	(0.22)	12.03	0.80	1.26	1.89	409	11.09	1
11/01/17	10/31/18	11.40	0.19	(0.37)	(0.18)	(0.18)	—	—	(0.18)	11.04	0.80	1.19	1.71	278	(1.60)	2
07/01/17	10/31/17	11.37	0.05	0.03	0.08	(0.05)	—	—	(0.05)	11.40	0.80	1.00	1.25	126	0.71	3
07/01/16	06/30/17	11.90	0.10	(0.24)	(0.14)	(0.14)	(0.25)	—	(0.39)	11.37	0.79	0.97	0.91	390	(1.09)	3
07/01/15	06/30/16	11.42	0.15	0.49	0.64	(0.16)	—	—	(0.16)	11.90	0.75	0.97	1.27	453	5.63	4
07/01/14	06/30/15	11.50	0.10	(0.07)	0.03	(0.11)	—	—	(0.11)	11.42	0.76	0.97	0.85	158	0.24	4

Carillon Reams Core Plus Bond Fund
Class A*
11/01/19	04/30/20	33.43	0.27	2.29	2.56	(0.37)	(0.61)	—	(0.98)	35.01	0.80	0.96	1.62	295	7.92	1
11/01/18	10/31/19	30.44	0.58	3.01	3.59	(0.60)	—	—	(0.60)	33.43	0.80	0.98	1.79	413	11.89	0
11/20/17	10/31/18	31.76	0.54	(1.36)	(0.82)	(0.50)	—	—	(0.50)	30.44	0.80	0.97	1.85	292	(2.60)	0
Class C*
11/01/19	04/30/20	33.38	0.14	2.36	2.50	(0.23)	(0.61)	—	(0.84)	35.04	1.55	1.79	0.84	295	7.70	1
11/01/18	10/31/19	30.41	0.34	3.00	3.34	(0.37)	—	—	(0.37)	33.38	1.55	1.78	1.05	413	11.06	0
11/20/17	10/31/18	31.76	0.32	(1.36)	(1.04)	(0.31)	—	—	(0.31)	30.41	1.55	1.85	1.09	292	(3.31)	0

42	The accompanying notes are an integral part of the financial statements

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Core Plus Bond Fund (cont’d)
Class I*
11/01/19	04/30/20	$ 33.45	$ 0.33	$ 2.36	$ 2.69	$(0.44)	$(0.61)	$ —	$(1.05)	$ 35.09	0.40	0.66	1.98	295	8.31	$ 644
11/01/18	10/31/19	30.46	0.72	2.99	3.71	(0.72)	—	—	(0.72)	33.45	0.40	0.66	2.23	413	12.32	635
11/01/17	10/31/18	31.74	0.66	(1.34)	(0.68)	(0.60)	—	—	(0.60)	30.46	0.40	0.60	2.11	292	(2.17)	607
07/01/17	10/31/17	31.64	0.16	0.11	0.27	(0.16)	—	(0.01)	(0.17)	31.74	0.40	0.58	1.53	123	0.85	741
07/01/16	06/30/17	32.98	0.42	(0.51)	(0.09)	(0.52)	(0.73)	—	(1.25)	31.64	0.40	0.59	1.32	433	(0.18)	784
07/01/15	06/30/16	32.27	0.60	1.14	1.74	(0.56)	(0.47)	—	(1.03)	32.98	0.40	0.55	1.87	480	5.53	844
07/01/14	06/30/15	32.30	0.39	(0.01)	0.38	(0.38)	(0.03)	—	(0.41)	32.27	0.40	0.56	1.22	187	1.19	638
Class R-3*
11/01/19	04/30/20	33.43	0.22	2.36	2.58	(0.33)	(0.61)	—	(0.94)	35.07	1.05	1.62	1.34	295	7.96	0
11/01/18	10/31/19	30.44	0.50	3.00	3.50	(0.51)	—	—	(0.51)	33.43	1.05	1.68	1.57	413	11.60	0
11/20/17	10/31/18	31.76	0.45	(1.34)	(0.89)	(0.43)	—	—	(0.43)	30.44	1.05	1.77	1.51	292	(2.84)	0
Class R-5*
11/01/19	04/30/20	33.45	0.31	2.36	2.67	(0.42)	(0.61)	—	(1.03)	35.09	0.50	1.10	1.89	295	8.25	0
11/01/18	10/31/19	30.46	0.68	3.00	3.68	(0.69)	—	—	(0.69)	33.45	0.50	1.18	2.12	413	12.20	0
11/20/17	10/31/18	31.76	0.61	(1.34)	(0.73)	(0.57)	—	—	(0.57)	30.46	0.50	1.27	2.07	292	(2.31)	0
Class R-6*
11/01/19	04/30/20	33.45	0.33	2.36	2.69	(0.44)	(0.61)	—	(1.05)	35.09	0.40	1.10	1.99	295	8.31	0
11/01/18	10/31/19	30.46	0.71	3.00	3.71	(0.72)	—	—	(0.72)	33.45	0.40	1.18	2.22	413	12.32	0
11/20/17	10/31/18	31.76	0.64	(1.34)	(0.70)	(0.60)	—	—	(0.60)	30.46	0.40	1.27	2.17	292	(2.23)	0
Class Y*
11/01/19	04/30/20	33.43	0.27	2.34	2.61	(0.37)	(0.61)	—	(0.98)	35.06	0.80	0.98	1.60	295	8.06	32
11/01/18	10/31/19	30.44	0.59	2.99	3.58	(0.59)	—	—	(0.59)	33.43	0.80	0.97	1.84	413	11.87	14
11/01/17	10/31/18	31.73	0.53	(1.34)	(0.81)	(0.48)	—	—	(0.48)	30.44	0.80	0.96	1.70	292	(2.56)	17
07/01/17	10/31/17	31.63	0.12	0.10	0.22	(0.11)	—	(0.01)	(0.12)	31.73	0.80	0.93	1.13	123	0.71	28
07/01/16	06/30/17	32.97	0.30	(0.51)	(0.21)	(0.39)	(0.74)	—	(1.13)	31.63	0.78	0.91	0.94	433	(0.57)	30
07/01/15	06/30/16	32.27	0.48	1.14	1.62	(0.45)	(0.47)	—	(0.92)	32.97	0.74	0.89	1.53	480	5.16	82
07/01/14	06/30/15	32.29	0.26	(0.01)	0.25	(0.24)	(0.03)	—	(0.27)	32.27	0.80	0.96	0.82	187	0.79	57

Carillon Reams Unconstrained Bond Fund
Class A*
11/01/19	04/30/20	12.13	0.10	0.15	0.25	(0.16)	—	—	(0.16)	12.22	0.80	1.09	1.63	354	2.06	1
11/01/18	10/31/19	11.45	0.21	0.69	0.90	(0.22)	—	—	(0.22)	12.13	0.80	1.14	1.74	289	7.92	0
11/20/17	10/31/18	11.83	0.21	(0.41)	(0.20)	(0.18)	—	—	(0.18)	11.45	0.80	1.20	1.85	139	(1.71)	0
Class C*
11/01/19	04/30/20	12.10	0.05	0.16	0.21	(0.10)	—	—	(0.10)	12.21	1.55	1.90	0.86	354	1.79	0
11/01/18	10/31/19	11.42	0.11	0.71	0.82	(0.14)	—	—	(0.14)	12.10	1.55	1.96	0.92	289	7.19	0
11/20/17	10/31/18	11.83	0.11	(0.41)	(0.30)	(0.11)	—	—	(0.11)	11.42	1.55	2.42	0.99	139	(2.55)	0
Class I*
11/01/19	04/30/20	12.12	0.11	0.16	0.27	(0.17)	—	—	(0.17)	12.22	0.50	0.86	1.87	354	2.28	736
11/01/18	10/31/19	11.43	0.24	0.70	0.94	(0.25)	—	—	(0.25)	12.12	0.50	0.85	2.07	289	8.31	907
11/01/17	10/31/18	11.85	0.22	(0.43)	(0.21)	(0.21)	—	—	(0.21)	11.43	0.50	0.83	1.90	139	(1.79)	1,183
07/01/17	10/31/17	11.83	0.04	0.02	0.06	(0.04)	—	—	(0.04)	11.85	0.50	0.80	1.00	83	0.48	1,521
07/01/16	06/30/17	11.70	0.10	0.15	0.25	(0.12)	—	—	(0.12)	11.83	0.50	0.80	0.86	370	2.15	1,475
07/01/15	06/30/16	11.32	0.21	0.27	0.48	(0.10)	—	—	(0.10)	11.70	0.50	0.82	1.88	615	4.28	1,281
07/01/14	06/30/15	11.65	0.08	(0.29)	(0.21)	(0.12)	—	—	(0.12)	11.32	0.50	0.81	0.79	116	(1.77)	1,477
Class R-3*
11/01/19	04/30/20	12.11	0.08	0.17	0.25	(0.14)	—	—	(0.14)	12.22	1.05	1.82	1.34	354	2.08	0
11/01/18	10/31/19	11.43	0.18	0.69	0.87	(0.19)	—	—	(0.19)	12.11	1.05	1.80	1.51	289	7.63	0
11/20/17	10/31/18	11.83	0.15	(0.39)	(0.24)	(0.16)	—	—	(0.16)	11.43	1.05	2.25	1.40	139	(2.09)	0
Class R-5*
11/01/19	04/30/20	12.12	0.11	0.16	0.27	(0.17)	—	—	(0.17)	12.22	0.50	1.32	1.89	354	2.28	0
11/01/18	10/31/19	11.43	0.24	0.70	0.94	(0.25)	—	—	(0.25)	12.12	0.50	1.37	2.06	289	8.31	0
11/20/17	10/31/18	11.83	0.21	(0.40)	(0.19)	(0.21)	—	—	(0.21)	11.43	0.50	1.45	1.95	139	(1.62)	0

The accompanying notes are an integral part of the financial statements	43

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Unconstrained Bond Fund (cont’d)
Class R-6*
11/01/19	04/30/20	$ 12.12	$ 0.12	$ 0.16	$ 0.28	$(0.18)	$ —	$ —	$(0.18)	$ 12.22	0.40	0.75	2.00	354	2.33	$ 37
11/01/18	10/31/19	11.43	0.26	0.69	0.95	(0.26)	—	—	(0.26)	12.12	0.40	0.76	2.17	289	8.42	34
11/20/17	10/31/18	11.83	0.25	(0.43)	(0.18)	(0.22)	—	—	(0.22)	11.43	0.40	0.76	2.32	139	(1.53)	29
Class Y*
11/01/19	04/30/20	12.18	0.09	0.16	0.25	(0.15)	—	—	(0.15)	12.28	0.80	1.26	1.58	354	2.11	21
11/01/18	10/31/19	11.49	0.21	0.69	0.90	(0.21)	—	—	(0.21)	12.18	0.80	1.15	1.77	289	7.93	23
11/01/17	10/31/18	11.90	0.18	(0.41)	(0.23)	(0.18)	—	—	(0.18)	11.49	0.80	1.14	1.58	139	(1.97)	37
07/01/17	10/31/17	11.88	0.03	0.02	0.05	(0.03)	—	—	(0.03)	11.90	0.80	1.07	0.69	83	0.38	71
07/01/16	06/30/17	11.75	0.07	0.14	0.21	(0.08)	—	—	(0.08)	11.88	0.80	1.09	0.56	370	1.78	99
07/01/15	06/30/16	11.30	0.13	0.32	0.45	—	—	—	—	11.75	0.79	1.11	1.59	615	3.98	92
07/01/14	06/30/15	11.64	0.03	(0.27)	(0.24)	(0.10)	—	—	(0.10)	11.30	0.80	1.11	0.49	116	(2.05)	260

* Information for periods beginning after October 31, 2019 is unaudited. Per share amounts have been calculated using the daily average share method.

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(d) Per share amount is less than $0.005.

44	The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

(UNAUDITED)	04.30.2020

NOTE 1  |  Organization and investment objective  |  Carillon Series Trust (the “Trust” or the “Carillon Family of Funds”) is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust offers shares in the following series (each a “Fund” and collectively the “Funds”), each of which is advised by Carillon Tower Advisers, Inc. (“Carillon Tower” or “Manager”):

•	Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest International Stock Fund (“International Stock Fund”) seeks capital appreciation,
•	Carillon Cougar Tactical Allocation Fund* (“Tactical Allocation Fund”) seeks long-term capital appreciation,
•	Carillon Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income,
•	Carillon Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Scout International Fund (“International Fund”) seeks long-term growth of capital and income,
•	Carillon Scout Mid Cap Fund (“Mid Cap Fund”) seeks long-term growth of capital,
•	Carillon Scout Small Cap Fund (“Small Cap Fund”) seeks long-term growth of capital,
•	Carillon Reams Core Bond Fund (“Core Bond Fund”) seeks a high level of total return consistent with the preservation of capital,
•	Carillon Reams Core Plus Bond Fund (“Core Plus Bond Fund”) seeks a high level of total return consistent with the preservation of capital, and
•	Carillon Reams Unconstrained Bond Fund (“Unconstrained Bond Fund”) seeks to maximize total return consistent with the preservation of capital.

*Tactical Allocation Fund is a “fund of funds” that seeks to achieve its investment objective by investing its assets primarily in exchange-traded funds (“ETFs”).

Class offerings  |  As of April 30, 2020, each Fund was authorized and offered Class A, Class C, Class I, Class R-3, Class R-5, Class R-6, and Class Y shares to qualified buyers.

•

For all Funds except the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•

Class C shares are sold subject to a CDSC of 1.00% of the lower of NAV or purchase price if redeemed less than one year after purchase. Class C shares automatically convert to Class A shares for all purchases that have surpassed their 10-year anniversary date.

•	Class I, Class R-3, Class R-5, Class R-6 and Class Y shares are each sold without a front-end sales charge or a CDSC.

NOTE 2  |  Significant accounting policies  |  The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.

Use of estimates  |  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities  |  The price of each Fund’s shares is based on the NAV per share of each class of a Fund. Each Fund normally determines the NAV of its shares each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq (typically 4:00 p.m. ET). A Fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;
•	The security is not actively traded;
•	Trading on the security halted before the close of the trading market;
•	The security is newly issued;
•	Issuer-specific or vendor specific events occurred after the security halted trading; or
•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

Issuer-specific events that may cause the last market quotation to be unreliable include:

•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to oversight by the Trust’s Board of Trustees (“Board”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

45

Notes to Financial Statements

(UNAUDITED)	04.30.2020

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee (“Valuation Committee”), comprised of certain officers of the Trust and other employees of Carillon Tower. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Carillon Tower checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Carillon Tower compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Carillon Tower documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for each Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange-traded equity securities  |  Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Foreign equity securities  |  If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time the trading of a particular security ends in a foreign market and a Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

•

Fixed income securities  |  Government bonds, corporate bonds, asset-backed bonds, municipal bonds, short-term securities (investments that have a maturity date of 60 days or less), and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors and appropriate methodologies that have been considered by the Board such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Futures and Options  |  Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2020, only the Core Plus Bond Fund and Unconstrained Bond Fund held futures. None of the Funds held options during the period ended April 30, 2020.

•

Credit default swaps  |  Credit default swaps are valued with prices provided by independent pricing services. If prices provided by independent pricing services are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2020, only the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund held credit default swaps.

•

Forward contracts  |  Forward contracts are valued daily at current forward rates provided by an independent pricing service. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2020 only the Core Plus Bond Fund and Unconstrained Bond Fund held forwards.

•

Investment companies and exchange-traded funds (ETFs)  |  Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements  |  Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

46

Notes to Financial Statements

(UNAUDITED)	04.30.2020

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2020:

	Level 1	Level 2	Level 3

Capital Appreciation Fund
Common stocks (a)	$451,691,190	$—	$—
Total investment portfolio	$451,691,190	$—	$—

International Stock Fund
Common stocks (a):
Australia	$—	$575,140	$—
Austria	—	84,216	—
Belgium	—	50,094	—
Denmark	—	235,599	—
Finland	—	53,362	—
France	23,280	761,314	—
Germany	—	434,078	—
Hong Kong	—	37,061	—
Israel	53,700	94,186	—
Italy	—	331,014	—
Japan	—	2,427,574	—
Netherlands	109,029	539,486	—
Norway	—	18,096	—
Singapore	—	15,997	—
Spain	—	222,541	—
Sweden	—	133,530	—
Switzerland	—	833,623	—
United Kingdom	50,541	1,093,873	—
Preferred stocks	—	114,644	—
Exchange traded funds	130,111	—	—
Total investment portfolio	$366,661	$8,055,428	$—

Tactical Allocation Fund
Domestic exchange traded funds	$17,965,262	$—	$—
Foreign exchange traded funds	3,644,374	—	—
Total investment portfolio	$21,609,636	$—	$—

Growth & Income Fund
Common stocks (a)	$651,803,527	$—	$—
Total investment portfolio	$651,803,527	$—	$—

	Level 1	Level 2	Level 3

Mid Cap Growth Fund
Common stocks (a)	$5,375,652,352	$—	$—
Money market funds	4,334,635	—	—
Total investment portfolio	$5,379,986,987	$—	$—

Small Cap Growth Fund
Common stocks (a)	$2,879,896,019	$—	$—
Money market funds	5,500,000	—	—
Total investment portfolio	$2,885,396,019	$—	$—

International Fund
Common stocks (a):
Australia	$9,218,251	$14,690,365	$—
Canada	5,604,776	9,152,867	—
Denmark	7,039,826	—	—
France	—	50,673,374	—
Germany	16,458,188	39,730,229	—
Hong Kong	—	5,164,797	—
Ireland	10,381,344	6,674,305	—
Japan	—	63,464,683	—
Mexico	18,808,358	—	—
Norway	—	8,878,985	—
Singapore	—	11,961,757	—
South Africa	—	6,694,883	—
Spain	—	7,581,510	—
Sweden	—	17,168,022	—
Switzerland	12,557,949	36,709,927	—
Taiwan	—	13,175,618	—
Turkey	—	6,672,712	—
United Kingdom	25,257,112	41,459,711	—
United States	27,251,332	—	—
Preferred stocks:
Colombia	8,532,377	—	—
Germany	7,689,629	12,506,421	—
Money market funds	17,614,129	—	—
Total investment portfolio	$166,413,271	$352,360,166	$—

47

Notes to Financial Statements

(UNAUDITED)	04.30.2020

	Level 1	Level 2	Level 3

Mid Cap Fund
Common stocks (a)	$2,222,230,290	$—	$—
Money market funds	14,053,894	—	—
Total investment portfolio	$2,236,284,184	$—	$—

Small Cap Fund
Common stocks (a)	$254,522,702	$—	$—
Money market funds	4,714,784	—	—
Total investment portfolio	$259,237,486	$—	$—

Core Bond Fund
Corporate bonds (a)	$—	$105,773,130	$—
Mortgage and asset-backed securities	—	31,699,934	—
Foreign government bonds	—	960,750	—
Short-term investments	96,747	14,721,933	—
Total investment portfolio	$96,747	$153,155,747	$—
Credit default swaps	$—	$161,073	$—

Core Plus Bond Fund
Corporate bonds (a)	$—	$445,331,215	$—
Mortgage and asset-backed securities	—	112,652,128	—
Foreign government bonds	—	5,050,500	—
Money market funds	544,813	—	—
Total investment portfolio	$544,813	$563,033,843	$—
Futures contracts—short (b)	$77,671	$—	$—
Credit default swaps	$—	($5,824,510)	$—
Forward contracts (b)	$—	$320,998	$—

	Level 1	Level 2	Level 3

Unconstrained Bond Fund
Corporate bonds (a)	$—	$534,034,273	$—
Mortgage and asset-backed securities	—	127,680,151	—
Foreign government bonds	—	5,043,816	—
Money market funds	1,869,208	—	—
Total investment portfolio	$1,869,208	$666,758,240	$—
Futures contracts—short (b)	($7,972,997)	$—	$—
Credit default swaps	$—	($16,328,776)	$—
Forward contracts (b)	$—	$ 1,546,254	$—
(a) Please see the investment portfolio for details.
(b) Amounts presented for Futures Contracts and Forward Contracts represent total unrealized appreciation (depreciation) as of the date of this report.

At April 30, 2020, the Funds did not hold any Level 3 investments.

Derivatives  |  The following disclosure provides certain information about the Funds’ derivative and hedging activities.

•

Forward currency contracts  |  Each of the Funds’ policies, except Small Cap Growth, Core Bond, International, Mid Cap, and Small Cap, permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US dollar and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed. The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. Details of Forward Contracts, if any, at period end are included in the Investment Portfolios under the caption “Forward Contracts.” Refer to Note 6 for additional information.

•

Credit default swap contracts  |  The International Stock, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional value”), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout

48

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the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional value of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional value of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer. Details of swap contracts, if any, at period end are included in the Investment Portfolios under the caption “Swap Contracts.” Refer to Note 6 for additional information.

•

Futures contracts  |  Each of the Funds’ policies, except Small Cap Growth, International, Mid Cap, and Small Cap, permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it. When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Manager and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss. The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures. Details of futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Futures Contracts.” Refer to Note 6 for additional information.

During the period ended April 30, 2020, the average of month-end derivative positions (notional value in U.S. dollars) were as follows:

	Credit Default Swap Contracts	Futures Contracts – Long	Futures Contracts – Short	Forward Contracts – USD Received	Forward Contracts – USD Delivered
Core Bond Fund	$10,632,857	$—	$—	$—	$—
Core Plus Bond Fund	96,819,414	—	(20,707,634)	—	1,718,410
Unconstrained Bond Fund	202,284,486	8,750,121	(218,278,290)	23,636,022	50,731,645

Foreign currency transactions  |  The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

To-Be-Announced Securities  |  The Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities. A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash, or cash equivalents, set aside in an amount equal to the price of the Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying

49

Notes to Financial Statements

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mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. As a purchaser of a TBA, the Fund will segregate or “earmark” liquid securities in accordance with procedures adopted by the Board equal to the value of the TBA, marked to-market daily in accordance with pertinent SEC positions. As a seller of a TBA, the Fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered.

Real estate investment trusts (“REIT(s)”)  |  There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Funds’ fiscal year-end and may differ from the estimated amounts.

Repurchase agreements  |  Each Fund may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended April 30, 2020, none of the Funds held any repurchase agreements.

Revenue recognition  |  Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign taxes  |  The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds record such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

Expenses  |  Each Fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Carillon Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets.

Class allocations  |  Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Segregation and Collateralization  |  In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., forward currency contracts, securities with extended settlement periods, futures and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker- dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments.

Distributions  |  Each Fund, except the Growth & Income Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, distributes net investment income annually. Distributions of net investment income are made quarterly in the Growth & Income Fund and monthly in the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable Fund, will be distributed to shareholders annually in the following fiscal year. If a fund is involved in a reorganization wherein it acquires the net assets of another fund, or has its net assets acquired by another fund, a separate and additional distribution of net investment income and / or net realized gains may be made prior to such reorganization. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Distributions made to shareholders from earnings were as follows:

Distributions from earnings		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	11/1/19 to 4/30/20	$2,779,692	$292,099	$6,162,243	$10,905	$132,614	$26,866	$213
	11/1/18 to 10/31/19	14,814,793	2,225,038	17,013,818	121,423	617,839	3,552,644	842
International Stock Fund	11/1/19 to 4/30/20	83,026	31,319	127,407	18,661	86	3,942	174
	11/1/18 to 10/31/19	62,730	6,585	143,217	10,790	55	2,790	527
Tactical Allocation Fund	11/1/19 to 4/30/20	15,096	9,536	311,827	104	522	182	113
	11/1/18 to 10/31/19	63,410	72,560	832,642	389	1,386	464	420
Growth & Income Fund	11/1/19 to 4/30/20	6,667,261	4,911,882	20,426,402	64,015	196,444	89,841	4,140
	11/1/18 to 10/31/19	13,263,144	11,192,138	28,892,434	159,383	93,954	4,010,119	6,433
Mid Cap Growth Fund	11/1/19 to 4/30/20	16,175,457	3,914,655	28,228,453	987,471	16,305,816	57,676,770	81,660
	11/1/18 to 10/31/19	17,751,954	4,769,705	28,112,071	1,165,639	18,599,152	45,228,966	9,464
Small Cap Growth Fund	11/1/19 to 4/30/20	25,518,949	6,601,964	62,069,451	4,391,236	21,928,897	127,210,225	755
	11/1/18 to 10/31/19	96,913,223	27,054,499	230,547,503	15,646,019	73,349,310	375,763,465	14,071

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Distributions from earnings (cont’d)		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
International Fund	11/1/19 to 4/30/20	$71,457	$12,118	$54,142,906	$730	$789	$277,069	$853
	11/1/18 to 10/31/19	39,756	6,071	78,820,675	851	906	280,424	932
Mid Cap Fund	11/1/19 to 4/30/20	127,632	15,137	20,175,464	10,274	16,330	781,591	122,685
	11/1/18 to 10/31/19	691,968	704,999	169,659,120	105,258	50,544	2,868,920	179,981
Small Cap Fund	11/1/19 to 4/30/20	479,806	290,056	11,618,569	9,420	2,651	231,607	3,851
	11/1/18 to 10/31/19	32,573	27,569	585,642	650	134	11,144	212
Core Bond Fund	11/1/19 to 4/30/20	34,643	18,019	3,307,848	298	331	337	39,909
	11/1/18 to 10/31/19	17,697	5,896	2,406,030	174	233	243	33,120
Core Plus Bond Fund	11/1/19 to 4/30/20	11,788	8,453	19,385,004	308	342	348	401,834
	11/1/18 to 10/31/19	5,088	3,282	14,048,025	165	223	233	286,358
Unconstrained Bond Fund	11/1/19 to 4/30/20	5,580	3,892	12,309,941	121	152	509,553	285,464
	11/1/18 to 10/31/19	4,566	1,157	23,194,466	160	218	970,353	494,618

Other  |  In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3  |  Purchases and sales of securities  |  During the period ended April 30, 2020, purchases and sales of investment securities (excluding short-term obligations) were as follows:

	Capital Appreciation Fund	International Stock Fund	Tactical Allocation Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Purchases	$54,786,084	$3,583,485	$7,638,750	$151,119,154	$690,400,371	$167,361,257
Sales	170,549,175	5,468,180	9,442,423	237,722,126	895,663,725	1,286,098,519

	International Fund	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Purchases	$67,631,640	$1,967,269,609	$22,629,301	$229,116,982	$1,070,042,164	$1,533,886,912
Purchases - U.S. Treasury securities	—	—	—	145,909,500	746,602,740	948,476,746
Sales	147,016,279	2,273,723,154	58,243,188	164,444,427	924,918,560	1,361,321,136
Sales - U.S. Treasury securities	—	—	—	193,404,324	1,046,923,105	1,124,698,384

NOTE 4  |  Investment advisory fees and other transactions with affiliates  |  Each Fund has agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each Fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each Fund is as follows:

Investment advisory fee rate schedule	Breakpoint	Investment advisory fee
Capital Appreciation Fund	First $1 billion Over $1 billion	0.60 0.55	% %
International Stock Fund	All assets	0.70%
Tactical Allocation Fund	All assets	0.57%
Growth & Income Fund	First $100 million $100 million to $500 million Over $500 million	0.60 0.45 0.40	% % %

Investment advisory fee rate schedule (cont’d)	Breakpoint	Investment advisory fee
Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund	First $500 million $500 million to $1 billion Over $1 billion	0.60 0.55 0.50	% % %
International Fund, Mid Cap Fund	First $1 billion Over $1 billion	0.80 0.70	% %
Core Bond Fund, Core Plus Bond Fund	All assets	0.40%
Unconstrained Bond Fund	First $3 billion Over $3 billion	0.60 0.55	% %

Subadvisory fees  |  The Manager has entered into subadvisory agreements with certain parties (the “subadviser” or “subadvisers”) to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the Funds. Under these agreements, Carillon Tower pays the subadvisers, each an affiliate of Carillon Tower, annualized rates identical to those disclosed in the investment advisory fee rate schedule. Carillon Tower may receive payments from the subadvisers for certain marketing and related expenses. The subadvisers for the Funds are as follows:

•	ClariVest Asset Management LLC (“ClariVest”) serves as subadviser for the Capital Appreciation Fund and the International Stock Fund,
•	Cougar Global Investments Limited serves as subadviser for the Tactical Allocation Fund,
•	Eagle Asset Management, Inc. serves as subadviser for the Growth & Income Fund, Mid Cap Growth Fund, and Small Cap Growth Fund, and
•	Scout Investments, Inc. serves as subadviser for the International Fund, Mid Cap Fund, Small Cap Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund.

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Administrative fees  |  For administrative services provided by the Manager, each Fund has agreed to pay an administrative rate of 0.10% of the average daily net assets of all share classes.

Distribution and service fees  |  Pursuant to the Class A, Class C, Class R-3 and Class Y Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the Funds are authorized to pay Carillon Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each Fund of the Carillon Series Trust, except the Capital Appreciation Fund and the Growth & Income Fund, is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those Funds’ average daily net assets attributable to Class A shares of those Funds. Currently, the distribution and service fee is 0.25% for Class A shares of each Fund. Each Fund also is authorized, and currently pays, the Distributor distribution and service fees of 1.00% for Class C shares, 0.50% for Class R-3 shares, and 0.25% for Class Y shares. The Funds do not incur any distribution expenses related to Class I, Class R-5 or Class R-6 shares. However, Carillon Tower or any third party may make payments for the sale and distribution of all share classes, including Class I, Class R-5 or Class R-6 shares, from its own resources.

Sales charges  |  During the period ended April 30, 2020, total front-end sales charges and contingent deferred sales charges (“CDSC”) paid to the Distributor were as follows:

	Capital Appreciation Fund	International Stock Fund	Tactical Allocation Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Front-end sales charges - Class A	$21,212	$859	$2,679	$79,569	$109,426	$31,180
CDSC - Class A	—	—	—	—	—	—
CDSC - Class C	235	29	—	6,005	225	1,008

	International Fund	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Front-end sales charges - Class A	$3,983	$23,319	$3,350	$181	$988	$431
CDSC - Class A	—	—	—	—	—	—
CDSC - Class C	—	789	—	21	—	—

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

Agency commissions  |  During the period ended April 30, 2020, total agency brokerage commissions paid and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Capital Appreciation Fund	International Stock Fund	Tactical Allocation Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Total agency brokerage commissions	$39,334	$4,527	$2,908	$108,300	$547,908	$992,513
Paid to RJA	—	—	—	—	25,790	65,957

	International Fund	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Total agency brokerage commissions	$222,532	$1,648,163	$40,036	$—	$—	$—
Paid to RJA	—	—	—	—	—	—

Internal audit fees  |  RJA provides internal audit services to the Funds. Each Fund pays RJA a fixed and/or hourly fee for these services.

Shareholder servicing fees  |  Carillon Fund Services, Inc. (“CFS”), an affiliate of the Manager, is the shareholder servicing agent for each of the Funds. CFS was not paid any fees for shareholder servicing during the period.

Transactions with affiliates  |  An issuer in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an “affiliated” issuer as defined in the 1940 Act. A schedule of Small Cap Growth Fund’s investments in securities of affiliated issuers is set forth below:

	Value at 10/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at 4/30/20	Dividend Income	Shares owned at 4/30/20
Everi Holdings, Inc.	$45,437,620	$2,250,000	$ —	$ —	$(24,340,143)	$23,347,477	$—	4,716,662
MarineMax, Inc.	28,762,570	—	(2,510,434)	(779,309)	(759,302)	24,713,525	—	1,715,026
Universal Electronics, Inc.	78,320,567	—	—	—	(16,289,235)	62,031,332	—	1,502,697

Total	$152,520,757	$2,250,000	$(2,510,434)	$(779,309)	$(41,388,680)	$110,092,334	$—

52

Notes to Financial Statements

(UNAUDITED)	04.30.2020

Expense limitations  |  Carillon Tower has contractually agreed to reduce its fees and/or reimburse expenses to each class of the Funds through February 28, 2021 to the extent that the annual operating expense ratio for each class of shares exceeds the following annualized ratios as a percentage of the average daily net assets of each class of shares.

Expense limitations rate schedule	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	1.00%	1.75%	0.70%	1.25%	0.70%	0.60%	1.00%
International Stock Fund	1.45%	2.20%	1.15%	1.70%	1.15%	1.05%	1.45%
Tactical Allocation Fund	1.17%	1.92%	0.87%	1.42%	0.87%	0.77%	1.17%
Growth & Income Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Mid Cap Growth Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Small Cap Growth Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
International Fund	1.45%	2.20%	1.15%	1.70%	1.15%	1.05%	1.45%
Mid Cap Fund	1.45%	2.20%	1.15%	1.70%	1.15%	1.05%	1.45%
Small Cap Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Core Bond Fund	0.80%	1.55%	0.40%	1.05%	0.50%	0.40%	0.80%
Core Plus Bond Fund	0.80%	1.55%	0.40%	1.05%	0.50%	0.40%	0.80%
Unconstrained Bond Fund	0.80%	1.55%	0.50%	1.05%	0.50%	0.40%	0.80%

Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed 11/1/19 to 4/30/20	Fund Level	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$225,682	$40,119	$4,772	$153,389	$969	$3,463	$6,853	$34
International Stock Fund	163,162	3,489	2,245	5,393	977	36	214	45
Tactical Allocation Fund	129,134	913	1,269	16,156	36	57	41	42
Growth & Income Fund	—	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—	21
International Fund	—	186	30	17,817	23	25	177	37
Mid Cap Fund	—	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	19,020	200	32	209	9
Core Bond Fund	174,958	257	279	125,532	30	33	40	968
Core Plus Bond Fund	211,870	197	287	588,336	30	32	37	7,489
Unconstrained Bond Fund	1,108,441	91	174	470,021	30	32	18,824	23,628

A portion or all of a Fund’s fees and expenses waived and/or reimbursed by the Manager in prior fiscal years may be recoverable by Carillon Tower prior to their expiration date. Any previously waived and/or reimbursed fees and expenses are recoverable by Carillon Tower only from the same class of shares and within two years from the Fund’s fiscal year-end during which the fees and expenses were originally waived and/or reimbursed. Previously waived and/or reimbursed fees and expenses are recovered by Carillon Tower within the following two fiscal years when fees and expenses in the current fiscal year fall below the lesser of the current expense cap or the expense cap in effect at the time of the waiver and/or reimbursement. Carillon Tower receives payments from the Funds’ subadvisers for amounts waived and/or reimbursed under each contractual fee waiver and expense reimbursement agreement and provides to the subadvisers any recoupment that Carillon Tower receives from the Funds. The following tables show the amounts that Carillon Tower maybe allowed to recover by class of shares and the dates that these amounts will expire:

Recoverable expenses - 10/31/2022	Fund Level	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$225,682	$40,119	$4,772	$153,389	$969	$3,463	$6,853	$34
International Stock Fund	163,162	3,489	2,245	5,393	977	36	214	45
Tactical Allocation Fund	129,134	913	1,269	16,156	36	57	41	42
Growth & Income Fund	—	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—	21
International Fund	—	186	30	17,817	23	25	177	37
Mid Cap Fund	—	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	19,020	200	32	209	9
Core Bond Fund	174,958	257	279	125,532	30	33	40	968
Core Plus Bond Fund	211,870	197	287	588,336	30	32	37	7,489
Unconstrained Bond Fund	1,108,441	91	174	470,021	30	32	18,824	23,628

53

Notes to Financial Statements

(UNAUDITED)	04.30.2020

Recoverable expenses - 10/31/2021	Fund Level	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$448,383	$82,911	$10,397	$296,016	$2,680	$8,041	$44,904	$70
International Stock Fund	338,713	6,893	4,245	12,210	2,140	78	431	118
Tactical Allocation Fund	271,104	1,740	2,518	30,113	72	121	85	84
Growth & Income Fund	—	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—	56
International Fund	—	548	29	—	45	49	—	74
Mid Cap Fund	—	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	150	25	—	—
Core Bond Fund	364,609	520	557	237,974	60	65	75	2,052
Core Plus Bond Fund	447,010	310	491	1,183,283	59	64	74	14,732
Unconstrained Bond Fund	2,953,926	212	192	1,030,620	51	64	46,567	25,048

Recoverable expenses - 10/31/2020	Fund Level	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$314,098	$63,195	$14,943	$174,217	$1,515	$3,459	$41,017	$75
International Stock Fund	256,931	7,421	6,236	14,261	1,657	84	153	81
Tactical Allocation Fund	227,556	1,613	2,336	26,647	84	135	96	82
Growth & Income Fund	—	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—	—
International Fund	—	—	13	—	44	49	—	69
Mid Cap Fund	—	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	172	104	—	77
Core Bond Fund	289,738	304	337	245,255	66	72	81	3,063
Core Plus Bond Fund	362,422	168	321	966,207	64	69	78	24,090
Unconstrained Bond Fund	3,540,247	95	141	1,170,586	92	69	14,497	54,356

Trustees and officers compensation  |  Each Trustee of the Carillon Family of Funds who is not an employee of the Manager receives an annual retainer along with meeting fees for those Carillon Family of Funds’ regular or special meetings attended in person and 25% of such meeting fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a Fund, Trustees’ fees and expenses are paid equally by each Fund in the Carillon Family of Funds. Certain officers of the Carillon Family of Funds may also be officers and/or directors of Carillon Tower. Such officers receive no compensation from the Funds except for the Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each Fund in the Carillon Family of Funds.

NOTE 5  |  Federal income taxes and distributions  |  Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2016 to October 31, 2019 for all Funds except for the International Fund, Mid Cap Fund, Small Cap Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund which have open tax years ended June 30, 2016, June 30, 2017, and October 31, 2017 to October 31, 2019) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.

For income tax purposes, distributions paid during the fiscal periods indicated were as follows (tax character for the period ended April 30, 2020 is estimated):

		Capital Appreciation Fund	International Stock Fund	Tactical Allocation Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Ordinary Income	11/1/19 to 4/30/20	$2,454,844	$264,615	$310,392	$9,141,017	$ —	$ —
	11/1/18 to 10/31/19	1,421,956	226,694	240,950	15,033,842	11,158,308	—
Long-term capital gain	11/1/19 to 4/30/20	6,949,788	—	26,988	23,218,968	123,370,282	247,721,477
	11/1/18 to 10/31/19	36,924,441	—	730,321	42,583,763	104,478,643	819,288,090

54

Notes to Financial Statements

(UNAUDITED)	04.30.2020

		International Fund	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Ordinary Income	11/1/19 to 4/30/20	$18,073,784	$19,148,632	$ —	$3,401,385	$19,808,077	$13,114,703
	11/1/18 to 10/31/19	32,961,534	11,985,517	370,922	2,463,393	14,343,374	24,665,538
Long-term capital gain	11/1/19 to 4/30/20	36,432,138	2,100,481	12,635,960	—	—	—
	11/1/18 to 10/31/19	46,188,081	162,275,273	287,002	—	—	—

At October 31, 2019, the components of distributable earnings (losses) on a tax basis were as follows:

	Capital Appreciation Fund	International Stock Fund	Tactical Allocation Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Cost of investments	$350,472,790	$11,251,894	$23,029,782	$581,585,927	$4,530,034,643	$3,253,892,025
Gross unrealized appreciation	207,165,548	1,695,585	1,430,665	250,139,431	1,403,111,508	1,229,302,177
Gross unrealized depreciation	(10,274,469)	(655,787)	(45,272)	(4,870,764)	(224,689,439)	(269,892,837)
Net unrealized appreciation/(depreciation)	196,891,079	1,039,798	1,385,393	245,268,667	1,178,422,069	959,409,340
Undistributed ordinary income	2,299,938	264,615	191,168	2,423,085	—	—
Undistributed long-term gain	6,949,690	—	26,983	23,218,907	123,272,391	247,184,524
Total undistributed earnings	9,249,628	264,615	218,151	25,641,992	123,272,391	247,184,524
Other accumulated losses	—	(915,852)	—	(2,274)	(8,904,083)	(30,451,344)
Total distributable earnings (loss)	$206,140,707	$388,561	$1,603,544	$270,908,385	$1,292,790,377	$1,176,142,520

	International Fund	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Cost of investments	$497,252,598	$2,551,086,427	$223,307,711	$117,796,805	$706,262,982	$989,013,951
Gross unrealized appreciation	258,483,326	398,072,218	123,546,194	1,302,517	8,508,887	8,618,615
Gross unrealized depreciation	(42,099,911)	(85,740,654)	(20,560,071)	(359,893)	(2,257,623)	(1,395,190)
Net unrealized appreciation/(depreciation)	216,383,415	312,331,564	102,986,123	942,624	6,251,264	7,223,425
Undistributed ordinary income	6,250,167	15,322,785	—	2,501,433	14,714,533	6,586,652
Undistributed long-term gain	36,431,895	2,100,074	12,539,896	—	—	—
Total undistributed earnings	42,682,062	17,422,859	12,539,896	2,501,433	14,714,533	6,586,652
Other accumulated losses	(94,232)	30	(345,189)	—	—	(27,702,019)
Total distributable earnings (loss)	$258,971,245	$329,754,453	$115,180,830	$3,444,057	$20,965,797	$(13,891,942)

At October 31, 2019, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses from wash sales and differences in the accounting treatment for non-REIT returns of capital, investments in passive foreign investment companies and swaps.

55

Notes to Financial Statements

(UNAUDITED)	04.30.2020

NOTE 6  |  Other Derivative Information  |  At April 30, 2020, the Funds have invested in derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

			Asset	Liability
	Risk Exposure Category	Statements of Assets and Liabilities Location	Fair Value Amount	Fair Value Amount
Core Bond Fund	Credit	Premiums paid - open swap contracts	$161,073	N/A

	Total		$161,073	N/A

Core Plus Bond Fund	Credit	Premiums received - open swap contracts	N/A	$5,474,594
	Credit	Unrealized depreciation - open swap contracts	N/A	349,916
	Interest rate	Unrealized appreciation - open futures contracts	$77,671	N/A
	Currency	Unrealized appreciation - open forward contracts	320,998	N/A

	Total		$398,669	$5,824,510

Unconstrained Bond Fund	Credit	Premiums received - open swap contracts	N/A	$16,376,119
	Credit	Unrealized appreciation - open swap contracts	$1,538,863	N/A
	Credit	Unrealized depreciation - open swap contracts	N/A	1,491,520
	Interest rate	Unrealized depreciation - open futures contracts	N/A	7,972,997
	Currency	Unrealized appreciation - open forward contracts	4,453,437	N/A
	Currency	Unrealized depreciation - open forward contracts	N/A	2,907,183

	Total		$5,992,300	$28,747,819

Financial Accounting Standards Board Accounting Update 2011-11, Disclosures about Offsetting Assets and Liabilities requires an entity that has financial instruments that are either 1) offset or 2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of April 30, 2020, the Funds did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).

For the period ended April 30, 2020, the effect of derivative contracts on the Funds’ Statements of Operations is as follows:

	Risk Exposure Category	Derivative Instrument	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Core Bond Fund	Credit	Swap contracts	$(920,036)	$(31,198)

	Total		$(920,036)	$(31,198)

Core Plus Bond Fund	Credit	Swap contracts	$(9,087,860)	$(808,034)
	Interest rate	Futures contracts	(494,815)	77,671
	Currency	Forward contracts	—	320,998

	Total		$(9,582,675)	$(409,365)

Unconstrained Bond Fund	Credit	Swap contracts	$(26,325,987)	$(728,014)
	Interest rate	Futures contracts	(2,036,705)	(7,972,997)
	Currency	Forward contracts	—	1,546,254

	Total		$(28,362,692)	$(7,154,757)

Refer to Note 2 for additional information regarding investments in derivatives.

NOTE 7  |  Securities lending  |  To earn additional income, each Fund may loan portfolio securities to qualified broker dealers. The primary objective of securities lending is to supplement a Fund’s income through investment of the cash collateral in short-term interest bearing obligations. The collateral for a Fund’s loans will be marked-to-market daily so that at all times the collateral exceeds 100% of the value of the loan. A Fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it may choose to do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount may be received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend. Securities loans involve some risk. There is a risk that a borrower may default on its obligations to return loaned securities; however, the funds’ securities lending agent may indemnify a Fund against that risk. A Fund could incur a loss if the borrower should fail financially at a time when

56

Notes to Financial Statements

(UNAUDITED)	04.30.2020

the value of the loaned securities is greater than the collateral, and a Fund could lose rights in the collateral should the borrower fail financially. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a fund’s ability to vote proxies or to settle transactions. A Fund will also be responsible for the risks associated with the investment of cash collateral. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, the payment in lieu of the dividend that a fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Each security on loan as of the date of this report is footnoted on each Fund’s Investment Portfolio, along with the total value of all securities on loan. Cash collateral received for securities on loan has been invested in the First American Government Obligations Fund Class X (the “money market fund”). The money market fund is included in each respective Fund’s Investment Portfolio and is footnoted as having been purchased with cash collateral received for securities on loan. The value of the money market fund is included as an asset on the Statements of Assets and Liabilities as part of “Investments – unaffiliated, at value.” A liability of equal value to the cash collateral received and subsequently invested in the money market fund is included on the Statements of Assets and Liabilities as “Payable for securities lending collateral received.” Income earned from securities lending, net of applicable fees, is shown on the Statement of Operations as income from “Securities lending, net.”

NOTE 8  |  Line of Credit  |  As of April 30, 2020, the Trust has a secured line of credit of up to $350,000,000 with U.S. Bank N.A, secured by a first priority lien on the Trust’s assets. Each Fund may borrow up to 33.33% of the net market value of such Fund’s assets, with the maximum aggregate limit of $350,000,000 for all Funds. Borrowings under this arrangement bear interest at U.S. Bank N.A.‘s prime rate minus 1.00%, which as of April 30, 2020 was 2.25% (prime rate of 3.25% minus 1.00%). The following table shows the details of the Funds’ borrowing activity during the period ended April 30, 2020. Funds that are not listed did not utilize the line of credit during the period.

	Maximum Outstanding Balance	Average Daily Balance	Total Interest Incurred	Average Annual Interest Rate
Capital Appreciation Fund	$39,441,000	$899,951	$16,826	3.70%
International Stock Fund	234,000	12,115	179	2.92
Growth & Income Fund	3,334,000	33,500	635	3.75
Mid Cap Growth Fund	23,244,000	1,286,484	16,795	2.58
Small Cap Growth Fund	63,878,000	5,898,126	98,429	3.30
International Fund	5,499,000	196,566	2,594	2.61
Mid Cap Fund	11,374,000	750,060	13,267	3.50
Small Cap Fund	104,000	571	11	3.75

As of April 30, 2020, International Stock Fund had outstanding borrowings of $4,000 under the line of credit.

NOTE 9  |  Other Matters  |  An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has subsequently spread globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. The effects may impact the value and performance of the Funds, their ability to buy and sell investments at appropriate valuations and their ability to achieve their investment objectives.

NOTE 10  |  Subsequent events  |  The Manager has evaluated subsequent events through June 18, 2020, the date these financial statements were issued, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

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Understanding Your Ongoing Costs

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As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases, contingent deferred sales charges, or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other fund expenses. The following sections are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial adviser.

Actual expenses  |  The table below shows the actual expenses you would have paid on a $1,000 investment made in each Fund on November 1, 2019 and held through April 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes  |  The table below shows each Fund’s expenses based on a $1,000 investment held from November 1, 2019 through April 30, 2020 and assuming for this period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

		Actual expenses		Hypothetical expenses

	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio

Capital Appreciation Fund
Class A	$1,000.00	$1,033.80	$5.06	$1,019.89	$5.02	1.00%
Class C	1,000.00	1,029.80	8.83	1,016.16	8.77	1.75
Class I	1,000.00	1,035.50	3.54	1,021.38	3.52	0.70
Class R-3	1,000.00	1,032.60	6.32	1,018.65	6.27	1.25
Class R-5	1,000.00	1,035.30	3.54	1,021.38	3.52	0.70
Class R-6	1,000.00	1,036.90	3.04	1,021.88	3.02	0.60
Class Y	1,000.00	1,033.60	5.06	1,019.89	5.02	1.00

International Stock Fund
Class A	1,000.00	837.80	6.63	1,017.65	7.27	1.45
Class C	1,000.00	835.30	10.04	1,013.92	11.02	2.20
Class I	1,000.00	839.20	5.26	1,019.14	5.77	1.15
Class R-3	1,000.00	836.80	7.76	1,016.41	8.52	1.70
Class R-5	1,000.00	839.50	5.26	1,019.14	5.77	1.15
Class R-6	1,000.00	839.90	4.80	1,019.64	5.27	1.05
Class Y	1,000.00	838.10	6.63	1,017.65	7.27	1.45

Tactical Allocation Fund
Class A	1,000.00	985.00	5.77	1,019.05	5.87	1.17
Class C	1,000.00	981.10	9.46	1,015.32	9.62	1.92
Class I	1,000.00	986.30	4.30	1,020.54	4.37	0.87
Class R-3	1,000.00	984.00	7.00	1,017.80	7.12	1.42
Class R-5	1,000.00	986.80	4.30	1,020.54	4.37	0.87
Class R-6	1,000.00	987.20	3.80	1,021.03	3.87	0.77
Class Y	1,000.00	984.60	5.77	1,019.05	5.87	1.17

Growth & Income Fund
Class A	1,000.00	904.50	4.55	1,020.09	4.82	0.96
Class C	1,000.00	901.20	8.18	1,016.26	8.67	1.73
Class I	1,000.00	906.00	3.32	1,021.38	3.52	0.70
Class R-3	1,000.00	903.50	6.01	1,018.55	6.37	1.27
Class R-5	1,000.00	906.10	3.32	1,021.38	3.52	0.70
Class R-6	1,000.00	903.60	2.89	1,021.83	3.07	0.61
Class Y	1,000.00	904.30	5.11	1,019.49	5.42	1.08

Mid Cap Growth Fund
Class A	1,000.00	992.20	5.20	1,019.64	5.27	1.05
Class C	1,000.00	988.70	8.65	1,016.16	8.77	1.75
Class I	1,000.00	993.70	3.62	1,021.23	3.67	0.73
Class R-3	1,000.00	990.90	6.53	1,018.30	6.62	1.32
Class R-5	1,000.00	993.70	3.72	1,021.13	3.77	0.75
Class R-6	1,000.00	994.20	3.17	1,021.68	3.22	0.64
Class Y	1,000.00	992.40	4.95	1,019.89	5.02	1.00

58

Understanding Your Ongoing Costs

(UNAUDITED)	04.30.2020

		Actual expenses		Hypothetical expenses

	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio

Small Cap Growth Fund
Class A	$1,000.00	$951.70	$5.43	$1,019.29	$5.62	1.12%
Class C	1,000.00	948.80	8.67	1,015.96	8.97	1.79
Class I	1,000.00	953.20	3.89	1,020.89	4.02	0.80
Class R-3	1,000.00	950.70	6.50	1,018.20	6.72	1.34
Class R-5	1,000.00	953.50	3.79	1,020.98	3.92	0.78
Class R-6	1,000.00	954.10	3.21	1,021.58	3.32	0.66
Class Y	1,000.00	951.20	6.06	1,018.65	6.27	1.25

International Fund
Class A	1,000.00	825.00	6.58	1,017.65	7.27	1.45
Class C	1,000.00	822.00	9.97	1,013.92	11.02	2.20
Class I	1,000.00	825.90	5.22	1,019.14	5.77	1.15
Class R-3	1,000.00	824.00	7.71	1,016.41	8.52	1.70
Class R-5	1,000.00	826.60	5.22	1,019.14	5.77	1.15
Class R-6	1,000.00	826.60	4.77	1,019.64	5.27	1.05
Class Y	1,000.00	825.20	6.58	1,017.65	7.27	1.45

Mid Cap Fund
Class A	1,000.00	882.10	5.66	1,018.85	6.07	1.21
Class C	1,000.00	879.00	9.34	1,014.92	10.02	2.00
Class I	1,000.00	883.60	4.64	1,019.94	4.97	0.99
Class R-3	1,000.00	881.30	7.06	1,017.35	7.57	1.51
Class R-5	1,000.00	883.80	4.40	1,020.19	4.72	0.94
Class R-6	1,000.00	883.90	4.12	1,020.49	4.42	0.88
Class Y	1,000.00	881.90	5.99	1,018.50	6.42	1.28

Small Cap Fund
Class A	1,000.00	898.60	5.71	1,018.85	6.07	1.21
Class C	1,000.00	894.80	9.42	1,014.92	10.02	2.00
Class I	1,000.00	899.50	4.49	1,020.14	4.77	0.95
Class R-3	1,000.00	897.20	7.08	1,017.40	7.52	1.50
Class R-5	1,000.00	899.50	4.49	1,020.14	4.77	0.95
Class R-6	1,000.00	899.70	4.01	1,020.64	4.27	0.85
Class Y	1,000.00	898.10	5.90	1,018.65	6.27	1.25

Core Bond Fund
Class A	1,000.00	1,090.20	4.16	1,020.89	4.02	0.80
Class C	1,000.00	1,086.10	8.04	1,017.16	7.77	1.55
Class I	1,000.00	1,091.30	2.08	1,022.87	2.01	0.40
Class R-3	1,000.00	1,088.70	5.45	1,019.64	5.27	1.05
Class R-5	1,000.00	1,091.60	2.60	1,022.38	2.51	0.50
Class R-6	1,000.00	1,092.10	2.08	1,022.87	2.01	0.40
Class Y	1,000.00	1,090.00	4.16	1,020.89	4.02	0.80

Core Plus Bond Fund
Class A	1,000.00	1,079.20	4.14	1,020.89	4.02	0.80
Class C	1,000.00	1,077.00	8.00	1,017.16	7.77	1.55
Class I	1,000.00	1,083.10	2.07	1,022.87	2.01	0.40
Class R-3	1,000.00	1,079.60	5.43	1,019.64	5.27	1.05
Class R-5	1,000.00	1,082.50	2.59	1,022.38	2.51	0.50
Class R-6	1,000.00	1,083.10	2.07	1,022.87	2.01	0.40
Class Y	1,000.00	1,080.60	4.14	1,020.89	4.02	0.80

Unconstrained Bond Fund
Class A	1,000.00	1,020.60	4.02	1,020.89	4.02	0.80
Class C	1,000.00	1,017.90	7.78	1,017.16	7.77	1.55
Class I	1,000.00	1,022.80	2.51	1,022.38	2.51	0.50
Class R-3	1,000.00	1,020.80	5.28	1,019.64	5.27	1.05
Class R-5	1,000.00	1,022.80	2.51	1,022.38	2.51	0.50
Class R-6	1,000.00	1,023.30	2.01	1,022.87	2.01	0.40
Class Y	1,000.00	1,021.10	4.02	1,020.89	4.02	0.80
(a) Expenses are calculated using each Fund’s annualized expense ratios for each class of shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (182), and then dividing that result by the actual number of days in the fiscal year (366).

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Principal Risks

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Risk	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Cougar Tactical Allocation Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund	Carillon Eagle Small Cap Growth Fund
Allocation			X
Call			X
Commodities			X
Credit			X
Credit ratings			X
Dividend paying stocks				X
Emerging markets			X
Equity securities	X	X	X	X	X	X
Focused holdings			X	X
Foreign securities		X	X	X
Fund of funds			X
Growth stocks	X	X	X	X	X	X
High-yield securities			X
Inflation			X
Initial public offerings						X
Interest rate			X
Japan		X
Liquidity		X	X
Market, Fixed Income Market and Stock Market	X	X	X	X	X	X
Market timing		X	X			X
Mid-cap companies	X		X	X	X	X
Mortgage and asset-backed securities			X
Municipal securities			X
Other investment companies, including ETFs		X	X
Portfolio turnover			X
Quantitative Strategy	X	X
Recent Market Events	X	X	X	X	X	X
Redemptions			X
Sectors	X				X	X
Securities Lending	X	X	X	X	X	X
Small-cap companies			X		X	X
United Kingdom securities		X
U.S. Government securities and Government sponsored enterprises			X
U.S. Treasury obligations			X
Value stocks			X	X

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Principal Risks

(UNAUDITED)

Risk	Carillon Scout International Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Credit				X	X	X
Credit ratings				X	X	X
Derivatives				X	X	X
Emerging markets	X	X	X			X
Equity securities	X	X	X
Focused holdings			X
Foreign securities	X	X	X	X	X	X
Growth stocks	X	X	X
High-yield securities					X	X
Income				X	X	X
Interest rates				X	X	X
Issuer				X	X	X
Leverage				X	X	X
Libor						X
Liquidity	X			X	X	X
Market, Fixed Income Market and Stock Market	X	X	X	X	X	X
Market timing	X		X
Maturity				X	X	X
Mid-cap companies		X	X
Mortgage and asset-backed securities				X	X	X
Portfolio turnover		X		X	X	X
Recent Market Events	X	X	X	X	X	X
Redemptions				X	X	X
Sectors			X
Securities Lending	X	X	X	X	X	X
Short sales						X
Small-cap companies		X	X
United Kingdom securities	X
U.S. Government securities and Government sponsored enterprises				X	X	X
U.S. Treasury obligations				X	X	X
Valuation				X	X	X
Value stocks	X	X	X

Allocation  |  Allocation risk means that a fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes. The potential impact of the risks related to an asset class depends on the size of a fund’s investment allocation to it. Also, a fund’s sub-adviser may not allocate among the asset classes in a way that produces the intended result.

Call  |  Call risk is the possibility that, as interest rates decline to a level that is significantly lower than the rate assigned to the fixed income security, the security may be called (redeemed) prior to maturity. A fund would lose the benefit of holding a fixed income security that is paying a rate above the current market rate and would likely have to reinvest the proceeds in other fixed income securities that have lower yields.

Commodities  |  The value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. Investments in commodities, such as gold, or in commodity-linked instruments, will subject a fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities. The value of commodity-linked instruments typically is based upon the price movements of underlying commodities and, therefore, may fluctuate widely based on a variety of both macroeconomic and commodity-specific factors. At times, these price fluctuations may be significant or rapid, and may not correlate to price movements in other asset classes. There may also be an imperfect correlation between the value of commodity-linked instruments and the underlying assets. Investments in these types of instruments may subject a fund to additional expenses.

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Principal Risks

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Credit  |  A fund could lose money if the issuer of a fixed income security is unable or unwilling, or is perceived as unable or unwilling (whether by market participants, ratings agencies, pricing services or otherwise) to meet its financial obligations or goes bankrupt. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security held by a fund may decrease its value. Credit risk usually applies to most fixed income securities. U.S. government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a fund owns extend only to the timely payment of interest and the repayment of principal on the securities themselves and do not extend to the market value of the securities themselves or to shares of the fund.

Credit Ratings  |  Ratings by nationally recognized rating agencies represent the agencies’ opinion of the credit quality of an issuer. However, these ratings are not absolute standards of quality and do not guarantee the creditworthiness of an issuer. Ratings do not necessarily address market risk and may not be revised quickly enough to reflect changes in an issuer’s financial condition.

Derivatives  |  Derivatives, such as options, futures contracts, currency forwards or swap agreements, may involve greater risks than if a fund had invested in the reference obligation directly. Derivatives are subject to general market risks, liquidity risks, interest rate risk, and credit risks. Derivatives also present the risk that the other party to the transaction will fail to perform. Derivatives also involve an increased risk of mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that a fund may not realize the intended benefits. When used for hedging, changes in the value of the derivative may also not correlate perfectly with the underlying asset, rate or index. Derivatives risk may be more significant when derivatives are used to enhance fund returns, increase liquidity, manage the duration of a fund’s portfolio and/or gain exposure to certain instruments or markets, rather than solely to hedge the risk of a position held by the fund. Derivatives can cause a fund to participate in losses (as well as gains) in an amount that significantly exceeds the fund’s initial investment. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The regulation of cleared and uncleared swap agreements, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. It is not possible to predict fully the effects of current or future regulation. Changes in government regulation of various types of derivatives instruments may make derivatives more costly or limit the availability of derivatives, which may limit or prevent a fund from using certain types of derivative instruments as part of its investment strategy; may affect the character, timing of recognition and amount of a fund’s taxable income or recognized gains or losses; or may otherwise adversely affect the value or performance of derivatives. Compared to other types of investments, derivatives may also be less tax efficient. A fund’s use of derivatives may be limited by the requirements for taxation of the fund as a regulated investment company.

•

Swap Agreements. Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, a fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, a lack of correlation between the swaps and the portfolio of assets that the swaps are designed to hedge or replace. Swaps also may be difficult to value. Swaps may be subject to liquidity risk and counterparty risk. Swaps that are traded over-the-counter are not subject to standardized clearing requirements and may involve greater liquidity and counterparty risks. Credit default swaps may be subject to credit risk and the risks associated with the purchase and sale of credit protection. With respect to a credit default swap, if a fund is selling credit protection, there is a risk a fund is subject to many of the same risks it would be if it were holding debt obligations of the issuer; however, a fund would not have any recourse against such issuer and would not benefit from any collateral securing such issuer’s debt obligations. Therefore, when selling protection, a fund could be forced to liquidate other assets upon the occurrence of a credit event in order to pay the counterparty. There is also the risk that the transaction may be closed-out at a time when the credit quality of the underlying investment has deteriorated, in which case a fund may need to make an early termination payment. If a fund is buying credit protection, there is the risk that no credit event will occur and a fund will receive no benefit (other than any hedging benefit) for the premium paid. There is also the risk that the transaction may be closed-out at a time when the credit quality of the underlying investment has improved, in which case a fund may need to make an early termination payment.

•

Futures and Forward Contracts. Futures and forward contracts are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts require a counterparty to post collateral, which may expose a fund to greater losses in the event of a default by a counterparty. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency. Interest rate and Treasury futures contracts expose a fund to price fluctuations resulting from changes in interest rates. A fund could suffer a loss if interest rates rise after a fund has purchased an interest rate futures contract or fall after a fund has sold an interest rate futures contract. Similarly, Treasury futures contracts expose a fund to potential losses if interest rates do not move as expected. Fixed income index futures contracts expose the fund to volatility in an underlying securities index.

•

Options. The movements experienced by a fund between the prices of options and prices of the assets (or indices) underlying such options, may differ from expectations, and may cause a fund to not achieve its objective. The seller (writer) of a call option that is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying assets above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying assets above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase by such writer except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire investment in the call option. The seller (writer) of a put option that is covered (i.e., the writer has a short position in the underlying assets) assumes the risk of an increase in the market price of the underlying assets above the sales price (in establishing the short position) of the underlying assets plus the premium received, and

62

Principal Risks

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gives up the opportunity for gain on the underlying assets below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying assets below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment in the put option. In the event that an option on futures is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option, unlike the holder, generally is subject to initial and variation margin requirements on the option position. There can be no guarantee that the use of options will increase a fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them, and there may at times not be a liquid secondary market for options.

Emerging Markets  |  When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Equity Securities  |  A fund’s equity securities investments are subject to stock market risk. Such investments may also expose a fund to additional risks:

•

Common Stocks. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are unrelated to the company, such as changes in interest rates, exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock.

•

Preferred Stocks. Preferred securities are subject to issuer-specific and stock market risks; however, preferred securities may be less liquid than common stocks and offer more limited participation in the growth of an issuer. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred shareholders may have only certain limited rights if distributions are not paid for a stated period, but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Because the rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities, in the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay preferred stockholders after payments, if any, to bondholders have been made. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects.

•

Convertible Securities. The investment value of a convertible security (“convertible”) is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. Since it derives a portion of its value from the common stock into which it may be converted, a convertible is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. A convertible may be subject to redemption at the option of the issuer at a price established in the convertible’s governing instrument, which may be less than the current market price of the security. Convertibles typically are “junior” securities, which means an issuer may pay interest on its non-convertible debt before it can make payments on its convertibles. In the event of a liquidation, holders of convertibles may be paid before a company’s common stockholders but after holders of a company’s senior debt obligations.

•

Depositary Receipts. A fund may invest in securities issued by foreign companies through ADRs, GDRs and EDRs. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt.

•

REITs. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions or changes in demographic trends or tastes, increases in operating expenses, and adverse governmental, legal or regulatory action (such as changes to zoning laws, changes in interest rates, condemnation, tax increases, regulatory limitations on rents, or enforcement of or changes to environmental regulations). Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs typically incur fees that are separate from those incurred by a fund, meaning a fund’s investment in REITs will result in the layering of expenses such that as a shareholder, a fund will indirectly bear a proportionate share of a REIT’s operating expenses.

•

Rights and Warrants. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

•

Dividend-Paying Stocks. Securities of companies that have historically paid a high dividend yield may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. Changes to the dividend policies of companies in which a fund invests and the capital resources available for dividend payment at such companies may harm fund performance. A fund may also be harmed by changes to the favorable federal income tax treatment generally afforded to dividends.

Focused holdings  |  For funds that normally hold a core portfolio of securities of fewer companies than other more diversified funds, the increase or decrease of the value of a single security may have a greater impact on the fund’s NAV and total return when compared to other diversified funds.

Foreign securities  |  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic

63

Principal Risks

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conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Custodial and/or settlement systems in foreign markets may not be fully developed and the laws of certain countries may limit the ability to recover assets if a foreign bank or depository or their agents goes bankrupt. Foreign securities may be less liquid than domestic securities and there may be delays in transaction settlement in some foreign markets. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A fund could also underperform if it invests in countries or regions whose economic performance falls short. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change, which may lead to default or expropriation, and inadequate government oversight and accounting. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc. Foreign security risk may also apply to ADRs, GDRs and EDRs.

The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of a fund’s investments in the United Kingdom and Europe.

Fund of funds  |  Because investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act and the rules thereunder if the Tactical Allocation Fund is unable to rely on an ETF’s exemptive order permitting unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, the fund may be unable to allocate its investments in the manner the sub-adviser considers prudent, or the sub-adviser may have to select an investment other than that which the sub-adviser considers suitable.

Because the Tactical Allocation Fund invests principally in underlying funds, and the fund’s performance is directly related to the performance of such underlying funds, the ability of the fund to achieve its investment objectives is directly related to the ability of the underlying funds to meet their investment objectives. The investment techniques and risk analysis used by the fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Growth stocks  |  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-yield securities  |  Investments in securities rated below investment grade, or “junk bonds,” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher-rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Income  |  A fund’s income could decline due to falling market interest rates. In a falling interest rate environment, a Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of a fund for any particular period.

Inflation  |  Inflation risk is the risk that the market value of securities will decrease as higher inflation shrinks the purchasing power of any affected currencies, thus causing the purchasing power not to keep pace with inflation.

Initial public offerings  |  The market value of shares sold in an initial public offering (“IPO”) may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. The purchase of IPO shares may also involve high transaction costs. These offerings may produce gains that positively affect Fund performance during any given period, but such securities may not be available during other periods, or, even if they are available, may not be available in sufficient quantity to have a meaningful impact on Fund performance. They may also produce losses.

Interest rate  |  Investments in investment grade and non-investment grade fixed income securities are subject to interest rate risk. The value of a fund’s fixed income investments typically will fall when interest rates rise. A fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in a 8% decrease in the value of the bond. The Federal Reserve has raised and lowered the federal funds rate several times since December 2015 and may increase or decrease rates in the future. Interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the fund. During periods of very low or negative interest rates, a fund may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Issuer  |  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Japan  |  A significant portion of a fund’s total assets may be invested in the securities of Japanese issuers, in accordance with the fund’s benchmark. Japan, like many Asian countries, is still heavily dependent upon international trade and may be adversely affected by protectionist trade policies, competition from Asia’s other low-cost emerging economies, the economic conditions of its trading partners, strength of the yen, and regional and global conflicts. The domestic Japanese economy faces several concerns, including large government deficits, a shrinking workforce, and, in some cases, companies with poor corporate governance. Japan has in the past intervened in the

64

Principal Risks

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currency markets, which could cause the value of the yen to fluctuate sharply and unpredictably. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes and tsunamis. Relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Japan is also heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. These and other factors could have a negative impact on a fund’s performance and increase the volatility of an investment in a fund.

Leverage  |  Certain transactions of a fund may give rise to a form of leverage. Such transactions may include, among others, the use of buybacks, dollar rolls, and when-issued, delayed delivery or forward commitment transactions. Certain derivatives that a fund may use may create leverage. Derivatives that involve leverage can result in losses to a fund that exceed the amount originally invested in the derivatives. Certain types of leveraging transactions, such as short sales that are not “against the box,” could be subject to unlimited losses in cases where a fund, for any reason, is unable to close out the transaction. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may cause a fund to be more volatile than if the fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a fund’s portfolio securities.

LIBOR  |  Certain of the instruments identified in a fund’s principal investment strategies have variable or floating coupon rates that are based on the LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new SOFR, which is intended to be a broad measure of overnight U.S. Treasury repurchase agreement rates, as an appropriate replacement for U.S. dollar LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, with the expectation that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets to replace sterling LIBOR. On July 27, 2017, the Chief Executive of the FCA, which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.

In advance of 2021, regulators and market participants are working together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the fund’s performance and/or NAV.

Liquidity  |  Liquidity risk is the possibility that the fund might be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the fund’s liquidity. Market developments may cause the fund’s investments to become less liquid and subject to erratic price movements. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund. The fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates.

Market, Fixed Income Market and Stock Market  |  Markets may at times be volatile and the value of a fund’s stock and fixed income holdings—and the income generated by a fund’s fixed income holdings—may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer, such as real or perceived adverse political, regulatory, market, economic or other developments, such as natural disasters, public health crises, pandemics, regional or global economic instability (including terrorism and geopolitical risks) and interest and currency rate fluctuations, that may cause broad changes in market value, changes in the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. In addition, adverse market events may lead to increased redemptions, which could cause a fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Changes in value may be temporary or may last for extended periods. Even when securities markets perform well, there is no assurance that the investments held by a fund will increase in value along with the broader market.

The increasing interconnectedness of markets around the world may result in many markets being affected by events in a single country or events affecting a single or small number of issuers. Events such as natural disasters, public health crises, pandemics, governments’ reactions to and public perceptions concerning these developments, and adverse investor sentiment could cause uncertainty in the markets and may adversely affect the performance of the global economy. Terrorism and related geopolitical risks, including tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. Likewise, systemic market dislocations of the kind that occurred during the financial crisis in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of a fund’s investments.

In addition, markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even

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Principal Risks

(UNAUDITED)

the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in stock prices could be a sustained trend or a drastic movement.

Market timing  |  Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. There is no guarantee that Carillon Tower Advisers, Inc. (the “Manager”) and transfer agent of the Funds can detect all market timing activities.

Maturity  |  A Fund will invest in fixed income securities of varying maturities. A fixed income security’s maturity is one indication of the interest rate exposure of a security. Generally, the longer a fixed income security’s maturity, the greater the risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk.

Mid-cap companies  |  Investments in mid-cap companies generally involve greater risks than investing in large-capitalization companies. Mid-cap companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. The performance of mid-cap companies can be more volatile, and their stocks less liquid, compared to larger, more established companies, which could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in mid-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in large-cap companies. Generally, the smaller the company size, the greater these risks.

Mortgage- and asset-backed securities  |  Mortgage and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure or premature repayment of principal, or a delay in the repayment of principal. The reduced value of the fund’s securities and the potential loss of principal as a result of a mortgagee’s failure to repay would have a negative impact on the fund. Premature repayment of principal would make it difficult for the fund to reinvest the prepaid principal at a time when interest rates on new mortgages are declining, thereby reducing the fund’s income. Conversely, a delay in the repayment of principal could lengthen the expected maturity of the securities, thereby increasing the potential for loss when prevailing interest rates rise, which could cause the values of the securities to fall sharply. In a to-be-announced (“TBA”) mortgage-backed transaction, a fund and the seller agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller does not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a fund.

Municipal securities  |  A municipal security’s value, interest payments or repayment of principal could be affected by economic, legislative or political changes. Municipal securities are also subject to potential volatility in the municipal market and the fund’s share price, yield and total return may fluctuate in response to municipal bond market movements. Municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, as opposed to general tax revenues, may have increased risks. Changes in a municipality’s financial health may affect its ability to make interest and principal payments when due.

Other investment companies, including ETFs  |  Investments in the securities of other investment companies, including exchange-traded funds (“ETFs”) (which may, in turn invest in equities, bonds, and other financial vehicles), may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a fund becomes a shareholder of that investment company. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by the other investment company, in addition to the fees and expenses fund shareholders indirectly bear in connection with the fund’s own operations. Investments in other investment companies will subject a fund to the risks of the types of investments in which the investment companies invest.

As a shareholder, a fund must rely on the other investment company to achieve its investment objective. If the other investment company fails to achieve its investment objective, the value of the fund’s investment will typically decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares may potentially trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the portfolio manager may not be able to liquidate a fund’s holdings of ETF shares at the most optimal time, adversely affecting the fund’s performance. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Portfolio turnover  |  A fund may engage in more active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover may lead to greater transaction costs, result in adverse tax consequences to investors (from increased recognition of net capital gains, which are taxable to shareholders when distributed to them) and adversely affect performance.

Quantitative Strategy Risk  |  The success of a fund’s investment strategy may depend in part on the effectiveness of a sub-adviser’s quantitative tools for screening securities. Securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis, which could adversely affect their value. A sub-adviser’s quantitative tools may use factors that may not be predictive of a security’s value, and any changes over time in the factors that affect a security’s value may not be reflected in the quantitative model. The sub-adviser’s stock selection can be adversely affected if it relies on insufficient, erroneous or outdated data or flawed models or computer systems.

Recent Market Events  |  Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. Decisions by the Federal Reserve System (also known as “the Fed”) regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, continue to have a significant impact on securities prices as well as the overall strength of the U.S. economy. The Fed has spent hundreds of billions of dollars to keep credit flowing through short-term money markets since mid-September 2019 when a shortage of liquidity caused a spike in overnight borrowing rates. The Fed has signaled that it plans to maintain its interventions at an elevated level. Amid the Fed’s ongoing efforts, concerns about the markets’ dependence on the Fed’s daily doses of liquidity have grown.

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Principal Risks

(UNAUDITED)

Political and diplomatic events within the United States and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A rise in protectionist trade policies, slowing global economic growth, risks associated with ongoing trade negotiations with China, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020 and trade agreement negotiations during the transition period, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements and the United Kingdom and European economies as well as the broader global economy.

The U.S. government has recently reduced federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial market, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

An epidemic outbreak and governments’ reactions to such a public health crisis could cause uncertainty in the markets and may adversely affect the performance of the global economy. Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The effect of recent efforts undertaken by the Fed to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S. economy, are not yet known. In addition, COVID-19 could cause the need for employees and vendors at various businesses, including Carillon Towers Advisers, Inc. (“Carillon Tower”) or a fund’s sub-adviser, to work at external locations, and extensive medical absences. Carillon Tower and the funds’ sub-advisers have policies and procedures to address known situations, but because a large epidemic may create significant market and business uncertainties and disruptions, not all events that could affect the business of Carillon Tower or a fund’s sub-adviser can be determined and addressed in advance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may not ever recover their value. Large wildfires driven by high winds and prolonged drought may devastate businesses and entire communities and may be very costly to any business found to be responsible for the fire. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. These losses could adversely affect corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.

Redemptions  |  A fund may experience periods of heavy redemptions that could cause a fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in a fund, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt a fund’s performance.

Sectors  |  Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Health care sector  |  The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability, (ii) subject to extensive litigation based on product liability and similar claims, and (iii) subject to competitive forces that may make it difficult to raise prices and, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays in or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector.

Information technology sector  |  The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market

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Principal Risks

(UNAUDITED)

acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Securities Lending  |  A fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a fund’s securities lending agent may indemnify the fund against that risk. There is a risk that the assets of a fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the fund. Borrowers of a fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to a fund before an ex-dividend date, the payment in lieu of the dividend that the fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Short sales  |  A short sale creates the risk of a loss if the price of the underlying security increases, thus increasing the cost to a fund of buying those securities to cover the short position. The potential for greater losses may be incurred due to general market forces, such as a lack of securities available for short sellers to borrow for delivery, or increases in the price of a security sold short. A fund may lose more money than the actual cost of a short sale investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a fund.

Small-cap companies  |  Investments in small-cap companies generally involve greater risks than investing in large-capitalization companies. Companies with smaller market capitalizations generally have lower volume of shares traded daily, less liquid stock and more volatile stock prices. Companies with smaller market capitalizations also tend to have a limited product or service base and limited access to capital. Newer companies with unproven business strategies also tend to be smaller companies. The above factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in small-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in mid-cap or large-cap companies. Generally, the smaller the company size, the greater these risks.

United Kingdom securities  |  A fund’s exposure to issuers located in, or with economic ties to, the United Kingdom, could expose the fund to risks associated with investments in the United Kingdom to a greater extent than more geographically diverse funds. Investments in United Kingdom issuers may subject a fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the United Kingdom economy may be impacted by changes to the economic condition of the United States and other European countries. The United Kingdom’s economy relies heavily on the export of financial services to the United States and other European countries. A prolonged slowdown in the financial services sector may have a negative impact on the United Kingdom’s economy. The United Kingdom economy, along with certain other European Union economies, experienced a significant economic slowdown during the recent financial crisis; certain United Kingdom financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. In the past, the United Kingdom has been a target of terrorism. Acts of terrorism in the United Kingdom or against United Kingdom interests may cause uncertainty in the United Kingdom’s financial markets and adversely affect the performance of the issuers to which a fund has exposure.

On June 23, 2016, the United Kingdom voted via referendum to leave the European Union, commonly referred to as Brexit, which immediately led to significant market volatility around the world, as well as political, economic, and legal uncertainty. On January 31, 2020, the United Kingdom left the European Union and on this date the United Kingdom entered into a transition period scheduled to end on December 31, 2020. There is still considerable uncertainty relating to the potential consequences of the exit, including with respect to the negotiations of new trade agreements during the transition period, whether Brexit will have a negative impact on the United Kingdom or the broader global economy or the value of the British pound, and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the European Union. United Kingdom businesses are increasingly preparing for a disorderly Brexit as there is a risk trade negotiations between the United Kingdom and the European Union may not be completed by the end of the transition period or the outcomes are undesirable. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but also the broader global economy, could be significant, potentially resulting in increased volatility in exchange rates and interest rates, illiquidity, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. The United Kingdom may be less stable than it has been in recent years, and investments in the United Kingdom may be difficult to value, or subject to greater or more frequent rises and falls in value. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the United Kingdom and European Union is defined and the United Kingdom determines which European Union laws to replace or replicate. Any further exits from the European Union, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. Any of these effects of Brexit could adversely affect any of the companies to which a fund has exposure and any other assets that a fund invests in.

U.S. Government securities and Government sponsored enterprises  |  A security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Investments in securities issued by Government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (1) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (2) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (3) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation; or (4) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so. In such circumstances, if the issuer defaulted, a fund may not be able to recover its investment from the U.S. Government. Like all bonds, U.S. Government securities and Government-sponsored enterprise bonds are also subject to interest rate risk, credit risk and market risk.

68

Principal Risks

(UNAUDITED)

U.S. Treasury Obligations  |  Securities issued or guaranteed by the U.S. Treasury are backed by the “full faith and credit” of the United States; however, the U.S. government guarantees the securities only as to the timely payment of interest and principal when held to maturity, and the market prices of such securities may fluctuate. The value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of a fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shut down, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline. Because U.S. Treasury securities trade actively outside the United States, their prices may also rise and fall as changes in global economic conditions affect the demand for these securities.

Valuation  |  Securities held by a fund may be priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the fund’s Board. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Value stocks  |  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

69

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Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Contact Carillon Fund Services at 800.421.4184 or www.carillontower.com or your financial advisor for a prospectus, or summary prospectus, which contains this and other important information about the Carillon Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money.

This report is for the information of Shareholders of the Carillon Mutual Funds. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-PORT. These filings are available on the Commission’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30th of that year, is available without charge, upon request, by calling the Carillon Family of Funds, toll-free at the number above, by accessing our website at carillontower.com or by accessing the Commission’s website at www.sec.gov.

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable to the Trust.

Item 6.	Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Trust.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Trust.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Trust.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the Trust’s Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended), the Principal Executive Officer and Principal Financial Officer of the Trust have concluded that such disclosure controls and procedures are effective as of June 20, 2020.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) of the Trust that occurred during the second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Trust.

Item 13.	Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the Trust.

(a)(4) Not applicable to the Trust

(b) The certification required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CARILLON SERIES TRUST
Date: June 19, 2020

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

CARILLON SERIES TRUST

Date: June 19, 2020	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: June 19, 2020	/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer